UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

ESGMX

Mirova Global Megatrends Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$129	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI World Index (Net)
03/2016	$9,425	$10,000
03/2016	$9,425	$10,000
04/2016	$9,369	$10,158
05/2016	$9,529	$10,215
06/2016	$9,331	$10,101
07/2016	$9,746	$10,528
08/2016	$9,764	$10,536
09/2016	$9,859	$10,592
10/2016	$9,463	$10,387
11/2016	$9,208	$10,537
12/2016	$9,345	$10,789
01/2017	$9,732	$11,049
02/2017	$9,967	$11,356
03/2017	$10,194	$11,477
04/2017	$10,609	$11,647
05/2017	$10,968	$11,893
06/2017	$10,987	$11,939
07/2017	$11,261	$12,224
08/2017	$11,336	$12,242
09/2017	$11,572	$12,516
10/2017	$11,912	$12,753
11/2017	$12,101	$13,029
12/2017	$12,189	$13,205
01/2018	$13,029	$13,903
02/2018	$12,476	$13,327
03/2018	$12,333	$13,036
04/2018	$12,322	$13,186
05/2018	$12,475	$13,269
06/2018	$12,418	$13,262
07/2018	$12,879	$13,677
08/2018	$12,975	$13,846
09/2018	$13,023	$13,923
10/2018	$11,880	$12,901
11/2018	$12,245	$13,047
12/2018	$11,392	$12,055
01/2019	$12,218	$12,993
02/2019	$12,834	$13,384
03/2019	$13,103	$13,560
04/2019	$13,667	$14,040
05/2019	$12,935	$13,230
06/2019	$13,838	$14,102
07/2019	$13,808	$14,172
08/2019	$13,757	$13,882
09/2019	$13,938	$14,177
10/2019	$14,159	$14,538
11/2019	$14,681	$14,943
12/2019	$15,109	$15,391
01/2020	$15,261	$15,297
02/2020	$14,400	$14,004
03/2020	$13,053	$12,151
04/2020	$14,573	$13,478
05/2020	$15,510	$14,129
06/2020	$16,008	$14,503
07/2020	$16,995	$15,197
08/2020	$17,891	$16,212
09/2020	$17,596	$15,653
10/2020	$17,128	$15,173
11/2020	$18,919	$17,113
12/2020	$19,954	$17,838
01/2021	$19,566	$17,661
02/2021	$19,842	$18,114
03/2021	$20,239	$18,716
04/2021	$20,983	$19,587
05/2021	$21,252	$19,869
06/2021	$21,810	$20,166
07/2021	$22,595	$20,527
08/2021	$23,545	$21,038
09/2021	$22,274	$20,164
10/2021	$23,741	$21,306
11/2021	$22,894	$20,839
12/2021	$23,509	$21,730
01/2022	$21,333	$20,580
02/2022	$20,657	$20,060
03/2022	$20,772	$20,610
04/2022	$19,088	$18,898
05/2022	$19,088	$18,912
06/2022	$17,624	$17,274
07/2022	$19,148	$18,646
08/2022	$17,707	$17,866
09/2022	$15,790	$16,205
10/2022	$16,838	$17,369
11/2022	$18,767	$18,577
12/2022	$18,206	$17,788
01/2023	$19,486	$19,047
02/2023	$18,983	$18,589
03/2023	$19,426	$19,163
04/2023	$19,785	$19,499
05/2023	$19,666	$19,304
06/2023	$20,827	$20,472
07/2023	$21,066	$21,159
08/2023	$20,527	$20,654
09/2023	$19,223	$19,763
10/2023	$18,780	$19,190
11/2023	$20,719	$20,989
12/2023	$21,541	$22,019
01/2024	$21,913	$22,283
02/2024	$23,150	$23,228
03/2024	$23,906	$23,975
04/2024	$23,000	$23,084
05/2024	$24,213	$24,115
06/2024	$24,489	$24,605
07/2024	$24,598	$25,039
08/2024	$25,667	$25,701
09/2024	$25,859	$26,172
10/2024	$24,766	$25,652
11/2024	$25,258	$26,830
12/2024	$24,304	$26,130
01/2025	$25,184	$27,052
02/2025	$25,318	$26,858
03/2025	$24,133	$25,662
04/2025	$24,278	$25,890
05/2025	$25,712	$27,423
06/2025	$26,299	$28,606
07/2025	$26,361	$28,974
08/2025	$26,835	$29,730
09/2025	$27,172	$30,686
10/2025	$27,946	$31,300
11/2025	$27,883	$31,389
12/2025	$27,949	$31,642

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	15.00%	6.97%	11.79%
Class A with 5.75% MSCFootnote Reference1	8.40%	5.72%	11.11%
MSCI World Index (Net)	21.09%	12.15%	12.49%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

ESGMX

Mirova Global Megatrends Fund

Annual Shareholder Report

December 31, 2025

TMG99A-1225

Class C

ESGCX

Mirova Global Megatrends Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$209	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI World Index (Net)
03/2016	$10,000	$10,000
03/2016	$10,000	$10,000
04/2016	$9,930	$10,158
05/2016	$10,100	$10,215
06/2016	$9,880	$10,101
07/2016	$10,320	$10,528
08/2016	$10,330	$10,536
09/2016	$10,420	$10,592
10/2016	$10,000	$10,387
11/2016	$9,720	$10,537
12/2016	$9,861	$10,789
01/2017	$10,262	$11,049
02/2017	$10,492	$11,356
03/2017	$10,732	$11,477
04/2017	$11,163	$11,647
05/2017	$11,533	$11,893
06/2017	$11,553	$11,939
07/2017	$11,833	$12,224
08/2017	$11,894	$12,242
09/2017	$12,134	$12,516
10/2017	$12,484	$12,753
11/2017	$12,684	$13,029
12/2017	$12,761	$13,205
01/2018	$13,630	$13,903
02/2018	$13,054	$13,327
03/2018	$12,892	$13,036
04/2018	$12,871	$13,186
05/2018	$13,023	$13,269
06/2018	$12,952	$13,262
07/2018	$13,430	$13,677
08/2018	$13,521	$13,846
09/2018	$13,562	$13,923
10/2018	$12,362	$12,901
11/2018	$12,728	$13,047
12/2018	$11,841	$12,055
01/2019	$12,695	$12,993
02/2019	$13,327	$13,384
03/2019	$13,590	$13,560
04/2019	$14,177	$14,040
05/2019	$13,401	$13,230
06/2019	$14,326	$14,102
07/2019	$14,294	$14,172
08/2019	$14,219	$13,882
09/2019	$14,400	$14,177
10/2019	$14,623	$14,538
11/2019	$15,155	$14,943
12/2019	$15,590	$15,391
01/2020	$15,729	$15,297
02/2020	$14,830	$14,004
03/2020	$13,438	$12,151
04/2020	$14,991	$13,478
05/2020	$15,938	$14,129
06/2020	$16,444	$14,503
07/2020	$17,456	$15,197
08/2020	$18,360	$16,212
09/2020	$18,048	$15,653
10/2020	$17,553	$15,173
11/2020	$19,382	$17,113
12/2020	$20,434	$17,838
01/2021	$20,024	$17,661
02/2021	$20,283	$18,114
03/2021	$20,682	$18,716
04/2021	$21,436	$19,587
05/2021	$21,687	$19,869
06/2021	$22,245	$20,166
07/2021	$23,032	$20,527
08/2021	$23,983	$21,038
09/2021	$22,671	$20,164
10/2021	$24,147	$21,306
11/2021	$23,272	$20,839
12/2021	$23,878	$21,730
01/2022	$21,663	$20,580
02/2022	$20,969	$20,060
03/2022	$21,066	$20,610
04/2022	$19,350	$18,898
05/2022	$19,337	$18,912
06/2022	$17,841	$17,274
07/2022	$19,362	$18,646
08/2022	$17,904	$17,866
09/2022	$15,964	$16,205
10/2022	$17,004	$17,369
11/2022	$18,944	$18,577
12/2022	$18,361	$17,788
01/2023	$19,641	$19,047
02/2023	$19,121	$18,589
03/2023	$19,553	$19,163
04/2023	$19,895	$19,499
05/2023	$19,768	$19,304
06/2023	$20,923	$20,472
07/2023	$21,152	$21,159
08/2023	$20,593	$20,654
09/2023	$19,274	$19,763
10/2023	$18,830	$19,190
11/2023	$20,745	$20,989
12/2023	$21,558	$22,019
01/2024	$21,926	$22,283
02/2024	$23,131	$23,228
03/2024	$23,880	$23,975
04/2024	$22,981	$23,084
05/2024	$24,193	$24,115
06/2024	$24,469	$24,605
07/2024	$24,577	$25,039
08/2024	$25,646	$25,701
09/2024	$25,838	$26,172
10/2024	$24,745	$25,652
11/2024	$25,237	$26,830
12/2024	$24,284	$26,130
01/2025	$25,163	$27,052
02/2025	$25,298	$26,858
03/2025	$24,113	$25,662
04/2025	$24,258	$25,890
05/2025	$25,691	$27,423
06/2025	$26,277	$28,606
07/2025	$26,340	$28,974
08/2025	$26,813	$29,730
09/2025	$27,150	$30,686
10/2025	$27,923	$31,300
11/2025	$27,860	$31,389
12/2025	$27,926	$31,642

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	14.17%	6.17%	11.10%
Class C with 1.00% CDSCFootnote Reference1	13.17%	6.17%	11.10%
MSCI World Index (Net)	21.09%	12.15%	12.49%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

ESGCX

Mirova Global Megatrends Fund

Annual Shareholder Report

December 31, 2025

TMG99C-1225

Class N

ESGNX

Mirova Global Megatrends Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$96	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI World Index (Net)
05/2017	$10,000	$10,000
05/2017	$10,319	$10,189
06/2017	$10,337	$10,228
07/2017	$10,593	$10,473
08/2017	$10,673	$10,487
09/2017	$10,895	$10,723
10/2017	$11,213	$10,925
11/2017	$11,399	$11,162
12/2017	$11,481	$11,313
01/2018	$12,278	$11,910
02/2018	$11,759	$11,417
03/2018	$11,624	$11,168
04/2018	$11,623	$11,296
05/2018	$11,767	$11,367
06/2018	$11,713	$11,362
07/2018	$12,155	$11,717
08/2018	$12,245	$11,862
09/2018	$12,299	$11,928
10/2018	$11,217	$11,052
11/2018	$11,560	$11,177
12/2018	$10,762	$10,327
01/2019	$11,549	$11,131
02/2019	$12,129	$11,466
03/2019	$12,392	$11,616
04/2019	$12,923	$12,028
05/2019	$12,233	$11,334
06/2019	$13,093	$12,081
07/2019	$13,064	$12,141
08/2019	$13,017	$11,893
09/2019	$13,197	$12,146
10/2019	$13,414	$12,455
11/2019	$13,905	$12,802
12/2019	$14,319	$13,185
01/2020	$14,452	$13,105
02/2020	$13,650	$11,997
03/2020	$12,380	$10,409
04/2020	$13,813	$11,547
05/2020	$14,706	$12,104
06/2020	$15,186	$12,425
07/2020	$16,137	$13,019
08/2020	$16,981	$13,889
09/2020	$16,703	$13,410
10/2020	$16,271	$12,998
11/2020	$17,970	$14,660
12/2020	$18,964	$15,282
01/2021	$18,598	$15,130
02/2021	$18,858	$15,518
03/2021	$19,243	$16,034
04/2021	$19,964	$16,780
05/2021	$20,218	$17,022
06/2021	$20,754	$17,276
07/2021	$21,514	$17,585
08/2021	$22,421	$18,023
09/2021	$21,212	$17,274
10/2021	$22,616	$18,253
11/2021	$21,816	$17,853
12/2021	$22,409	$18,616
01/2022	$20,343	$17,631
02/2022	$19,705	$17,185
03/2022	$19,813	$17,657
04/2022	$18,213	$16,190
05/2022	$18,213	$16,202
06/2022	$16,830	$14,799
07/2022	$18,280	$15,974
08/2022	$16,920	$15,306
09/2022	$15,087	$13,883
10/2022	$16,099	$14,880
11/2022	$17,943	$15,915
12/2022	$17,408	$15,239
01/2023	$18,632	$16,317
02/2023	$18,156	$15,925
03/2023	$18,587	$16,417
04/2023	$18,939	$16,705
05/2023	$18,825	$16,538
06/2023	$19,937	$17,538
07/2023	$20,175	$18,127
08/2023	$19,664	$17,694
09/2023	$18,417	$16,931
10/2023	$18,009	$16,440
11/2023	$19,857	$17,981
12/2023	$20,664	$18,864
01/2024	$21,018	$19,090
02/2024	$22,204	$19,899
03/2024	$22,946	$20,539
04/2024	$22,085	$19,776
05/2024	$23,249	$20,659
06/2024	$23,523	$21,079
07/2024	$23,637	$21,451
08/2024	$24,664	$22,018
09/2024	$24,858	$22,421
10/2024	$23,808	$21,976
11/2024	$24,299	$22,985
12/2024	$23,381	$22,386
01/2025	$24,231	$23,176
02/2025	$24,371	$23,009
03/2025	$23,229	$21,984
04/2025	$23,379	$22,180
05/2025	$24,770	$23,493
06/2025	$25,340	$24,506
07/2025	$25,400	$24,822
08/2025	$25,863	$25,469
09/2025	$26,196	$26,288
10/2025	$26,957	$26,814
11/2025	$26,897	$26,890
12/2025	$26,978	$27,108

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	15.38%	7.30%	12.13%
MSCI World Index (Net)	21.09%	12.15%	12.15%

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

ESGNX

Mirova Global Megatrends Fund

Annual Shareholder Report

December 31, 2025

TMG99N-1225

Class Y

ESGYX

Mirova Global Megatrends Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$102	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

The Fund continued to focus on investing for the long term, in high-quality companies likely to experience strong growth opportunities associated with the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade. The Fund delivered strong absolute returns for the full year. Overall, holdings within the Information Technology, Utilities, Financials and Industrials sectors contributed most positively to absolute performance. All sectors that the Fund was exposed to contributed positively to absolute performance.

Top Contributors to Performance

•The Fund’s positions in Nvidia, Iberdrola, Taiwan Semiconductor, Shopify and Microsoft contributed the most to Fund performance.

•Stock selection within the Consumer Discretionary and Utilities sectors contributed positively to relative performance, as did the Fund’s overweight to Information Technology and underweights to Consumer Staples and Consumer Discretionary.

Top Detractors from Performance

•The Fund’s positions in Novo Nordisk, Accenture, Salesforce, Roper Technologies and Symrise detracted the most from Fund performance.

•Stock selection within the Materials, Health Care, Information Technology and Financials sectors detracted the most from relative performance, while the underweight to Communication Services and Financials also detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI World Index (Net)
03/2016	$10,000	$10,000
03/2016	$10,000	$10,000
04/2016	$9,940	$10,158
05/2016	$10,120	$10,215
06/2016	$9,910	$10,101
07/2016	$10,350	$10,528
08/2016	$10,370	$10,536
09/2016	$10,470	$10,592
10/2016	$10,060	$10,387
11/2016	$9,790	$10,537
12/2016	$9,930	$10,789
01/2017	$10,341	$11,049
02/2017	$10,591	$11,356
03/2017	$10,842	$11,477
04/2017	$11,283	$11,647
05/2017	$11,673	$11,893
06/2017	$11,693	$11,939
07/2017	$11,984	$12,224
08/2017	$12,064	$12,242
09/2017	$12,325	$12,516
10/2017	$12,685	$12,753
11/2017	$12,896	$13,029
12/2017	$12,983	$13,205
01/2018	$13,885	$13,903
02/2018	$13,297	$13,327
03/2018	$13,145	$13,036
04/2018	$13,144	$13,186
05/2018	$13,307	$13,269
06/2018	$13,246	$13,262
07/2018	$13,745	$13,677
08/2018	$13,847	$13,846
09/2018	$13,909	$13,923
10/2018	$12,675	$12,901
11/2018	$13,072	$13,047
12/2018	$12,163	$12,055
01/2019	$13,052	$12,993
02/2019	$13,708	$13,384
03/2019	$14,005	$13,560
04/2019	$14,616	$14,040
05/2019	$13,836	$13,230
06/2019	$14,797	$14,102
07/2019	$14,776	$14,172
08/2019	$14,712	$13,882
09/2019	$14,915	$14,177
10/2019	$15,160	$14,538
11/2019	$15,715	$14,943
12/2019	$16,176	$15,391
01/2020	$16,338	$15,297
02/2020	$15,421	$14,004
03/2020	$13,985	$12,151
04/2020	$15,616	$13,478
05/2020	$16,614	$14,129
06/2020	$17,156	$14,503
07/2020	$18,230	$15,197
08/2020	$19,184	$16,212
09/2020	$18,870	$15,653
10/2020	$18,371	$15,173
11/2020	$20,301	$17,113
12/2020	$21,420	$17,838
01/2021	$21,007	$17,661
02/2021	$21,300	$18,114
03/2021	$21,735	$18,716
04/2021	$22,539	$19,587
05/2021	$22,825	$19,869
06/2021	$23,430	$20,166
07/2021	$24,289	$20,527
08/2021	$25,313	$21,038
09/2021	$23,948	$20,164
10/2021	$25,534	$21,306
11/2021	$24,631	$20,839
12/2021	$25,288	$21,730
01/2022	$22,968	$20,580
02/2022	$22,235	$20,060
03/2022	$22,369	$20,610
04/2022	$20,562	$18,898
05/2022	$20,562	$18,912
06/2022	$18,989	$17,274
07/2022	$20,626	$18,646
08/2022	$19,090	$17,866
09/2022	$17,021	$16,205
10/2022	$18,163	$17,369
11/2022	$20,245	$18,577
12/2022	$19,641	$17,788
01/2023	$21,022	$19,047
02/2023	$20,485	$18,589
03/2023	$20,971	$19,163
04/2023	$21,355	$19,499
05/2023	$21,227	$19,304
06/2023	$22,494	$20,472
07/2023	$22,750	$21,159
08/2023	$22,187	$20,654
09/2023	$20,766	$19,763
10/2023	$20,306	$19,190
11/2023	$22,391	$20,989
12/2023	$23,300	$22,019
01/2024	$23,699	$22,283
02/2024	$25,037	$23,228
03/2024	$25,873	$23,975
04/2024	$24,890	$23,084
05/2024	$26,215	$24,115
06/2024	$26,511	$24,605
07/2024	$26,640	$25,039
08/2024	$27,798	$25,701
09/2024	$28,017	$26,172
10/2024	$26,833	$25,652
11/2024	$27,373	$26,830
12/2024	$26,344	$26,130
01/2025	$27,302	$27,052
02/2025	$27,459	$26,858
03/2025	$26,174	$25,662
04/2025	$26,342	$25,890
05/2025	$27,909	$27,423
06/2025	$28,539	$28,606
07/2025	$28,619	$28,974
08/2025	$29,141	$29,730
09/2025	$29,516	$30,686
10/2025	$30,360	$31,300
11/2025	$30,293	$31,389
12/2025	$30,381	$31,642

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	15.32%	7.24%	12.07%
MSCI World Index (Net)	21.09%	12.15%	12.49%

Key Fund Statistics

Total Net Assets	$847,396,710
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,196,903

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.1%
Commercial Services & Supplies	3.0%
Electrical Equipment	3.5%
Machinery	3.6%
Life Sciences Tools & Services	4.6%
Specialty Retail	4.6%
IT Services	4.8%
Pharmaceuticals	5.0%
Chemicals	5.1%
Electric Utilities	6.3%
Health Care Equipment & Supplies	8.0%
Financial Services	8.3%
Software	11.6%
Semiconductors & Semiconductor Equipment	17.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.2%
Microsoft Corp.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.3%
Mastercard, Inc., Class A	4.2%
Iberdrola SA	4.0%
Shopify, Inc., Class A	3.4%
Eli Lilly & Co.	2.9%
TJX Cos., Inc.	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Ecolab, Inc.	2.7%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund).

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	5.4%
Germany	3.0%
Spain	4.0%
Netherlands	4.1%
France	4.1%
Taiwan	4.3%
Canada	4.5%
United Kingdom	4.7%
United States	65.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

ESGYX

Mirova Global Megatrends Fund

Annual Shareholder Report

December 31, 2025

TMG99Y-1225

Class A

NOIAX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$149	1.28%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI World ex USA Index (Net)
12/2015	$9,425	$10,000
01/2016	$8,628	$9,312
02/2016	$8,455	$9,182
03/2016	$9,195	$9,805
04/2016	$9,324	$10,120
05/2016	$9,077	$10,006
06/2016	$8,466	$9,702
07/2016	$9,135	$10,179
08/2016	$9,506	$10,188
09/2016	$9,630	$10,312
10/2016	$9,811	$10,112
11/2016	$9,902	$9,950
12/2016	$10,197	$10,275
01/2017	$10,675	$10,581
02/2017	$10,734	$10,703
03/2017	$11,204	$10,974
04/2017	$11,699	$11,208
05/2017	$11,858	$11,581
06/2017	$11,900	$11,592
07/2017	$12,471	$11,937
08/2017	$12,429	$11,935
09/2017	$12,983	$12,244
10/2017	$13,100	$12,411
11/2017	$13,025	$12,537
12/2017	$13,211	$12,762
01/2018	$14,152	$13,357
02/2018	$13,330	$12,722
03/2018	$12,897	$12,502
04/2018	$13,160	$12,789
05/2018	$12,558	$12,546
06/2018	$12,176	$12,409
07/2018	$12,524	$12,714
08/2018	$11,905	$12,473
09/2018	$12,024	$12,571
10/2018	$10,811	$11,572
11/2018	$10,667	$11,561
12/2018	$10,021	$10,964
01/2019	$10,935	$11,746
02/2019	$11,192	$12,048
03/2019	$10,935	$12,109
04/2019	$11,742	$12,452
05/2019	$10,464	$11,863
06/2019	$11,299	$12,569
07/2019	$11,023	$12,417
08/2019	$10,686	$12,112
09/2019	$11,201	$12,452
10/2019	$11,831	$12,854
11/2019	$12,018	$13,015
12/2019	$12,460	$13,430
01/2020	$11,665	$13,170
02/2020	$10,632	$12,001
03/2020	$7,634	$10,306
04/2020	$8,502	$11,025
05/2020	$8,913	$11,494
06/2020	$9,544	$11,887
07/2020	$9,654	$12,204
08/2020	$10,422	$12,833
09/2020	$9,828	$12,472
10/2020	$9,572	$11,982
11/2020	$12,076	$13,820
12/2020	$12,966	$14,449
01/2021	$12,691	$14,295
02/2021	$13,818	$14,659
03/2021	$14,121	$15,033
04/2021	$14,469	$15,506
05/2021	$15,148	$16,044
06/2021	$14,735	$15,881
07/2021	$14,423	$15,987
08/2021	$14,359	$16,243
09/2021	$13,983	$15,777
10/2021	$14,469	$16,246
11/2021	$13,396	$15,486
12/2021	$14,098	$16,273
01/2022	$14,275	$15,554
02/2022	$13,242	$15,312
03/2022	$12,879	$15,490
04/2022	$12,097	$14,473
05/2022	$12,693	$14,593
06/2022	$11,381	$13,220
07/2022	$11,734	$13,877
08/2022	$10,850	$13,229
09/2022	$9,650	$12,004
10/2022	$10,357	$12,666
11/2022	$12,097	$14,015
12/2022	$11,855	$13,947
01/2023	$13,503	$15,090
02/2023	$13,266	$14,738
03/2023	$13,569	$15,065
04/2023	$13,816	$15,493
05/2023	$13,153	$14,818
06/2023	$13,958	$15,522
07/2023	$14,526	$16,024
08/2023	$13,664	$15,404
09/2023	$12,916	$14,885
10/2023	$12,017	$14,257
11/2023	$13,267	$15,597
12/2023	$14,101	$16,449
01/2024	$13,533	$16,520
02/2024	$13,716	$16,802
03/2024	$14,101	$17,369
04/2024	$13,683	$16,909
05/2024	$14,213	$17,555
06/2024	$13,480	$17,264
07/2024	$13,934	$17,806
08/2024	$14,223	$18,400
09/2024	$14,686	$18,604
10/2024	$13,808	$17,655
11/2024	$13,567	$17,697
12/2024	$13,378	$17,222
01/2025	$14,211	$18,079
02/2025	$14,617	$18,396
03/2025	$14,459	$18,290
04/2025	$14,925	$19,124
05/2025	$15,807	$20,024
06/2025	$16,293	$20,493
07/2025	$16,065	$20,246
08/2025	$16,561	$21,137
09/2025	$16,987	$21,587
10/2025	$17,077	$21,819
11/2025	$17,096	$22,047
12/2025	$17,738	$22,708

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 11/3/10
Class A at NAV	32.60%	6.47%	6.53%	5.99%
Class A with 5.75% MSCFootnote Reference1	25.00%	5.22%	5.90%	5.57%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NOIAX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2025

TOI99A-1225

Class C

NOICX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$232	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI World ex USA Index (Net)
12/2015	$10,000	$10,000
01/2016	$9,141	$9,312
02/2016	$8,955	$9,182
03/2016	$9,734	$9,805
04/2016	$9,865	$10,120
05/2016	$9,598	$10,006
06/2016	$8,940	$9,702
07/2016	$9,643	$10,179
08/2016	$10,034	$10,188
09/2016	$10,159	$10,312
10/2016	$10,336	$10,112
11/2016	$10,425	$9,950
12/2016	$10,736	$10,275
01/2017	$11,229	$10,581
02/2017	$11,283	$10,703
03/2017	$11,777	$10,974
04/2017	$12,289	$11,208
05/2017	$12,441	$11,581
06/2017	$12,486	$11,592
07/2017	$13,079	$11,937
08/2017	$13,016	$11,935
09/2017	$13,590	$12,244
10/2017	$13,707	$12,411
11/2017	$13,617	$12,537
12/2017	$13,801	$12,762
01/2018	$14,784	$13,357
02/2018	$13,909	$12,722
03/2018	$13,449	$12,502
04/2018	$13,720	$12,789
05/2018	$13,079	$12,546
06/2018	$12,683	$12,409
07/2018	$13,025	$12,714
08/2018	$12,376	$12,473
09/2018	$12,493	$12,571
10/2018	$11,230	$11,572
11/2018	$11,068	$11,561
12/2018	$10,387	$10,964
01/2019	$11,331	$11,746
02/2019	$11,593	$12,048
03/2019	$11,322	$12,109
04/2019	$12,144	$12,452
05/2019	$10,817	$11,863
06/2019	$11,677	$12,569
07/2019	$11,378	$12,417
08/2019	$11,032	$12,112
09/2019	$11,546	$12,452
10/2019	$12,191	$12,854
11/2019	$12,378	$13,015
12/2019	$12,822	$13,430
01/2020	$12,000	$13,170
02/2020	$10,929	$12,001
03/2020	$7,840	$10,306
04/2020	$8,730	$11,025
05/2020	$9,150	$11,494
06/2020	$9,781	$11,887
07/2020	$9,896	$12,204
08/2020	$10,671	$12,833
09/2020	$10,059	$12,472
10/2020	$9,791	$11,982
11/2020	$12,344	$13,820
12/2020	$13,243	$14,449
01/2021	$12,965	$14,295
02/2021	$14,103	$14,659
03/2021	$14,400	$15,033
04/2021	$14,744	$15,506
05/2021	$15,433	$16,044
06/2021	$14,993	$15,881
07/2021	$14,668	$15,987
08/2021	$14,601	$16,243
09/2021	$14,199	$15,777
10/2021	$14,696	$16,246
11/2021	$13,586	$15,486
12/2021	$14,291	$16,273
01/2022	$14,474	$15,554
02/2022	$13,416	$15,312
03/2022	$13,031	$15,490
04/2022	$12,233	$14,473
05/2022	$12,829	$14,593
06/2022	$11,493	$13,220
07/2022	$11,848	$13,877
08/2022	$10,954	$13,229
09/2022	$9,733	$12,004
10/2022	$10,444	$12,666
11/2022	$12,175	$14,015
12/2022	$11,934	$13,947
01/2023	$13,582	$15,090
02/2023	$13,339	$14,738
03/2023	$13,630	$15,065
04/2023	$13,864	$15,493
05/2023	$13,195	$14,818
06/2023	$13,999	$15,522
07/2023	$14,552	$16,024
08/2023	$13,689	$15,404
09/2023	$12,923	$14,885
10/2023	$12,022	$14,257
11/2023	$13,253	$15,597
12/2023	$14,083	$16,449
01/2024	$13,523	$16,520
02/2024	$13,706	$16,802
03/2024	$14,091	$17,369
04/2024	$13,673	$16,909
05/2024	$14,203	$17,555
06/2024	$13,471	$17,264
07/2024	$13,923	$17,806
08/2024	$14,212	$18,400
09/2024	$14,675	$18,604
10/2024	$13,798	$17,655
11/2024	$13,557	$17,697
12/2024	$13,368	$17,222
01/2025	$14,200	$18,079
02/2025	$14,607	$18,396
03/2025	$14,448	$18,290
04/2025	$14,914	$19,124
05/2025	$15,796	$20,024
06/2025	$16,281	$20,493
07/2025	$16,053	$20,246
08/2025	$16,549	$21,137
09/2025	$16,975	$21,587
10/2025	$17,064	$21,819
11/2025	$17,084	$22,047
12/2025	$17,725	$22,708

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 11/3/10
Class C at NAV	31.66%	5.67%	5.89%	5.57%
Class C with 1.00% CDSCFootnote Reference1	30.66%	5.67%	5.89%	5.57%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NOICX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2025

TOI99C-1225

Class N

NIONX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$112	0.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI World ex USA Index (Net)
05/2017	$10,000	$10,000
05/2017	$10,114	$10,306
06/2017	$10,150	$10,316
07/2017	$10,644	$10,623
08/2017	$10,608	$10,620
09/2017	$11,087	$10,896
10/2017	$11,187	$11,044
11/2017	$11,130	$11,156
12/2017	$11,296	$11,357
01/2018	$12,101	$11,886
02/2018	$11,405	$11,321
03/2018	$11,035	$11,125
04/2018	$11,267	$11,381
05/2018	$10,753	$11,165
06/2018	$10,434	$11,042
07/2018	$10,724	$11,314
08/2018	$10,202	$11,100
09/2018	$10,303	$11,186
10/2018	$9,273	$10,298
11/2018	$9,143	$10,288
12/2018	$8,592	$9,757
01/2019	$9,378	$10,453
02/2019	$9,607	$10,721
03/2019	$9,386	$10,776
04/2019	$10,081	$11,081
05/2019	$8,989	$10,557
06/2019	$9,707	$11,184
07/2019	$9,470	$11,050
08/2019	$9,187	$10,778
09/2019	$9,623	$11,080
10/2019	$10,173	$11,439
11/2019	$10,341	$11,581
12/2019	$10,718	$11,951
01/2020	$10,038	$11,720
02/2020	$9,153	$10,679
03/2020	$6,568	$9,171
04/2020	$7,327	$9,811
05/2020	$7,683	$10,228
06/2020	$8,228	$10,578
07/2020	$8,323	$10,860
08/2020	$8,987	$11,420
09/2020	$8,473	$11,098
10/2020	$8,260	$10,662
11/2020	$10,417	$12,298
12/2020	$11,194	$12,857
01/2021	$10,964	$12,720
02/2021	$11,941	$13,045
03/2021	$12,195	$13,377
04/2021	$12,505	$13,798
05/2021	$13,093	$14,278
06/2021	$12,736	$14,132
07/2021	$12,473	$14,226
08/2021	$12,426	$14,455
09/2021	$12,100	$14,039
10/2021	$12,529	$14,457
11/2021	$11,599	$13,781
12/2021	$12,203	$14,481
01/2022	$12,373	$13,842
02/2022	$11,475	$13,626
03/2022	$11,159	$13,784
04/2022	$10,487	$12,879
05/2022	$11,005	$12,986
06/2022	$9,872	$11,764
07/2022	$10,180	$12,349
08/2022	$9,419	$11,772
09/2022	$8,375	$10,682
10/2022	$8,998	$11,271
11/2022	$10,504	$12,472
12/2022	$10,293	$12,411
01/2023	$11,731	$13,428
02/2023	$11,532	$13,115
03/2023	$11,788	$13,406
04/2023	$12,004	$13,787
05/2023	$11,434	$13,186
06/2023	$12,144	$13,813
07/2023	$12,631	$14,260
08/2023	$11,896	$13,708
09/2023	$11,235	$13,246
10/2023	$10,459	$12,687
11/2023	$11,549	$13,879
12/2023	$12,280	$14,638
01/2024	$11,791	$14,701
02/2024	$11,959	$14,952
03/2024	$12,288	$15,456
04/2024	$11,930	$15,047
05/2024	$12,394	$15,622
06/2024	$11,753	$15,363
07/2024	$12,158	$15,845
08/2024	$12,420	$16,374
09/2024	$12,825	$16,555
10/2024	$12,057	$15,711
11/2024	$11,846	$15,749
12/2024	$11,688	$15,326
01/2025	$12,411	$16,088
02/2025	$12,776	$16,370
03/2025	$12,637	$16,276
04/2025	$13,046	$17,018
05/2025	$13,821	$17,819
06/2025	$14,257	$18,237
07/2025	$14,048	$18,016
08/2025	$14,492	$18,810
09/2025	$14,875	$19,209
10/2025	$14,954	$19,416
11/2025	$14,971	$19,619
12/2025	$15,534	$20,208

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	32.91%	6.77%	5.21%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.42%

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NIONX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2025

TOI99N-1225

Class Y

NOIYX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$120	1.03%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

Bayer was a contributor during the year. The Germany-headquartered pharmaceuticals company saw its stock price rise due to solid results and pipeline updates. Bayer's Dynamic Shared Ownership model is driving better commercial execution, and savings are materializing. Management is effectively navigating ongoing litigation related to the RoundUp Trials, with the Solicitor General urging the Supreme Court to take Bayer’s appeal. We continue to monitor the potential outcomes of this litigation and believe management is positioning for a favorable result.

BNP Paribas was a contributor during the year. The France-headquartered bank’s stock price appreciated due to solid results and a new EUR 1.15 billion share repurchase program. Given the bank’s strong underlying profitability and highly diversified business, we believe it is well-positioned for sustained capital generation and long-term growth.

Top Detractors from Performance

WPP was a detractor during the year. The U.K.-headquartered advertising firm’s stock price declined after weaker-than-expected fourth-quarter 2024 results and 2025 guidance. The results were impacted by client losses, restructuring disruptions, and reduced discretionary client spending. A profit warning in July further affected the stock. We eliminated the holding during the third quarter in favor of more attractive opportunities.

Worldline was a detractor during the year. The France-headquartered transaction and payment processing company’s stock declined steadily due to underwhelming earnings and allegations of covering up client fraud. We met with management and believed the most likely impact would be higher churn in the Small and Medium-Sized Business segment. Despite viewing the stock as attractively valued, we eliminated the holding during the third quarter in favor of other opportunities.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI World ex USA Index (Net)
12/2015	$10,000	$10,000
01/2016	$9,154	$9,312
02/2016	$8,971	$9,182
03/2016	$9,756	$9,805
04/2016	$9,893	$10,120
05/2016	$9,631	$10,006
06/2016	$8,983	$9,702
07/2016	$9,692	$10,179
08/2016	$10,086	$10,188
09/2016	$10,217	$10,312
10/2016	$10,410	$10,112
11/2016	$10,506	$9,950
12/2016	$10,819	$10,275
01/2017	$11,326	$10,581
02/2017	$11,389	$10,703
03/2017	$11,887	$10,974
04/2017	$12,413	$11,208
05/2017	$12,582	$11,581
06/2017	$12,635	$11,592
07/2017	$13,250	$11,937
08/2017	$13,196	$11,935
09/2017	$13,793	$12,244
10/2017	$13,917	$12,411
11/2017	$13,837	$12,537
12/2017	$14,040	$12,762
01/2018	$15,051	$13,357
02/2018	$14,176	$12,722
03/2018	$13,715	$12,502
04/2018	$14,004	$12,789
05/2018	$13,364	$12,546
06/2018	$12,967	$12,409
07/2018	$13,327	$12,714
08/2018	$12,678	$12,473
09/2018	$12,804	$12,571
10/2018	$11,523	$11,572
11/2018	$11,360	$11,561
12/2018	$10,681	$10,964
01/2019	$11,649	$11,746
02/2019	$11,934	$12,048
03/2019	$11,658	$12,109
04/2019	$12,522	$12,452
05/2019	$11,165	$11,863
06/2019	$12,057	$12,569
07/2019	$11,763	$12,417
08/2019	$11,412	$12,112
09/2019	$11,953	$12,452
10/2019	$12,636	$12,854
11/2019	$12,836	$13,015
12/2019	$13,312	$13,430
01/2020	$12,468	$13,170
02/2020	$11,358	$12,001
03/2020	$8,158	$10,306
04/2020	$9,091	$11,025
05/2020	$9,532	$11,494
06/2020	$10,200	$11,887
07/2020	$10,328	$12,204
08/2020	$11,152	$12,833
09/2020	$10,514	$12,472
10/2020	$10,249	$11,982
11/2020	$12,929	$13,820
12/2020	$13,887	$14,449
01/2021	$13,601	$14,295
02/2021	$14,804	$14,659
03/2021	$15,129	$15,033
04/2021	$15,514	$15,506
05/2021	$16,245	$16,044
06/2021	$15,801	$15,881
07/2021	$15,465	$15,987
08/2021	$15,406	$16,243
09/2021	$15,001	$15,777
10/2021	$15,534	$16,246
11/2021	$14,379	$15,486
12/2021	$15,132	$16,273
01/2022	$15,333	$15,554
02/2022	$14,228	$15,312
03/2022	$13,837	$15,490
04/2022	$12,993	$14,473
05/2022	$13,646	$14,593
06/2022	$12,230	$13,220
07/2022	$12,612	$13,877
08/2022	$11,668	$13,229
09/2022	$10,383	$12,004
10/2022	$11,146	$12,666
11/2022	$13,013	$14,015
12/2022	$12,755	$13,947
01/2023	$14,537	$15,090
02/2023	$14,291	$14,738
03/2023	$14,609	$15,065
04/2023	$14,876	$15,493
05/2023	$14,169	$14,818
06/2023	$15,040	$15,522
07/2023	$15,655	$16,024
08/2023	$14,733	$15,404
09/2023	$13,923	$14,885
10/2023	$12,960	$14,257
11/2023	$14,313	$15,597
12/2023	$15,211	$16,449
01/2024	$14,605	$16,520
02/2024	$14,814	$16,802
03/2024	$15,221	$17,369
04/2024	$14,778	$16,909
05/2024	$15,353	$17,555
06/2024	$14,558	$17,264
07/2024	$15,061	$17,806
08/2024	$15,374	$18,400
09/2024	$15,876	$18,604
10/2024	$14,935	$17,655
11/2024	$14,674	$17,697
12/2024	$14,466	$17,222
01/2025	$15,373	$18,079
02/2025	$15,815	$18,396
03/2025	$15,642	$18,290
04/2025	$16,160	$19,124
05/2025	$17,120	$20,024
06/2025	$17,649	$20,493
07/2025	$17,401	$20,246
08/2025	$17,951	$21,137
09/2025	$18,415	$21,587
10/2025	$18,512	$21,819
11/2025	$18,544	$22,047
12/2025	$19,232	$22,708

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 11/3/10
Class Y	32.94%	6.73%	6.76%Footnote Reference*	6.14%Footnote Reference*
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%	-%
Footnote	Description
Footnote*	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

Key Fund Statistics

Total Net Assets	$304,848,423
# of Portfolio Holdings (including overnight repurchase agreements)	64
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,539,499

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.0%
Broadline Retail	3.2%
Chemicals	3.3%
IT Services	3.3%
Metals & Mining	3.5%
Hotels, Restaurants & Leisure	3.5%
Insurance	4.5%
Pharmaceuticals	5.8%
Beverages	5.9%
Trading Companies & Distributors	6.8%
Machinery	7.0%
Textiles, Apparel & Luxury Goods	8.5%
Banks	8.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

adidas AG	2.9%
BNP Paribas SA	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.5%
Reckitt Benckiser Group PLC	2.5%
Accor SA	2.3%
Bayer AG	2.3%
Dassault Systemes SE	2.3%
Bayerische Motoren Werke AG	2.2%
DSV AS	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.9%
Sweden	3.0%
Korea	3.7%
United States	4.1%
Switzerland	5.2%
Japan	5.4%
Netherlands	8.1%
United Kingdom	13.4%
Germany	19.9%
France	24.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NOIYX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2025

TOI99Y-1225

Class A

NEFSX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$115	1.06%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index	Russell 1000® Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,811	$9,504	$9,462
02/2016	$8,685	$9,491	$9,459
03/2016	$9,344	$10,135	$10,117
04/2016	$9,479	$10,174	$10,172
05/2016	$9,727	$10,357	$10,351
06/2016	$9,548	$10,384	$10,374
07/2016	$10,120	$10,766	$10,769
08/2016	$10,272	$10,782	$10,783
09/2016	$10,410	$10,784	$10,792
10/2016	$10,217	$10,587	$10,582
11/2016	$10,472	$10,979	$10,999
12/2016	$10,544	$11,196	$11,205
01/2017	$10,711	$11,408	$11,431
02/2017	$11,070	$11,861	$11,873
03/2017	$11,178	$11,875	$11,881
04/2017	$11,391	$11,997	$12,006
05/2017	$11,768	$12,166	$12,160
06/2017	$11,929	$12,242	$12,244
07/2017	$12,237	$12,494	$12,487
08/2017	$12,299	$12,532	$12,526
09/2017	$12,597	$12,790	$12,793
10/2017	$12,925	$13,089	$13,086
11/2017	$13,177	$13,490	$13,485
12/2017	$13,315	$13,640	$13,636
01/2018	$14,394	$14,421	$14,384
02/2018	$13,839	$13,890	$13,856
03/2018	$13,406	$13,537	$13,541
04/2018	$13,401	$13,589	$13,587
05/2018	$13,829	$13,916	$13,934
06/2018	$13,851	$14,002	$14,024
07/2018	$14,216	$14,523	$14,508
08/2018	$14,662	$14,996	$15,008
09/2018	$14,599	$15,081	$15,065
10/2018	$13,350	$14,050	$13,999
11/2018	$13,759	$14,337	$14,284
12/2018	$12,453	$13,042	$12,983
01/2019	$13,783	$14,087	$14,071
02/2019	$14,173	$14,540	$14,548
03/2019	$14,277	$14,822	$14,801
04/2019	$15,137	$15,422	$15,399
05/2019	$13,938	$14,442	$14,417
06/2019	$14,984	$15,460	$15,430
07/2019	$15,075	$15,682	$15,669
08/2019	$14,475	$15,434	$15,382
09/2019	$14,620	$15,723	$15,649
10/2019	$15,046	$16,063	$15,980
11/2019	$15,810	$16,646	$16,584
12/2019	$16,317	$17,149	$17,063
01/2020	$16,143	$17,142	$17,082
02/2020	$15,151	$15,731	$15,686
03/2020	$13,092	$13,788	$13,613
04/2020	$14,811	$15,555	$15,412
05/2020	$15,652	$16,296	$16,225
06/2020	$16,043	$16,620	$16,584
07/2020	$16,782	$17,558	$17,555
08/2020	$18,082	$18,820	$18,843
09/2020	$17,269	$18,105	$18,155
10/2020	$17,058	$17,623	$17,717
11/2020	$19,102	$19,552	$19,803
12/2020	$19,921	$20,304	$20,640
01/2021	$19,483	$20,099	$20,470
02/2021	$20,758	$20,653	$21,064
03/2021	$21,656	$21,558	$21,861
04/2021	$22,849	$22,708	$23,037
05/2021	$23,315	$22,867	$23,147
06/2021	$23,627	$23,401	$23,727
07/2021	$23,849	$23,956	$24,220
08/2021	$24,654	$24,685	$24,921
09/2021	$23,590	$23,537	$23,776
10/2021	$24,733	$25,186	$25,426
11/2021	$23,860	$25,011	$25,085
12/2021	$24,531	$26,132	$26,101
01/2022	$23,672	$24,780	$24,629
02/2022	$23,006	$24,038	$23,953
03/2022	$23,268	$24,931	$24,762
04/2022	$20,573	$22,757	$22,554
05/2022	$20,792	$22,798	$22,520
06/2022	$18,454	$20,916	$20,634
07/2022	$20,236	$22,845	$22,556
08/2022	$19,762	$21,913	$21,690
09/2022	$17,856	$19,895	$19,683
10/2022	$19,383	$21,506	$21,261
11/2022	$20,697	$22,708	$22,412
12/2022	$19,344	$21,399	$21,108
01/2023	$21,784	$22,744	$22,524
02/2023	$21,177	$22,189	$21,988
03/2023	$21,771	$23,004	$22,683
04/2023	$22,066	$23,363	$22,964
05/2023	$22,601	$23,464	$23,071
06/2023	$24,004	$25,015	$24,629
07/2023	$25,353	$25,818	$25,476
08/2023	$24,832	$25,407	$25,031
09/2023	$23,463	$24,196	$23,854
10/2023	$22,634	$23,687	$23,278
11/2023	$25,006	$25,850	$25,452
12/2023	$26,502	$27,025	$26,708
01/2024	$26,762	$27,479	$27,081
02/2024	$28,313	$28,946	$28,543
03/2024	$29,388	$29,878	$29,458
04/2024	$27,798	$28,657	$28,205
05/2024	$28,491	$30,078	$29,533
06/2024	$29,422	$31,157	$30,510
07/2024	$30,144	$31,537	$30,954
08/2024	$30,504	$32,302	$31,688
09/2024	$31,010	$32,992	$32,366
10/2024	$31,392	$32,692	$32,139
11/2024	$34,170	$34,611	$34,209
12/2024	$33,189	$33,786	$33,255
01/2025	$34,869	$34,727	$34,313
02/2025	$34,248	$34,274	$33,713
03/2025	$32,314	$32,343	$31,762
04/2025	$31,815	$32,124	$31,573
05/2025	$34,091	$34,146	$33,589
06/2025	$36,099	$35,882	$35,290
07/2025	$36,454	$36,687	$36,074
08/2025	$37,178	$37,431	$36,833
09/2025	$38,092	$38,797	$38,110
10/2025	$38,415	$39,706	$38,932
11/2025	$38,037	$39,803	$39,027
12/2025	$38,936	$39,827	$39,030

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/22/05
Class A at NAV	17.32%	14.34%	15.24%	11.82%
Class A with 5.75% MSCFootnote Reference1	10.57%	13.00%	14.56%	11.61%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Russell 1000® Index	17.37%	13.59%	14.59%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

What did the Fund invest in? (% of Net Assets)

Industry Summary

Interactive Media & Services
8.6%
Software
7.5%
Banks
6.5%
Semiconductors & Semiconductor Equipment
6.5%
Capital Markets
6.3%
Oil, Gas & Consumable Fuels
5.9%
Automobiles
5.3%
Entertainment
5.2%
Beverages
4.2%
Financial Services
3.9%
Insurance
3.4%
Other investments less than 3% of net assets*
36.7%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFSX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2025

TSMC99A-1225

Class C

NECCX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$196	1.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index	Russell 1000® Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,340	$9,504	$9,462
02/2016	$9,204	$9,491	$9,459
03/2016	$9,894	$10,135	$10,117
04/2016	$10,032	$10,174	$10,172
05/2016	$10,288	$10,357	$10,351
06/2016	$10,089	$10,384	$10,374
07/2016	$10,691	$10,766	$10,769
08/2016	$10,844	$10,782	$10,783
09/2016	$10,982	$10,784	$10,792
10/2016	$10,772	$10,587	$10,582
11/2016	$11,033	$10,979	$10,999
12/2016	$11,102	$11,196	$11,205
01/2017	$11,272	$11,408	$11,431
02/2017	$11,643	$11,861	$11,873
03/2017	$11,746	$11,875	$11,881
04/2017	$11,963	$11,997	$12,006
05/2017	$12,351	$12,166	$12,160
06/2017	$12,512	$12,242	$12,244
07/2017	$12,828	$12,494	$12,487
08/2017	$12,885	$12,532	$12,526
09/2017	$13,190	$12,790	$12,793
10/2017	$13,527	$13,089	$13,086
11/2017	$13,781	$13,490	$13,485
12/2017	$13,916	$13,640	$13,636
01/2018	$15,036	$14,421	$14,384
02/2018	$14,441	$13,890	$13,856
03/2018	$13,981	$13,537	$13,541
04/2018	$13,975	$13,589	$13,587
05/2018	$14,410	$13,916	$13,934
06/2018	$14,421	$14,002	$14,024
07/2018	$14,795	$14,523	$14,508
08/2018	$15,247	$14,996	$15,008
09/2018	$15,169	$15,081	$15,065
10/2018	$13,863	$14,050	$13,999
11/2018	$14,282	$14,337	$14,284
12/2018	$12,918	$13,042	$12,983
01/2019	$14,291	$14,087	$14,071
02/2019	$14,683	$14,540	$14,548
03/2019	$14,784	$14,822	$14,801
04/2019	$15,662	$15,422	$15,399
05/2019	$14,414	$14,442	$14,417
06/2019	$15,484	$15,460	$15,430
07/2019	$15,570	$15,682	$15,669
08/2019	$14,942	$15,434	$15,382
09/2019	$15,081	$15,723	$15,649
10/2019	$15,510	$16,063	$15,980
11/2019	$16,289	$16,646	$16,584
12/2019	$16,801	$17,149	$17,063
01/2020	$16,608	$17,142	$17,082
02/2020	$15,585	$15,731	$15,686
03/2020	$13,456	$13,788	$13,613
04/2020	$15,212	$15,555	$15,412
05/2020	$16,059	$16,296	$16,225
06/2020	$16,455	$16,620	$16,584
07/2020	$17,208	$17,558	$17,555
08/2020	$18,528	$18,820	$18,843
09/2020	$17,682	$18,105	$18,155
10/2020	$17,449	$17,623	$17,717
11/2020	$19,530	$19,552	$19,803
12/2020	$20,354	$20,304	$20,640
01/2021	$19,899	$20,099	$20,470
02/2021	$21,191	$20,653	$21,064
03/2021	$22,093	$21,558	$21,861
04/2021	$23,288	$22,708	$23,037
05/2021	$23,755	$22,867	$23,147
06/2021	$24,053	$23,401	$23,727
07/2021	$24,262	$23,956	$24,220
08/2021	$25,067	$24,685	$24,921
09/2021	$23,974	$23,537	$23,776
10/2021	$25,116	$25,186	$25,426
11/2021	$24,212	$25,011	$25,085
12/2021	$24,886	$26,132	$26,101
01/2022	$23,996	$24,780	$24,629
02/2022	$23,312	$24,038	$23,953
03/2022	$23,552	$24,931	$24,762
04/2022	$20,817	$22,757	$22,554
05/2022	$21,027	$22,798	$22,520
06/2022	$18,655	$20,916	$20,634
07/2022	$20,434	$22,845	$22,556
08/2022	$19,940	$21,913	$21,690
09/2022	$18,012	$19,895	$19,683
10/2022	$19,532	$21,506	$21,261
11/2022	$20,841	$22,708	$22,412
12/2022	$19,468	$21,399	$21,108
01/2023	$21,925	$22,744	$22,524
02/2023	$21,299	$22,189	$21,988
03/2023	$21,877	$23,004	$22,683
04/2023	$22,156	$23,363	$22,964
05/2023	$22,688	$23,464	$23,071
06/2023	$24,076	$25,015	$24,629
07/2023	$25,415	$25,818	$25,476
08/2023	$24,867	$25,407	$25,031
09/2023	$23,495	$24,196	$23,854
10/2023	$22,640	$23,687	$23,278
11/2023	$24,996	$25,850	$25,452
12/2023	$26,472	$27,025	$26,708
01/2024	$26,728	$27,479	$27,081
02/2024	$28,277	$28,946	$28,543
03/2024	$29,351	$29,878	$29,458
04/2024	$27,763	$28,657	$28,205
05/2024	$28,455	$30,078	$29,533
06/2024	$29,385	$31,157	$30,510
07/2024	$30,106	$31,537	$30,954
08/2024	$30,466	$32,302	$31,688
09/2024	$30,971	$32,992	$32,366
10/2024	$31,353	$32,692	$32,139
11/2024	$34,127	$34,611	$34,209
12/2024	$33,147	$33,786	$33,255
01/2025	$34,825	$34,727	$34,313
02/2025	$34,204	$34,274	$33,713
03/2025	$32,274	$32,343	$31,762
04/2025	$31,775	$32,124	$31,573
05/2025	$34,048	$34,146	$33,589
06/2025	$36,054	$35,882	$35,290
07/2025	$36,408	$36,687	$36,074
08/2025	$37,132	$37,431	$36,833
09/2025	$38,044	$38,797	$38,110
10/2025	$38,366	$39,706	$38,932
11/2025	$37,989	$39,803	$39,027
12/2025	$38,887	$39,827	$39,030

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/22/05
Class C at NAV	16.42%	13.49%	14.55%	11.61%
Class C with 1.00% CDSCFootnote Reference1	15.47%	13.49%	14.55%	11.61%
S&P 500® Index	17.88%	14.42%	14.82%	-%
Russell 1000® Index	17.37%	13.59%	14.59%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECCX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2025

TSMC99C-1225

Class N

NESNX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$82	0.75%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	Russell 1000® Index
05/2017	$10,000	$10,000	$10,000
05/2017	$10,298	$10,123	$10,108
06/2017	$10,439	$10,186	$10,179
07/2017	$10,712	$10,396	$10,380
08/2017	$10,774	$10,428	$10,413
09/2017	$11,037	$10,643	$10,634
10/2017	$11,329	$10,891	$10,878
11/2017	$11,552	$11,225	$11,210
12/2017	$11,678	$11,350	$11,335
01/2018	$12,629	$12,000	$11,957
02/2018	$12,144	$11,557	$11,518
03/2018	$11,766	$11,264	$11,257
04/2018	$11,771	$11,307	$11,295
05/2018	$12,150	$11,579	$11,583
06/2018	$12,173	$11,651	$11,658
07/2018	$12,496	$12,084	$12,061
08/2018	$12,890	$12,478	$12,476
09/2018	$12,840	$12,549	$12,524
10/2018	$11,746	$11,691	$11,637
11/2018	$12,109	$11,929	$11,874
12/2018	$10,965	$10,852	$10,793
01/2019	$12,137	$11,722	$11,697
02/2019	$12,484	$12,098	$12,093
03/2019	$12,581	$12,333	$12,304
04/2019	$13,340	$12,833	$12,801
05/2019	$12,290	$12,017	$11,985
06/2019	$13,216	$12,864	$12,826
07/2019	$13,297	$13,049	$13,026
08/2019	$12,772	$12,842	$12,787
09/2019	$12,905	$13,083	$13,009
10/2019	$13,281	$13,366	$13,284
11/2019	$13,963	$13,851	$13,786
12/2019	$14,412	$14,269	$14,184
01/2020	$14,263	$14,264	$14,200
02/2020	$13,391	$13,090	$13,039
03/2020	$11,573	$11,473	$11,316
04/2020	$13,099	$12,944	$12,812
05/2020	$13,844	$13,560	$13,488
06/2020	$14,196	$13,830	$13,786
07/2020	$14,856	$14,609	$14,593
08/2020	$16,009	$15,660	$15,664
09/2020	$15,292	$15,065	$15,092
10/2020	$15,106	$14,664	$14,728
11/2020	$16,923	$16,269	$16,462
12/2020	$17,652	$16,895	$17,158
01/2021	$17,268	$16,724	$17,017
02/2021	$18,404	$17,185	$17,510
03/2021	$19,209	$17,938	$18,172
04/2021	$20,266	$18,895	$19,151
05/2021	$20,688	$19,027	$19,242
06/2021	$20,970	$19,471	$19,724
07/2021	$21,175	$19,934	$20,134
08/2021	$21,893	$20,540	$20,716
09/2021	$20,954	$19,585	$19,765
10/2021	$21,973	$20,957	$21,136
11/2021	$21,201	$20,812	$20,853
12/2021	$21,805	$21,744	$21,697
01/2022	$21,048	$20,619	$20,474
02/2022	$20,460	$20,002	$19,912
03/2022	$20,698	$20,744	$20,584
04/2022	$18,306	$18,935	$18,749
05/2022	$18,506	$18,970	$18,721
06/2022	$16,432	$17,404	$17,153
07/2022	$18,020	$19,009	$18,750
08/2022	$17,600	$18,234	$18,030
09/2022	$15,909	$16,555	$16,362
10/2022	$17,276	$17,895	$17,674
11/2022	$18,448	$18,895	$18,630
12/2022	$17,251	$17,806	$17,547
01/2023	$19,433	$18,925	$18,724
02/2023	$18,893	$18,463	$18,278
03/2023	$19,428	$19,141	$18,856
04/2023	$19,695	$19,440	$19,090
05/2023	$20,181	$19,524	$19,179
06/2023	$21,436	$20,815	$20,474
07/2023	$22,654	$21,483	$21,178
08/2023	$22,191	$21,141	$20,808
09/2023	$20,973	$20,133	$19,830
10/2023	$20,236	$19,710	$19,351
11/2023	$22,361	$21,510	$21,158
12/2023	$23,710	$22,487	$22,202
01/2024	$23,944	$22,865	$22,512
02/2024	$25,336	$24,086	$23,728
03/2024	$26,310	$24,861	$24,488
04/2024	$24,887	$23,845	$23,446
05/2024	$25,515	$25,028	$24,550
06/2024	$26,362	$25,926	$25,363
07/2024	$27,014	$26,241	$25,732
08/2024	$27,345	$26,878	$26,342
09/2024	$27,798	$27,452	$26,905
10/2024	$28,149	$27,203	$26,717
11/2024	$30,651	$28,800	$28,437
12/2024	$29,779	$28,113	$27,644
01/2025	$31,291	$28,896	$28,524
02/2025	$30,744	$28,519	$28,025
03/2025	$29,018	$26,912	$26,403
04/2025	$28,574	$26,730	$26,246
05/2025	$30,625	$28,412	$27,922
06/2025	$32,437	$29,857	$29,336
07/2025	$32,765	$30,527	$29,988
08/2025	$33,421	$31,146	$30,619
09/2025	$34,254	$32,283	$31,680
10/2025	$34,556	$33,039	$32,364
11/2025	$34,223	$33,120	$32,443
12/2025	$35,044	$33,140	$32,445

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	17.68%	14.70%	15.57%
S&P 500® Index	17.88%	14.42%	14.77%
Russell 1000® Index	17.37%	13.59%	14.49%

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NESNX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2025

TSMC99N-1225

Class Y

NESYX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$88	0.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care had the only negative contribution.

Top Contributors to Performance

Warner Bros Discovery and Alphabet were both contributors. Warner Bros Discovery stock price surged as multiple parties offered to acquire parts of the business, while Alphabet saw its stock price rise due to impressive annual results and a favorable ruling in the Google Search antitrust case.

Top Detractors from Performance

Fiserv and Centene were both detractors. Fiserv’s stock dropped after disappointing Q3 earnings and reduced growth expectations, while Centene’s stock price declined after it withdrew its 2025 earnings per share guidance and reinstated it at a much lower level due to cost pressures in its businesses.

Loomis Sayles All Cap Growth Sleeve

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value.

Top Contributors to Performance

Nvidia, Alphabet, Alnylam, Netflix and Monster Beverage were among the top contributors to performance during the year. Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as allocations to the communication services and healthcare sectors contributed to relative performance.

Top Detractors from Performance

NovoNordisk, Salesforce, Mobileye, FactSet and Doximity were among the top detractors to performance during the year. Stock selection in the healthcare, communication services, financials and information technology sectors as well as allocations to the information technology, consumer discretionary, consumer staples and financials sectors detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index	Russell 1000® Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,351	$9,504	$9,462
02/2016	$9,219	$9,491	$9,459
03/2016	$9,921	$10,135	$10,117
04/2016	$10,065	$10,174	$10,172
05/2016	$10,333	$10,357	$10,351
06/2016	$10,141	$10,384	$10,374
07/2016	$10,754	$10,766	$10,769
08/2016	$10,913	$10,782	$10,783
09/2016	$11,063	$10,784	$10,792
10/2016	$10,862	$10,587	$10,582
11/2016	$11,133	$10,979	$10,999
12/2016	$11,213	$11,196	$11,205
01/2017	$11,397	$11,408	$11,431
02/2017	$11,777	$11,861	$11,873
03/2017	$11,897	$11,875	$11,881
04/2017	$12,122	$11,997	$12,006
05/2017	$12,527	$12,166	$12,160
06/2017	$12,701	$12,242	$12,244
07/2017	$13,031	$12,494	$12,487
08/2017	$13,102	$12,532	$12,526
09/2017	$13,423	$12,790	$12,793
10/2017	$13,775	$13,089	$13,086
11/2017	$14,044	$13,490	$13,485
12/2017	$14,196	$13,640	$13,636
01/2018	$15,352	$14,421	$14,384
02/2018	$14,759	$13,890	$13,856
03/2018	$14,299	$13,537	$13,541
04/2018	$14,302	$13,589	$13,587
05/2018	$14,760	$13,916	$13,934
06/2018	$14,784	$14,002	$14,024
07/2018	$15,181	$14,523	$14,508
08/2018	$15,656	$14,996	$15,008
09/2018	$15,592	$15,081	$15,065
10/2018	$14,262	$14,050	$13,999
11/2018	$14,703	$14,337	$14,284
12/2018	$13,310	$13,042	$12,983
01/2019	$14,735	$14,087	$14,071
02/2019	$15,153	$14,540	$14,548
03/2019	$15,270	$14,822	$14,801
04/2019	$16,189	$15,422	$15,399
05/2019	$14,913	$14,442	$14,417
06/2019	$16,035	$15,460	$15,430
07/2019	$16,136	$15,682	$15,669
08/2019	$15,498	$15,434	$15,382
09/2019	$15,656	$15,723	$15,649
10/2019	$16,114	$16,063	$15,980
11/2019	$16,939	$16,646	$16,584
12/2019	$17,484	$17,149	$17,063
01/2020	$17,299	$17,142	$17,082
02/2020	$16,244	$15,731	$15,686
03/2020	$14,036	$13,788	$13,613
04/2020	$15,882	$15,555	$15,412
05/2020	$16,786	$16,296	$16,225
06/2020	$17,209	$16,620	$16,584
07/2020	$18,011	$17,558	$17,555
08/2020	$19,408	$18,820	$18,843
09/2020	$18,541	$18,105	$18,155
10/2020	$18,315	$17,623	$17,717
11/2020	$20,513	$19,552	$19,803
12/2020	$21,393	$20,304	$20,640
01/2021	$20,927	$20,099	$20,470
02/2021	$22,307	$20,653	$21,064
03/2021	$23,280	$21,558	$21,861
04/2021	$24,560	$22,708	$23,037
05/2021	$25,068	$22,867	$23,147
06/2021	$25,409	$23,401	$23,727
07/2021	$25,654	$23,956	$24,220
08/2021	$26,527	$24,685	$24,921
09/2021	$25,386	$23,537	$23,776
10/2021	$26,624	$25,186	$25,426
11/2021	$25,686	$25,011	$25,085
12/2021	$26,415	$26,132	$26,101
01/2022	$25,495	$24,780	$24,629
02/2022	$24,786	$24,038	$23,953
03/2022	$25,070	$24,931	$24,762
04/2022	$22,170	$22,757	$22,554
05/2022	$22,412	$22,798	$22,520
06/2022	$19,898	$20,916	$20,634
07/2022	$21,816	$22,845	$22,556
08/2022	$21,311	$21,913	$21,690
09/2022	$19,262	$19,895	$19,683
10/2022	$20,918	$21,506	$21,261
11/2022	$22,336	$22,708	$22,412
12/2022	$20,881	$21,399	$21,108
01/2023	$23,524	$22,744	$22,524
02/2023	$22,869	$22,189	$21,988
03/2023	$23,519	$23,004	$22,683
04/2023	$23,837	$23,363	$22,964
05/2023	$24,421	$23,464	$23,071
06/2023	$25,940	$25,015	$24,629
07/2023	$27,414	$25,818	$25,476
08/2023	$26,852	$25,407	$25,031
09/2023	$25,378	$24,196	$23,854
10/2023	$24,483	$23,687	$23,278
11/2023	$27,052	$25,850	$25,452
12/2023	$28,681	$27,025	$26,708
01/2024	$28,965	$27,479	$27,081
02/2024	$30,649	$28,946	$28,543
03/2024	$31,825	$29,878	$29,458
04/2024	$30,103	$28,657	$28,205
05/2024	$30,865	$30,078	$29,533
06/2024	$31,882	$31,157	$30,510
07/2024	$32,668	$31,537	$30,954
08/2024	$33,070	$32,302	$31,688
09/2024	$33,619	$32,992	$32,366
10/2024	$34,039	$32,692	$32,139
11/2024	$37,059	$34,611	$34,209
12/2024	$36,006	$33,786	$33,255
01/2025	$37,834	$34,727	$34,313
02/2025	$37,171	$34,274	$33,713
03/2025	$35,082	$32,343	$31,762
04/2025	$34,543	$32,124	$31,573
05/2025	$37,026	$34,146	$33,589
06/2025	$39,206	$35,882	$35,290
07/2025	$39,604	$36,687	$36,074
08/2025	$40,400	$37,431	$36,833
09/2025	$41,399	$38,797	$38,110
10/2025	$41,765	$39,706	$38,932
11/2025	$41,361	$39,803	$39,027
12/2025	$42,349	$39,827	$39,030

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class Y	17.62%	14.63%	15.53%	12.03%
S&P 500® Index	17.88%	14.42%	14.82%	22.32%
Russell 1000® Index	17.37%	13.59%	14.59%	14.49%

Key Fund Statistics

Total Net Assets	$1,319,161,740
# of Portfolio Holdings (including overnight repurchase agreements)	77
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,108,060

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Insurance	3.4%
Financial Services	3.9%
Beverages	4.2%
Entertainment	5.2%
Automobiles	5.3%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.3%
Semiconductors & Semiconductor Equipment	6.5%
Banks	6.5%
Software	7.5%
Interactive Media & Services	8.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Amazon.com, Inc.	2.8%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.4%
Oracle Corp.	2.2%
Citigroup, Inc.	2.1%
Boeing Co.	1.9%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NESYX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2025

TSMC99Y-1225

Class A

NEFJX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$132	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 2000® Value Index
12/2015	$9,426	$10,000	$10,000
01/2016	$8,709	$9,436	$9,328
02/2016	$8,836	$9,433	$9,392
03/2016	$9,442	$10,097	$10,170
04/2016	$9,627	$10,159	$10,386
05/2016	$9,882	$10,341	$10,576
06/2016	$9,784	$10,362	$10,608
07/2016	$10,142	$10,774	$11,181
08/2016	$10,288	$10,801	$11,458
09/2016	$10,353	$10,818	$11,549
10/2016	$9,996	$10,584	$11,169
11/2016	$11,106	$11,058	$12,652
12/2016	$11,334	$11,274	$13,174
01/2017	$11,351	$11,486	$13,080
02/2017	$11,506	$11,913	$13,269
03/2017	$11,386	$11,921	$13,157
04/2017	$11,254	$12,047	$13,209
05/2017	$11,100	$12,171	$12,797
06/2017	$11,177	$12,280	$13,245
07/2017	$11,206	$12,512	$13,329
08/2017	$11,016	$12,536	$13,001
09/2017	$11,646	$12,842	$13,922
10/2017	$11,818	$13,122	$13,940
11/2017	$12,116	$13,521	$14,344
12/2017	$12,046	$13,656	$14,207
01/2018	$12,271	$14,375	$14,382
02/2018	$11,775	$13,846	$13,663
03/2018	$11,794	$13,568	$13,832
04/2018	$11,839	$13,619	$14,071
05/2018	$12,264	$14,004	$14,890
06/2018	$12,198	$14,095	$14,980
07/2018	$12,443	$14,563	$15,245
08/2018	$12,848	$15,074	$15,608
09/2018	$12,562	$15,099	$15,221
10/2018	$11,375	$13,988	$13,858
11/2018	$11,660	$14,268	$14,081
12/2018	$10,258	$12,940	$12,379
01/2019	$11,335	$14,051	$13,733
02/2019	$12,058	$14,545	$14,267
03/2019	$11,803	$14,757	$13,856
04/2019	$12,281	$15,346	$14,380
05/2019	$11,467	$14,353	$13,205
06/2019	$12,133	$15,361	$14,046
07/2019	$12,388	$15,590	$14,069
08/2019	$12,002	$15,272	$13,284
09/2019	$12,331	$15,540	$13,966
10/2019	$12,339	$15,874	$14,304
11/2019	$12,512	$16,478	$14,639
12/2019	$12,788	$16,954	$15,151
01/2020	$12,506	$16,935	$14,334
02/2020	$11,223	$15,549	$12,941
03/2020	$8,964	$13,410	$9,748
04/2020	$9,954	$15,187	$10,951
05/2020	$10,529	$15,999	$11,265
06/2020	$10,421	$16,364	$11,591
07/2020	$10,788	$17,294	$11,830
08/2020	$11,305	$18,546	$12,468
09/2020	$10,888	$17,871	$11,887
10/2020	$10,972	$17,485	$12,313
11/2020	$12,841	$19,613	$14,690
12/2020	$13,927	$20,495	$15,853
01/2021	$13,918	$20,404	$16,688
02/2021	$15,203	$21,042	$18,255
03/2021	$15,621	$21,796	$19,209
04/2021	$16,438	$22,919	$19,598
05/2021	$16,964	$23,024	$20,208
06/2021	$16,764	$23,592	$20,085
07/2021	$16,347	$23,991	$19,366
08/2021	$16,680	$24,675	$19,885
09/2021	$16,455	$23,568	$19,486
10/2021	$17,198	$25,161	$20,229
11/2021	$17,081	$24,778	$19,538
12/2021	$18,138	$25,754	$20,335
01/2022	$17,133	$24,239	$19,150
02/2022	$17,539	$23,628	$19,467
03/2022	$17,742	$24,395	$19,847
04/2022	$16,620	$22,206	$18,307
05/2022	$17,149	$22,176	$18,658
06/2022	$15,780	$20,321	$16,815
07/2022	$17,191	$22,227	$18,443
08/2022	$16,475	$21,397	$17,860
09/2022	$15,085	$19,413	$16,040
10/2022	$16,516	$21,005	$18,059
11/2022	$17,408	$22,102	$18,611
12/2022	$16,289	$20,808	$17,390
01/2023	$17,846	$22,241	$19,050
02/2023	$17,889	$21,721	$18,610
03/2023	$17,535	$22,302	$17,276
04/2023	$17,105	$22,539	$16,845
05/2023	$16,847	$22,627	$16,514
06/2023	$18,662	$24,172	$17,825
07/2023	$19,220	$25,039	$19,171
08/2023	$18,952	$24,555	$18,248
09/2023	$17,771	$23,386	$17,298
10/2023	$16,751	$22,766	$16,266
11/2023	$18,265	$24,888	$17,730
12/2023	$20,331	$26,209	$19,937
01/2024	$19,890	$26,499	$19,031
02/2024	$20,611	$27,933	$19,654
03/2024	$21,591	$28,835	$20,515
04/2024	$20,213	$27,566	$19,208
05/2024	$21,064	$28,868	$20,107
06/2024	$20,816	$29,762	$19,768
07/2024	$22,259	$30,315	$22,177
08/2024	$21,871	$30,975	$21,761
09/2024	$21,774	$31,616	$21,774
10/2024	$21,236	$31,384	$21,434
11/2024	$23,293	$33,471	$23,501
12/2024	$21,307	$32,448	$21,543
01/2025	$22,377	$33,473	$21,985
02/2025	$21,373	$32,831	$21,144
03/2025	$20,204	$30,916	$19,875
04/2025	$19,221	$30,709	$19,077
05/2025	$19,942	$32,655	$19,878
06/2025	$20,947	$34,314	$20,862
07/2025	$21,602	$35,070	$21,230
08/2025	$22,694	$35,881	$23,028
09/2025	$22,716	$37,120	$23,491
10/2025	$22,902	$37,915	$23,550
11/2025	$23,688	$38,019	$24,212
12/2025	$23,838	$38,012	$24,256

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class A at NAV	11.88%	11.35%	9.72%	9.33%
Class A with 5.75% MSCFootnote Reference1	5.45%	10.04%	9.08%	9.11%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell 2000® Value Index	12.59%	8.88%	9.27%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

What did the Fund invest in? (% of Net Assets)

Industry Summary

Banks
7.1%
Machinery
6.8%
Trading Companies & Distributors
6.0%
Oil, Gas & Consumable Fuels
5.6%
Chemicals
4.7%
Specialty Retail
4.2%
Insurance
4.2%
Aerospace & Defense
4.0%
Electronic Equipment, Instruments & Components
3.7%
Gas Utilities
3.5%
Capital Markets
3.4%
Building Products
3.2%
Exchange-Traded Funds
4.9%
Short-Term Investments
3.5%
Other investments less than 3% of net assets*
35.2%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFJX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report

December 31, 2025

TVSC99A-1225

Class C

NEJCX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$211	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Russell 3000® Index	Russell 2000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,233	$9,436	$9,328
02/2016	$9,362	$9,433	$9,392
03/2016	$10,000	$10,097	$10,170
04/2016	$10,184	$10,159	$10,386
05/2016	$10,450	$10,341	$10,576
06/2016	$10,342	$10,362	$10,608
07/2016	$10,715	$10,774	$11,181
08/2016	$10,857	$10,801	$11,458
09/2016	$10,923	$10,818	$11,549
10/2016	$10,533	$10,584	$11,169
11/2016	$11,703	$11,058	$12,652
12/2016	$11,932	$11,274	$13,174
01/2017	$11,941	$11,486	$13,080
02/2017	$12,103	$11,913	$13,269
03/2017	$11,968	$11,921	$13,157
04/2017	$11,825	$12,047	$13,209
05/2017	$11,644	$12,171	$12,797
06/2017	$11,730	$12,280	$13,245
07/2017	$11,749	$12,512	$13,329
08/2017	$11,539	$12,536	$13,001
09/2017	$12,196	$12,842	$13,922
10/2017	$12,367	$13,122	$13,940
11/2017	$12,671	$13,521	$14,344
12/2017	$12,588	$13,656	$14,207
01/2018	$12,815	$14,375	$14,382
02/2018	$12,297	$13,846	$13,663
03/2018	$12,297	$13,568	$13,832
04/2018	$12,339	$13,619	$14,071
05/2018	$12,781	$14,004	$14,890
06/2018	$12,702	$14,095	$14,980
07/2018	$12,939	$14,563	$15,245
08/2018	$13,358	$15,074	$15,608
09/2018	$13,041	$15,099	$15,221
10/2018	$11,807	$13,988	$13,858
11/2018	$12,090	$14,268	$14,081
12/2018	$10,635	$12,940	$12,379
01/2019	$11,747	$14,051	$13,733
02/2019	$12,494	$14,545	$14,267
03/2019	$12,212	$14,757	$13,856
04/2019	$12,696	$15,346	$14,380
05/2019	$11,848	$14,353	$13,205
06/2019	$12,530	$15,361	$14,046
07/2019	$12,795	$15,590	$14,069
08/2019	$12,380	$15,272	$13,284
09/2019	$12,712	$15,540	$13,966
10/2019	$12,712	$15,874	$14,304
11/2019	$12,879	$16,478	$14,639
12/2019	$13,155	$16,954	$15,151
01/2020	$12,869	$16,935	$14,334
02/2020	$11,527	$15,549	$12,941
03/2020	$9,212	$13,410	$9,748
04/2020	$10,212	$15,187	$10,951
05/2020	$10,791	$15,999	$11,265
06/2020	$10,689	$16,364	$11,591
07/2020	$11,047	$17,294	$11,830
08/2020	$11,575	$18,546	$12,468
09/2020	$11,149	$17,871	$11,887
10/2020	$11,217	$17,485	$12,313
11/2020	$13,127	$19,613	$14,690
12/2020	$14,218	$20,495	$15,853
01/2021	$14,201	$20,404	$16,688
02/2021	$15,514	$21,042	$18,255
03/2021	$15,923	$21,796	$19,209
04/2021	$16,758	$22,919	$19,598
05/2021	$17,269	$23,024	$20,208
06/2021	$17,065	$23,592	$20,085
07/2021	$16,622	$23,991	$19,366
08/2021	$16,946	$24,675	$19,885
09/2021	$16,707	$23,568	$19,486
10/2021	$17,457	$25,161	$20,229
11/2021	$17,321	$24,778	$19,538
12/2021	$18,405	$25,754	$20,335
01/2022	$17,344	$24,239	$19,150
02/2022	$17,742	$23,628	$19,467
03/2022	$17,954	$24,395	$19,847
04/2022	$16,797	$22,206	$18,307
05/2022	$17,331	$22,176	$18,658
06/2022	$15,927	$20,321	$16,815
07/2022	$17,359	$22,227	$18,443
08/2022	$16,629	$21,397	$17,860
09/2022	$15,196	$19,413	$16,040
10/2022	$16,629	$21,005	$18,059
11/2022	$17,528	$22,102	$18,611
12/2022	$16,378	$20,808	$17,390
01/2023	$17,954	$22,241	$19,050
02/2023	$17,985	$21,721	$18,610
03/2023	$17,614	$22,302	$17,276
04/2023	$17,151	$22,539	$16,845
05/2023	$16,904	$22,627	$16,514
06/2023	$18,696	$24,172	$17,825
07/2023	$19,252	$25,039	$19,171
08/2023	$18,974	$24,555	$18,248
09/2023	$17,769	$23,386	$17,298
10/2023	$16,749	$22,766	$16,266
11/2023	$18,263	$24,888	$17,730
12/2023	$20,298	$26,209	$19,937
01/2024	$19,860	$26,499	$19,031
02/2024	$20,581	$27,933	$19,654
03/2024	$21,559	$28,835	$20,515
04/2024	$20,183	$27,566	$19,208
05/2024	$21,032	$28,868	$20,107
06/2024	$20,785	$29,762	$19,768
07/2024	$22,226	$30,315	$22,177
08/2024	$21,839	$30,975	$21,761
09/2024	$21,742	$31,616	$21,774
10/2024	$21,204	$31,384	$21,434
11/2024	$23,258	$33,471	$23,501
12/2024	$21,275	$32,448	$21,543
01/2025	$22,344	$33,473	$21,985
02/2025	$21,341	$32,831	$21,144
03/2025	$20,174	$30,916	$19,875
04/2025	$19,193	$30,709	$19,077
05/2025	$19,912	$32,655	$19,878
06/2025	$20,916	$34,314	$20,862
07/2025	$21,570	$35,070	$21,230
08/2025	$22,660	$35,881	$23,028
09/2025	$22,682	$37,120	$23,491
10/2025	$22,868	$37,915	$23,550
11/2025	$23,653	$38,019	$24,212
12/2025	$23,803	$38,012	$24,256

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 7/18/05
Class C at NAV	11.11%	10.53%	9.06%	9.11%
Class C with 1.00% CDSCFootnote Reference1	10.17%	10.53%	9.06%	9.11%
Russell 3000® Index	17.15%	13.15%	14.29%	-%
Russell 2000® Value Index	12.59%	8.88%	9.27%	-%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NEJCX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report

December 31, 2025

TVSC99C-1225

Class N

VSCNX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$100	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Russell 3000® Index	Russell 2000® Value Index
05/2017	$10,000	$10,000	$10,000
05/2017	$9,852	$10,080	$9,648
06/2017	$9,923	$10,171	$9,985
07/2017	$9,954	$10,363	$10,048
08/2017	$9,790	$10,383	$9,801
09/2017	$10,353	$10,636	$10,495
10/2017	$10,512	$10,869	$10,509
11/2017	$10,777	$11,199	$10,813
12/2017	$10,717	$11,310	$10,710
01/2018	$10,922	$11,907	$10,842
02/2018	$10,485	$11,468	$10,300
03/2018	$10,501	$11,238	$10,427
04/2018	$10,546	$11,280	$10,608
05/2018	$10,927	$11,599	$11,225
06/2018	$10,876	$11,675	$11,293
07/2018	$11,092	$12,062	$11,493
08/2018	$11,457	$12,486	$11,766
09/2018	$11,206	$12,506	$11,474
10/2018	$10,153	$11,585	$10,447
11/2018	$10,409	$11,817	$10,615
12/2018	$9,166	$10,718	$9,332
01/2019	$10,126	$11,638	$10,353
02/2019	$10,778	$12,047	$10,755
03/2019	$10,553	$12,223	$10,445
04/2019	$10,989	$12,711	$10,840
05/2019	$10,260	$11,888	$9,955
06/2019	$10,863	$12,723	$10,589
07/2019	$11,094	$12,912	$10,606
08/2019	$10,744	$12,649	$10,014
09/2019	$11,045	$12,871	$10,528
10/2019	$11,052	$13,148	$10,783
11/2019	$11,213	$13,648	$11,036
12/2019	$11,464	$14,042	$11,422
01/2020	$11,217	$14,027	$10,806
02/2020	$10,063	$12,878	$9,756
03/2020	$8,039	$11,107	$7,349
04/2020	$8,928	$12,578	$8,256
05/2020	$9,449	$13,251	$8,492
06/2020	$9,356	$13,554	$8,738
07/2020	$9,691	$14,324	$8,919
08/2020	$10,155	$15,361	$9,399
09/2020	$9,784	$14,802	$8,962
10/2020	$9,855	$14,483	$9,282
11/2020	$11,545	$16,244	$11,074
12/2020	$12,527	$16,975	$11,951
01/2021	$12,520	$16,900	$12,580
02/2021	$13,678	$17,428	$13,762
03/2021	$14,064	$18,053	$14,481
04/2021	$14,800	$18,983	$14,774
05/2021	$15,272	$19,070	$15,234
06/2021	$15,101	$19,540	$15,142
07/2021	$14,729	$19,871	$14,600
08/2021	$15,029	$20,437	$14,991
09/2021	$14,836	$19,520	$14,690
10/2021	$15,508	$20,840	$15,250
11/2021	$15,408	$20,523	$14,730
12/2021	$16,365	$21,331	$15,330
01/2022	$15,459	$20,076	$14,436
02/2022	$15,830	$19,570	$14,675
03/2022	$16,020	$20,205	$14,962
04/2022	$15,005	$18,392	$13,801
05/2022	$15,490	$18,367	$14,066
06/2022	$14,256	$16,831	$12,677
07/2022	$15,543	$18,410	$13,904
08/2022	$14,891	$17,723	$13,464
09/2022	$13,639	$16,079	$12,092
10/2022	$14,943	$17,398	$13,614
11/2022	$15,754	$18,306	$14,030
12/2022	$14,737	$17,234	$13,110
01/2023	$16,160	$18,421	$14,361
02/2023	$16,187	$17,991	$14,030
03/2023	$15,877	$18,472	$13,024
04/2023	$15,485	$18,668	$12,699
05/2023	$15,257	$18,741	$12,449
06/2023	$16,908	$20,021	$13,438
07/2023	$17,418	$20,738	$14,452
08/2023	$17,181	$20,338	$13,757
09/2023	$16,114	$19,369	$13,040
10/2023	$15,202	$18,856	$12,263
11/2023	$16,579	$20,614	$13,366
12/2023	$18,456	$21,708	$15,030
01/2024	$18,053	$21,948	$14,347
02/2024	$18,722	$23,136	$14,817
03/2024	$19,611	$23,883	$15,466
04/2024	$18,364	$22,832	$14,481
05/2024	$19,143	$23,910	$15,158
06/2024	$18,923	$24,651	$14,902
07/2024	$20,234	$25,109	$16,719
08/2024	$19,895	$25,655	$16,405
09/2024	$19,803	$26,186	$16,415
10/2024	$19,318	$25,994	$16,158
11/2024	$21,196	$27,723	$17,717
12/2024	$19,394	$26,876	$16,241
01/2025	$20,380	$27,724	$16,574
02/2025	$19,468	$27,193	$15,940
03/2025	$18,407	$25,607	$14,983
04/2025	$17,514	$25,435	$14,382
05/2025	$18,175	$27,047	$14,986
06/2025	$19,096	$28,421	$15,727
07/2025	$19,692	$29,047	$16,005
08/2025	$20,697	$29,719	$17,361
09/2025	$20,725	$30,745	$17,710
10/2025	$20,901	$31,404	$17,754
11/2025	$21,627	$31,490	$18,253
12/2025	$21,763	$31,484	$18,286

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	12.22%	11.68%	9.39%
Russell 3000® Index	17.15%	13.15%	14.09%
Russell 2000® Value Index	12.59%	8.88%	7.18%

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

VSCNX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report

December 31, 2025

TVSC99N-1225

Class Y

NEJYX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$106	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Information Technology led by Coherent Corp.

•Selection within Industrials also contributed to performance with Beacon Roofing Supply, Inc. as the strongest name.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection and an underweight position within Health Care, an outperforming sector. Globus Medical Inc Class A hindered the sector the most.

•The portfolio's selection within Materials also negatively impacted performance. Eagle Materials Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Materials, Consumer Staples, Energy, and Consumer Discretionary while underweight Financials, Health Care, Real Estate, Utilities, Communication Services, and Information Technology.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Russell 3000® Index	Russell 2000® Value Index
12/2015	$10,000	$10,000	$10,000
01/2016	$9,242	$9,436	$9,328
02/2016	$9,379	$9,433	$9,392
03/2016	$10,027	$10,097	$10,170
04/2016	$10,224	$10,159	$10,386
05/2016	$10,499	$10,341	$10,576
06/2016	$10,398	$10,362	$10,608
07/2016	$10,778	$10,774	$11,181
08/2016	$10,935	$10,801	$11,458
09/2016	$11,008	$10,818	$11,549
10/2016	$10,627	$10,584	$11,169
11/2016	$11,808	$11,058	$12,652
12/2016	$12,053	$11,274	$13,174
01/2017	$12,077	$11,486	$13,080
02/2017	$12,243	$11,913	$13,269
03/2017	$12,118	$11,921	$13,157
04/2017	$11,982	$12,047	$13,209
05/2017	$11,817	$12,171	$12,797
06/2017	$11,909	$12,280	$13,245
07/2017	$11,939	$12,512	$13,329
08/2017	$11,737	$12,536	$13,001
09/2017	$12,412	$12,842	$13,922
10/2017	$12,602	$13,122	$13,940
11/2017	$12,915	$13,521	$14,344
12/2017	$12,848	$13,656	$14,207
01/2018	$13,087	$14,375	$14,382
02/2018	$12,563	$13,846	$13,663
03/2018	$12,583	$13,568	$13,832
04/2018	$12,636	$13,619	$14,071
05/2018	$13,093	$14,004	$14,890
06/2018	$13,025	$14,095	$14,980
07/2018	$13,285	$14,563	$15,245
08/2018	$13,721	$15,074	$15,608
09/2018	$13,421	$15,099	$15,221
10/2018	$12,158	$13,988	$13,858
11/2018	$12,459	$14,268	$14,081
12/2018	$10,971	$12,940	$12,379
01/2019	$12,111	$14,051	$13,733
02/2019	$12,900	$14,545	$14,267
03/2019	$12,623	$14,757	$13,856
04/2019	$13,136	$15,346	$14,380
05/2019	$12,272	$14,353	$13,205
06/2019	$12,985	$15,361	$14,046
07/2019	$13,262	$15,590	$14,069
08/2019	$12,842	$15,272	$13,284
09/2019	$13,203	$15,540	$13,966
10/2019	$13,212	$15,874	$14,304
11/2019	$13,405	$16,478	$14,639
12/2019	$13,700	$16,954	$15,151
01/2020	$13,413	$16,935	$14,334
02/2020	$12,033	$15,549	$12,941
03/2020	$9,613	$13,410	$9,748
04/2020	$10,676	$15,187	$10,951
05/2020	$11,290	$15,999	$11,265
06/2020	$11,179	$16,364	$11,591
07/2020	$11,580	$17,294	$11,830
08/2020	$12,134	$18,546	$12,468
09/2020	$11,691	$17,871	$11,887
10/2020	$11,776	$17,485	$12,313
11/2020	$13,797	$19,613	$14,690
12/2020	$14,965	$20,495	$15,853
01/2021	$14,956	$20,404	$16,688
02/2021	$16,341	$21,042	$18,255
03/2021	$16,794	$21,796	$19,209
04/2021	$17,683	$22,919	$19,598
05/2021	$18,247	$23,024	$20,208
06/2021	$18,033	$23,592	$20,085
07/2021	$17,589	$23,991	$19,366
08/2021	$17,947	$24,675	$19,885
09/2021	$17,717	$23,568	$19,486
10/2021	$18,520	$25,161	$20,229
11/2021	$18,400	$24,778	$19,538
12/2021	$19,545	$25,754	$20,335
01/2022	$18,452	$24,239	$19,150
02/2022	$18,896	$23,628	$19,467
03/2022	$19,123	$24,395	$19,847
04/2022	$17,921	$22,206	$18,307
05/2022	$18,489	$22,176	$18,658
06/2022	$17,026	$20,321	$16,815
07/2022	$18,552	$22,227	$18,443
08/2022	$17,773	$21,397	$17,860
09/2022	$16,278	$19,413	$16,040
10/2022	$17,836	$21,005	$18,059
11/2022	$18,795	$22,102	$18,611
12/2022	$17,595	$20,808	$17,390
01/2023	$19,284	$22,241	$19,050
02/2023	$19,316	$21,721	$18,610
03/2023	$18,946	$22,302	$17,276
04/2023	$18,478	$22,539	$16,845
05/2023	$18,205	$22,627	$16,514
06/2023	$20,177	$24,172	$17,825
07/2023	$20,787	$25,039	$19,171
08/2023	$20,493	$24,555	$18,248
09/2023	$19,229	$23,386	$17,298
10/2023	$18,129	$22,766	$16,266
11/2023	$19,774	$24,888	$17,730
12/2023	$22,011	$26,209	$19,937
01/2024	$21,529	$26,499	$19,031
02/2024	$22,328	$27,933	$19,654
03/2024	$23,390	$28,835	$20,515
04/2024	$21,901	$27,566	$19,208
05/2024	$22,821	$28,868	$20,107
06/2024	$22,558	$29,762	$19,768
07/2024	$24,123	$30,315	$22,177
08/2024	$23,718	$30,975	$21,761
09/2024	$23,620	$31,616	$21,774
10/2024	$23,029	$31,384	$21,434
11/2024	$25,272	$33,471	$23,501
12/2024	$23,122	$32,448	$21,543
01/2025	$24,289	$33,473	$21,985
02/2025	$23,200	$32,831	$21,144
03/2025	$21,933	$30,916	$19,875
04/2025	$20,877	$30,709	$19,077
05/2025	$21,666	$32,655	$19,878
06/2025	$22,755	$34,314	$20,862
07/2025	$23,477	$35,070	$21,230
08/2025	$24,666	$35,881	$23,028
09/2025	$24,689	$37,120	$23,491
10/2025	$24,900	$37,915	$23,550
11/2025	$25,766	$38,019	$24,212
12/2025	$25,934	$38,012	$24,256

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	12.16%	11.62%	10.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

Key Fund Statistics

Total Net Assets	$1,292,604,415
# of Portfolio Holdings (including overnight repurchase agreements)	65
Portfolio Turnover Rate	120%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$11,034,612

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.2%
Short-Term Investments	3.5%
Exchange-Traded Funds	4.9%
Building Products	3.2%
Capital Markets	3.4%
Gas Utilities	3.5%
Electronic Equipment, Instruments & Components	3.7%
Aerospace & Defense	4.0%
Insurance	4.2%
Specialty Retail	4.2%
Chemicals	4.7%
Oil, Gas & Consumable Fuels	5.6%
Trading Companies & Distributors	6.0%
Machinery	6.8%
Banks	7.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

iShares Russell 2000 Value ETF	4.9%
Cushman & Wakefield Ltd.	2.5%
Element Solutions, Inc.	2.5%
Zions Bancorp NA	2.4%
Cullen/Frost Bankers, Inc.	2.4%
Artisan Partners Asset Management, Inc., Class A	2.4%
Prosperity Bancshares, Inc.	2.3%
Coca-Cola Consolidated, Inc.	2.2%
Selective Insurance Group, Inc.	2.2%
GATX Corp.	2.1%

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Name change: Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEJYX

Vaughan Nelson Small Cap Fund

Annual Shareholder Report

December 31, 2025

TVSC99Y-1225

(b)  Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial and accounting officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24-12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Natixis Funds Trust I (except Loomis Sayles Core Plus Bond Fund)	$230,689	$158,436	$765	$758	$61,924	$54,703	$–	$–

 1. Audit-related fees consist of:

2024 & 2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

 2. Tax fees consist of:

2024 & 2025 – review of the Registrant’s tax returns (2024 & 2025), filings to reclaim withholding taxes paid on EU dividends (2024), and consulting services (2025).

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $62,689 and $55,461, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Natixis Advisors, LLC (“Natixis Advisors”), Mirova US LLC (“Mirova”) and entities controlling, controlled by or under common control with Natixis Advisors and Mirova (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Control Affiliates	$ --	$--	$45,373	$	$--	$275,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Mirova, Natixis Advisors and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/24-12/31/24	1/1/25-12/31/25
Control Affiliates	$110,563	$282,493

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
December 31, 2025

Gateway Fund
Gateway Equity Call Premium Fund
Mirova Global Megatrends Fund

Portfolio of Investments – as of December 31, 2025
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 1.6%
138,153	Boeing Co.(a)(b)	$29,995,780
6,786	BWX Technologies, Inc.(a)	1,172,892
18,373	HEICO Corp.(a)	5,945,319
438,402	RTX Corp.(a)	80,402,927
		117,516,918
	Automobile Components — 0.1%
27,718	Autoliv, Inc.(a)	3,290,126
7,969	Magna International, Inc.	424,748
		3,714,874
	Automobiles — 2.4%
1,111,305	Ford Motor Co.(a)	14,580,322
344,502	Tesla, Inc.(a)(b)	154,929,439
		169,509,761
	Banks — 4.3%
1,531,415	Bank of America Corp.(a)	84,227,825
507,312	JPMorgan Chase & Co.(a)	163,466,073
661,056	Wells Fargo & Co.(a)	61,610,419
		309,304,317
	Beverages — 1.0%
54,021	Celsius Holdings, Inc.(a)(b)	2,470,921
48,096	Coca-Cola Europacific Partners PLC(a)	4,362,307
349,444	Monster Beverage Corp.(a)(b)	26,791,871
268,524	PepsiCo, Inc.(a)	38,538,565
		72,163,664
	Biotechnology — 1.9%
277,976	AbbVie, Inc.(a)	63,514,736
1,352	Alnylam Pharmaceuticals, Inc.(b)	537,623
104,360	Amgen, Inc.(a)	34,158,072
39,674	Biogen, Inc.(a)(b)	6,982,227
135,246	Moderna, Inc.(a)(b)	3,988,404
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	28,431,566
		137,612,628
	Broadline Retail — 4.3%
1,299,732	Amazon.com, Inc.(a)(b)	300,004,140
2,538	MercadoLibre, Inc.(a)(b)	5,112,192
		305,116,332
	Building Products — 0.4%
355,196	Carrier Global Corp.(a)	18,768,557
17,766	Lennox International, Inc.(a)	8,626,814
		27,395,371
	Capital Markets — 2.5%
55,185	Brookfield Corp.(a)	2,532,440
295,252	Charles Schwab Corp.(a)	29,498,627
27,795	Coinbase Global, Inc., Class A(a)(b)	6,285,561
5,789	FactSet Research Systems, Inc.	1,679,910
216,194	Intercontinental Exchange, Inc.(a)	35,014,780
414,283	Morgan Stanley(a)	73,547,661
41,804	MSCI, Inc.(a)	23,984,209
58,015	Robinhood Markets, Inc., Class A(a)(b)	6,561,497
		179,104,685
	Chemicals — 0.7%
275,737	Corteva, Inc.(a)	18,482,651
140,572	Dow, Inc.(a)	3,286,573
255,992	LyondellBasell Industries NV, Class A(a)	11,084,454
25,672	Nutrien Ltd.(a)	1,584,476
Shares	Description	Value (†)
	Chemicals — continued
95,921	RPM International, Inc.(a)	$9,975,784
48,861	Solstice Advanced Materials, Inc.(a)(b)	2,373,667
		46,787,605
	Commercial Services & Supplies — 0.9%
421,728	Copart, Inc.(a)(b)	16,510,651
53,505	Waste Connections, Inc.(a)	9,382,637
185,672	Waste Management, Inc.(a)	40,793,995
		66,687,283
	Communications Equipment — 0.9%
773,845	Cisco Systems, Inc.(a)	59,609,280
6,357	Lumentum Holdings, Inc.(a)(b)	2,343,127
		61,952,407
	Construction & Engineering — 0.0%
4,951	Sterling Infrastructure, Inc.(a)(b)	1,516,145
	Construction Materials — 0.4%
43,244	Martin Marietta Materials, Inc.(a)	26,926,309
	Consumer Finance — 1.0%
106,655	Ally Financial, Inc.(a)	4,830,405
144,459	Capital One Financial Corp.(a)	35,011,083
389,560	Synchrony Financial(a)	32,500,991
		72,342,479
	Consumer Staples Distribution & Retail — 1.9%
15,217	BJ's Wholesale Club Holdings, Inc.(a)(b)	1,369,987
4,532	Casey's General Stores, Inc.(a)	2,504,882
59,675	Costco Wholesale Corp.(a)	51,460,139
23,638	Maplebear, Inc.(a)(b)	1,063,237
111,016	Target Corp.(a)	10,851,814
601,149	Walmart, Inc.(a)	66,974,010
		134,224,069
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	9,886,997
38,433	Crown Holdings, Inc.(a)	3,957,446
189,748	Smurfit WestRock PLC(a)	7,337,555
		21,181,998
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	13,221,643
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,259,388
	Diversified Telecommunication Services — 0.4%
1,244,301	AT&T, Inc.(a)	30,908,437
	Electric Utilities — 1.0%
297,468	Alliant Energy Corp.(a)	19,338,394
349,087	American Electric Power Co., Inc.(a)	40,253,222
20,414	Constellation Energy Corp.(a)	7,211,654
61,200	OGE Energy Corp.(a)	2,613,240
		69,416,510
	Electrical Equipment — 1.0%
118,720	Eaton Corp. PLC(a)	37,813,507
30,533	GE Vernova, Inc.(a)	19,955,453
31,715	Hubbell, Inc.(a)	14,084,949
16,374	Nextpower, Inc., Class A(b)	1,426,339
		73,280,248
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	13,220,798
22,491	Coherent Corp.(a)(b)	4,151,164
290,735	Corning, Inc.(a)	25,456,756
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Gateway Fund (continued)
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
3,825	Fabrinet(a)(b)	$1,741,446
22,200	Zebra Technologies Corp., Class A(a)(b)	5,390,604
		49,960,768
	Energy Equipment & Services — 0.0%
110,115	Halliburton Co.(a)	3,111,850
	Entertainment — 1.6%
79,556	Live Nation Entertainment, Inc.(a)(b)	11,336,730
631,430	Netflix, Inc.(a)(b)	59,202,877
8,485	Spotify Technology SA(a)(b)	4,927,324
313,789	Walt Disney Co.(a)	35,699,775
		111,166,706
	Financial Services — 4.2%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	154,777,496
300,793	PayPal Holdings, Inc.(a)	17,560,295
356,233	Visa, Inc., Class A(a)	124,934,475
7,987	Voya Financial, Inc.(a)	594,952
		297,867,218
	Food Products — 0.6%
61,781	Bunge Global SA(a)	5,503,452
362,020	Kraft Heinz Co.(a)	8,778,985
575,934	Mondelez International, Inc., Class A(a)	31,002,527
		45,284,964
	Ground Transportation — 0.7%
88,899	Canadian Pacific Kansas City Ltd.(a)	6,545,633
836,812	CSX Corp.(a)	30,334,435
77,264	Old Dominion Freight Line, Inc.(a)	12,114,995
7,406	XPO, Inc.(a)(b)	1,006,550
		50,001,613
	Health Care Equipment & Supplies — 2.1%
366,884	Abbott Laboratories(a)	45,966,896
494,281	Boston Scientific Corp.(a)(b)	47,129,693
90,951	Intuitive Surgical, Inc.(a)(b)	51,511,009
24,825	STERIS PLC(a)	6,293,634
		150,901,232
	Health Care Providers & Services — 1.9%
235,601	CVS Health Corp.(a)	18,697,295
79,403	Elevance Health, Inc.(a)	27,834,722
58,732	HCA Healthcare, Inc.(a)	27,419,621
16,707	Molina Healthcare, Inc.(a)(b)	2,899,333
154,741	UnitedHealth Group, Inc.(a)	51,081,551
27,630	Universal Health Services, Inc., Class B(a)	6,023,893
		133,956,415
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	7,846,311
	Hotels, Restaurants & Leisure — 1.6%
5,917	Booking Holdings, Inc.(a)	31,687,488
32,235	DraftKings, Inc., Class A(a)(b)	1,110,818
140,501	Hilton Worldwide Holdings, Inc.(a)	40,358,912
125,901	McDonald's Corp.(a)	38,479,123
18,466	Restaurant Brands International, Inc.(a)	1,259,935
		112,896,276
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	15,263,768
103,093	Toll Brothers, Inc.(a)	13,940,235
		29,204,003
Shares	Description	Value (†)
	Industrial Conglomerates — 0.5%
195,445	Honeywell International, Inc.(a)	$38,129,365
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	21,895,860
	Insurance — 2.1%
367,972	Aflac, Inc.(a)	40,576,272
62,253	American Financial Group, Inc.(a)	8,508,740
91,119	Aon PLC, Class A(a)	32,154,073
147,374	Arthur J Gallagher & Co.(a)	38,138,918
3,999	F&G Annuities & Life, Inc.	123,369
66,655	Fidelity National Financial, Inc.(a)	3,638,696
3,155	Markel Group, Inc.(a)(b)	6,782,146
219,438	Unum Group(a)	17,006,445
		146,928,659
	Interactive Media & Services — 8.6%
294,204	Alphabet, Inc., Class A(a)	92,085,852
1,070,918	Alphabet, Inc., Class C(a)	336,054,068
4,419	Baidu, Inc., ADR(b)	577,387
284,890	Meta Platforms, Inc., Class A(a)	188,053,040
		616,770,347
	IT Services — 0.3%
39,628	Shopify, Inc., Class A(a)(b)	6,378,919
14,606	Twilio, Inc., Class A(a)(b)	2,077,557
59,705	VeriSign, Inc.(a)	14,505,330
		22,961,806
	Life Sciences Tools & Services — 0.4%
67,554	Agilent Technologies, Inc.(a)	9,192,073
31,615	ICON PLC(a)(b)	5,760,885
44,360	Illumina, Inc.(a)(b)	5,818,258
35,396	IQVIA Holdings, Inc.(a)(b)	7,978,612
54,637	Qiagen NV(a)	2,457,026
		31,206,854
	Machinery — 2.8%
121,157	Caterpillar, Inc.(a)	69,407,211
74,195	Cummins, Inc.(a)	37,872,838
66,901	Deere & Co.(a)	31,147,098
56,430	Parker-Hannifin Corp.(a)	49,599,713
121,067	Pentair PLC(a)	12,607,917
		200,634,777
	Media — 0.1%
27,734	Charter Communications, Inc., Class A(a)(b)	5,789,472
22,538	Omnicom Group, Inc.	1,819,944
		7,609,416
	Metals & Mining — 0.4%
15,043	Alcoa Corp.(a)	799,385
85,422	Freeport-McMoRan, Inc.(a)	4,338,583
97,193	Southern Copper Corp.(a)	13,944,280
47,801	Steel Dynamics, Inc.(a)	8,099,880
		27,182,128
	Multi-Utilities — 1.0%
260,977	Ameren Corp.(a)	26,061,163
180,721	Consolidated Edison, Inc.(a)	17,949,210
231,309	WEC Energy Group, Inc.(a)	24,393,847
		68,404,220
	Oil, Gas & Consumable Fuels — 2.6%
45,031	Cheniere Energy, Inc.(a)	8,753,576
290,897	Chevron Corp.(a)	44,335,612
316,442	ConocoPhillips(a)	29,622,136
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Gateway Fund (continued)
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
603,642	Exxon Mobil Corp.(a)	$72,642,278
167,492	ONEOK, Inc.(a)	12,310,662
115,386	Targa Resources Corp.(a)	21,288,717
		188,952,981
	Pharmaceuticals — 3.4%
116,518	Eli Lilly & Co.(a)	125,219,564
373,401	Johnson & Johnson(a)	77,275,337
379,187	Merck & Co., Inc.(a)	39,913,224
		242,408,125
	Professional Services — 0.8%
141,064	Automatic Data Processing, Inc.(a)	36,285,893
4,628	Booz Allen Hamilton Holding Corp.	390,418
802	CACI International, Inc., Class A(b)	427,314
160,547	Paychex, Inc.(a)	18,010,162
7,747	TransUnion	664,305
		55,778,092
	Real Estate Management & Development — 0.1%
1,444	Jones Lang LaSalle, Inc.(b)	485,863
99,324	Zillow Group, Inc., Class C(a)(b)	6,775,883
		7,261,746
	Semiconductors & Semiconductor Equipment — 14.1%
242,166	Advanced Micro Devices, Inc.(a)(b)	51,862,271
104,001	Analog Devices, Inc.(a)	28,205,071
592,085	Broadcom, Inc.(a)	204,920,619
472,728	Intel Corp.(a)(b)	17,443,663
62,909	Marvell Technology, Inc.(a)	5,346,007
123,716	Micron Technology, Inc.(a)	35,309,784
3,076,464	NVIDIA Corp.(a)	573,760,536
66,456	ON Semiconductor Corp.(a)(b)	3,598,592
201,116	QUALCOMM, Inc.(a)	34,400,892
106,600	Teradyne, Inc.(a)	20,633,496
183,356	Texas Instruments, Inc.(a)	31,810,432
		1,007,291,363
	Software — 9.8%
89,414	Adobe, Inc.(a)(b)	31,294,006
25,642	AppLovin Corp., Class A(a)(b)	17,278,092
11,313	Atlassian Corp., Class A(a)(b)	1,834,290
84,383	Cadence Design Systems, Inc.(a)(b)	26,376,438
27,412	CrowdStrike Holdings, Inc., Class A(a)(b)	12,849,649
8,059	Manhattan Associates, Inc.(a)(b)	1,396,705
981,047	Microsoft Corp.(a)	474,453,950
254,413	Oracle Corp.(a)	49,587,638
250,961	Palantir Technologies, Inc., Class A(a)(b)	44,608,318
18,220	Pegasystems, Inc.(a)	1,088,098
204,550	ServiceNow, Inc.(a)(b)	31,335,015
22,602	Workday, Inc., Class A(a)(b)	4,854,458
		696,956,657
	Specialized REITs — 0.3%
138,003	Crown Castle, Inc.(a)	12,264,326
127,880	CubeSmart(a)	4,610,074
49,053	Lamar Advertising Co., Class A(a)	6,209,129
		23,083,529
Shares	Description	Value (†)
	Specialty Retail — 1.6%
20,171	Dick's Sporting Goods, Inc.(a)	$3,993,253
195,258	Home Depot, Inc.(a)	67,188,278
165,081	Lowe's Cos., Inc.(a)	39,810,934
150,845	Valvoline, Inc.(a)(b)	4,383,555
		115,376,020
	Technology Hardware, Storage & Peripherals — 7.5%
1,908,501	Apple, Inc.(a)	518,845,082
52,360	Dell Technologies, Inc., Class C(a)	6,591,077
13,108	Sandisk Corp.(a)(b)	3,111,577
59,332	Super Micro Computer, Inc.(a)(b)	1,736,648
45,693	Western Digital Corp.(a)	7,871,533
		538,155,917
	Textiles, Apparel & Luxury Goods — 0.1%
31,659	Lululemon Athletica, Inc.(a)(b)	6,579,057
	Tobacco — 0.1%
171,375	British American Tobacco PLC, ADR(a)	9,703,253
	Trading Companies & Distributors — 0.1%
10,898	Watsco, Inc.(a)	3,672,081
	Water Utilities — 0.0%
79,687	Essential Utilities, Inc.(a)	3,056,793
	Wireless Telecommunication Services — 0.1%
321,798	Vodafone Group PLC, ADR	4,250,952
	Total Common Stocks (Identified Cost $1,299,455,318)	7,021,590,425
	Total Purchased Options — 0.6% (Identified Cost $69,861,459) (see details below)	40,434,295

Principal Amount
Short-Term Investments — 1.7%
$125,920,895	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $125,935,936 on 1/02/2026 collateralized by $127,904,800 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $128,439,492 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $125,920,895)	125,920,895
	Total Investments — 100.6% (Identified Cost $1,495,237,672)	7,187,945,615
	Other assets less liabilities — (0.6)%	(44,451,555)
	Net Assets — 100.0%	$7,143,494,060
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Gateway Fund (continued)
Purchased Options — 0.6%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 0.6%
S&P 500® Index, Put(b)	2/20/2026	6,000	1,450	$992,597,500	$11,921,901	$1,964,750
S&P 500® Index, Put(b)	2/20/2026	6,150	1,451	993,282,050	8,435,389	2,655,330
S&P 500® Index, Put(b)	2/20/2026	6,200	1,450	992,597,500	10,338,062	2,958,000
S&P 500® Index, Put(b)	3/20/2026	6,200	1,449	991,912,950	8,993,218	6,093,045
S&P 500® Index, Put(b)	3/20/2026	6,300	1,449	991,912,950	11,201,494	7,324,695
S&P 500® Index, Put(b)	3/31/2026	6,300	1,449	991,912,950	8,991,770	8,730,225
S&P 500® Index, Put(b)	4/17/2026	6,300	1,450	992,597,500	9,979,625	10,708,250
Total					$69,861,459	$40,434,295
Written Options — (0.7%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.7%)
S&P 500® Index, Call	1/16/2026	6,800	(1,128)	$(772,172,400)	$(12,783,185)	$(11,612,760)
S&P 500® Index, Call	1/16/2026	7,100	(1,128)	(772,172,400)	(8,097,703)	(191,760)
S&P 500® Index, Call	1/16/2026	7,200	(1,127)	(771,487,850)	(5,966,496)	(50,715)
S&P 500® Index, Call	1/30/2026	7,000	(1,128)	(772,172,400)	(7,258,116)	(4,010,040)
S&P 500® Index, Call	2/20/2026	7,000	(1,127)	(771,487,850)	(9,396,362)	(7,483,280)
S&P 500® Index, Call	2/20/2026	7,100	(1,127)	(771,487,850)	(9,345,941)	(3,899,420)
S&P 500® Index, Call	3/20/2026	7,100	(1,128)	(772,172,400)	(9,020,052)	(8,189,280)
S&P 500® Index, Call	3/31/2026	7,100	(1,128)	(772,172,400)	(11,505,036)	(9,666,960)
S&P 500® Index, Call	3/31/2026	7,200	(1,127)	(771,487,850)	(7,045,091)	(6,057,625)
Total					$(80,417,982)	$(51,161,840)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 2.5%
390	AeroVironment, Inc.(a)	$94,337
4,788	Boeing Co.(a)(b)	1,039,570
950	BWX Technologies, Inc.(b)	164,198
408	Curtiss-Wright Corp.(b)	224,918
7,956	General Electric Co.(b)	2,450,687
1,054	HEICO Corp.(b)	341,064
872	Huntington Ingalls Industries, Inc.(b)	296,541
2,018	Lockheed Martin Corp.(b)	976,046
10,585	RTX Corp.(b)	1,941,289
		7,528,650
	Air Freight & Logistics — 0.3%
4,041	Expeditors International of Washington, Inc.(b)	602,149
3,336	GXO Logistics, Inc.(a)(b)	175,607
		777,756
	Automobile Components — 0.0%
3,371	Gentex Corp.(b)	78,443
	Automobiles — 2.2%
265	Ferrari NV	97,933
14,786	Tesla, Inc.(a)(b)	6,649,560
		6,747,493
	Banks — 3.7%
43,514	Bank of America Corp.(b)	2,393,270
4,456	East West Bancorp, Inc.(b)	500,810
18,818	Fifth Third Bancorp(b)	880,870
6,570	First Horizon Corp.(b)	157,023
791	ICICI Bank Ltd., ADR	23,572
15,997	JPMorgan Chase & Co.(b)	5,154,553
21,813	Wells Fargo & Co.(b)	2,032,972
		11,143,070
	Beverages — 1.1%
1,651	Celsius Holdings, Inc.(a)(b)	75,517
5,077	Coca-Cola Europacific Partners PLC(b)	460,484
4,119	Constellation Brands, Inc., Class A(b)	568,257
15,480	PepsiCo, Inc.(b)	2,221,690
		3,325,948
	Biotechnology — 1.7%
9,699	AbbVie, Inc.(b)	2,216,124
318	Alnylam Pharmaceuticals, Inc.(a)(b)	126,453
3,755	Amgen, Inc.(b)	1,229,049
778	BioMarin Pharmaceutical, Inc.(a)(b)	46,236
771	Exact Sciences Corp.(a)(b)	78,303
948	Ionis Pharmaceuticals, Inc.(a)	74,996
3,534	Moderna, Inc.(a)(b)	104,218
475	United Therapeutics Corp.(a)(b)	231,444
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	981,978
		5,088,801
	Broadline Retail — 4.0%
658	Alibaba Group Holding Ltd., ADR	96,450
51,081	Amazon.com, Inc.(a)(b)	11,790,516
2,019	JD.com, Inc., ADR(b)	57,945
54	MercadoLibre, Inc.(a)	108,770
574	PDD Holdings, Inc., ADR(a)	65,086
		12,118,767
Shares	Description	Value (†)
	Building Products — 0.1%
1,240	Fortune Brands Innovations, Inc.(b)	$62,025
726	Lennox International, Inc.(b)	352,531
		414,556
	Capital Markets — 3.3%
13,575	Bank of New York Mellon Corp.(b)	1,575,922
1,380	BlackRock, Inc.(b)	1,477,069
6,405	Blackstone, Inc.(b)	987,267
3,658	Brookfield Asset Management Ltd., Class A(b)	191,643
15,593	Brookfield Corp.(b)	715,563
14,904	Franklin Resources, Inc.(b)	356,056
3,107	Jefferies Financial Group, Inc.(b)	192,541
6,198	KKR & Co., Inc.(b)	790,121
792	LPL Financial Holdings, Inc.(b)	282,879
11,418	Morgan Stanley(b)	2,027,037
943	MSCI, Inc.(b)	541,027
4,691	Raymond James Financial, Inc.(b)	753,328
		9,890,453
	Chemicals — 0.9%
2,031	Air Products & Chemicals, Inc.(b)	501,698
3,979	Linde PLC(b)	1,696,606
2,920	Nutrien Ltd.(b)	180,222
3,228	RPM International, Inc.(b)	335,712
		2,714,238
	Commercial Services & Supplies — 0.7%
3,931	Waste Connections, Inc.(b)	689,340
5,837	Waste Management, Inc.(b)	1,282,447
		1,971,787
	Communications Equipment — 1.0%
1,513	Ciena Corp.(a)(b)	353,845
29,293	Cisco Systems, Inc.(b)	2,256,440
29,041	Telefonaktiebolaget LM Ericsson, ADR(b)	280,246
		2,890,531
	Construction & Engineering — 0.1%
1,546	AECOM	147,380
291	Sterling Infrastructure, Inc.(a)	89,113
		236,493
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(b)	1,023,030
	Consumer Finance — 0.4%
5,374	Ally Financial, Inc.(b)	243,389
13,254	Synchrony Financial(b)	1,105,781
		1,349,170
	Consumer Staples Distribution & Retail — 1.9%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	143,688
3,041	Costco Wholesale Corp.(b)	2,622,376
2,109	Maplebear, Inc.(a)	94,863
26,234	Walmart, Inc.(b)	2,922,730
		5,783,657
	Containers & Packaging — 0.2%
5,343	Crown Holdings, Inc.(b)	550,169
	Distributors — 0.1%
8,829	LKQ Corp.(b)	266,636
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(b)	180,501
	Diversified Telecommunication Services — 0.5%
58,259	AT&T, Inc.(b)	1,447,154
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Electric Utilities — 1.5%
11,920	Alliant Energy Corp.(b)	$774,919
14,105	American Electric Power Co., Inc.(b)	1,626,448
2,016	Constellation Energy Corp.(b)	712,192
8,776	OGE Energy Corp.(b)	374,735
31,455	PPL Corp.(b)	1,101,554
		4,589,848
	Electrical Equipment — 1.2%
1,012	Acuity, Inc.(b)	364,361
6,342	Emerson Electric Co.(b)	841,710
1,764	GE Vernova, Inc.(b)	1,152,898
1,572	Hubbell, Inc.(b)	698,141
1,104	Nextpower, Inc., Class A(a)(b)	96,169
2,958	nVent Electric PLC(b)	301,627
4,249	Sensata Technologies Holding PLC(b)	141,449
		3,596,355
	Electronic Equipment, Instruments & Components — 0.4%
1,677	Arrow Electronics, Inc.(a)(b)	184,772
2,406	CDW Corp.(b)	327,697
1,358	Coherent Corp.(a)(b)	250,646
197	Fabrinet(a)	89,690
7,429	Flex Ltd.(a)(b)	448,860
		1,301,665
	Energy Equipment & Services — 0.1%
23,076	NOV, Inc.(b)	360,678
	Entertainment — 1.6%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	197,119
24,657	Netflix, Inc.(a)(b)	2,311,840
1,590	Roku, Inc.(a)(b)	172,499
277	Spotify Technology SA(a)	160,857
1,198	TKO Group Holdings, Inc.(b)	250,382
11,164	Walt Disney Co.(b)	1,270,128
16,209	Warner Bros. Discovery, Inc.(a)(b)	467,143
		4,829,968
	Financial Services — 4.1%
10,696	Berkshire Hathaway, Inc., Class B(a)(b)	5,376,344
5,107	Block, Inc.(a)(b)	332,415
5,424	Mastercard, Inc., Class A(b)	3,096,453
10,032	Visa, Inc., Class A(b)	3,518,323
		12,323,535
	Food Products — 0.8%
8,507	Campbell's Co.(b)	237,090
30,870	Conagra Brands, Inc.	534,360
2,045	Ingredion, Inc.(b)	225,482
46,013	Kraft Heinz Co.(b)	1,115,815
2,313	Post Holdings, Inc.(a)(b)	229,102
		2,341,849
	Ground Transportation — 0.9%
3,486	Canadian National Railway Co.(b)	344,591
4,458	Canadian Pacific Kansas City Ltd.(b)	328,242
3,180	J.B. Hunt Transport Services, Inc.(b)	618,001
311	Saia, Inc.(a)(b)	101,548
12,990	Uber Technologies, Inc.(a)(b)	1,061,413
1,248	XPO, Inc.(a)(b)	169,616
		2,623,411
	Health Care Equipment & Supplies — 2.1%
13,184	Abbott Laboratories(b)	1,651,824
4,236	Alcon AG(b)	333,839
Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
6,404	Edwards Lifesciences Corp.(a)(b)	$545,941
1,054	IDEXX Laboratories, Inc.(a)(b)	713,063
2,537	Intuitive Surgical, Inc.(a)(b)	1,436,855
13,681	Medtronic PLC(b)	1,314,197
784	Teleflex, Inc.(b)	95,679
1,661	Zimmer Biomet Holdings, Inc.(b)	149,357
		6,240,755
	Health Care Providers & Services — 0.9%
3,010	Cigna Group(b)	828,442
2,836	Elevance Health, Inc.(b)	994,160
1,977	Labcorp Holdings, Inc.(b)	495,990
1,349	Molina Healthcare, Inc.(a)	234,105
1,148	Tenet Healthcare Corp.(a)(b)	228,131
		2,780,828
	Health Care REITs — 0.3%
11,399	Ventas, Inc.(b)	882,055
	Health Care Technology — 0.1%
1,351	Veeva Systems, Inc., Class A(a)(b)	301,584
	Hotels, Restaurants & Leisure — 1.5%
277	Booking Holdings, Inc.(b)	1,483,426
2,467	DraftKings, Inc., Class A(a)(b)	85,013
4,186	Hilton Worldwide Holdings, Inc.(b)	1,202,429
7,362	MGM Resorts International(a)(b)	268,639
4,673	Restaurant Brands International, Inc.(b)	318,839
8,398	Starbucks Corp.(b)	707,196
1,777	Texas Roadhouse, Inc.(b)	294,982
1,474	Trip.com Group Ltd., ADR(b)	105,995
		4,466,519
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(b)	774,151
3,406	Toll Brothers, Inc.(b)	460,559
		1,234,710
	Household Products — 0.5%
2,026	Church & Dwight Co., Inc.(b)	169,880
6,410	Clorox Co.(b)	646,320
8,203	Kimberly-Clark Corp.(b)	827,601
		1,643,801
	Independent Power & Renewable Electricity Producers — 0.1%
2,512	Vistra Corp.(b)	405,261
	Insurance — 2.1%
5,620	Arch Capital Group Ltd.(a)(b)	539,070
4,569	Cincinnati Financial Corp.(b)	746,209
12,601	Hartford Insurance Group, Inc.(b)	1,736,418
12,515	Manulife Financial Corp.(b)	454,044
226	Markel Group, Inc.(a)(b)	485,821
7,280	Prudential Financial, Inc.(b)	821,766
911	RenaissanceRe Holdings Ltd.(b)	256,137
9,505	W.R. Berkley Corp.(b)	666,491
1,872	Willis Towers Watson PLC(b)	615,139
		6,321,095
	Interactive Media & Services — 8.2%
24,416	Alphabet, Inc., Class A(b)	7,642,208
30,213	Alphabet, Inc., Class C(b)	9,480,839
572	Baidu, Inc., ADR(a)	74,738
11,240	Meta Platforms, Inc., Class A(b)	7,419,412
		24,617,197
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.8%
2,466	Amdocs Ltd.(b)	$198,538
5,987	International Business Machines Corp.(b)	1,773,409
1,283	Shopify, Inc., Class A(a)(b)	206,525
2,043	Twilio, Inc., Class A(a)(b)	290,596
		2,469,068
	Leisure Products — 0.2%
6,969	Brunswick Corp.(b)	517,379
	Life Sciences Tools & Services — 0.9%
13,295	Avantor, Inc.(a)(b)	152,361
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	112,409
487	ICON PLC(a)(b)	88,741
1,145	Illumina, Inc.(a)(b)	150,178
3,154	Thermo Fisher Scientific, Inc.(b)	1,827,585
1,262	Waters Corp.(a)(b)	479,346
		2,810,620
	Machinery — 1.8%
1,549	AGCO Corp.(b)	161,592
3,837	Caterpillar, Inc.(b)	2,198,102
17,215	CNH Industrial NV(b)	158,722
2,064	Cummins, Inc.(b)	1,053,569
2,108	Deere & Co.(b)	981,422
8,812	Otis Worldwide Corp.(b)	769,728
		5,323,135
	Media — 0.2%
2,337	Liberty Broadband Corp., Class C(a)(b)	113,578
5,490	Omnicom Group, Inc.(b)	443,318
		556,896
	Metals & Mining — 0.4%
5,282	Alcoa Corp.(b)	280,685
8,448	Barrick Mining Corp.(b)	367,910
2,026	Rio Tinto PLC, ADR(b)	162,141
2,170	Southern Copper Corp.(b)	311,330
15,961	Vale SA, ADR(b)	207,972
		1,330,038
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
56,955	AGNC Investment Corp.(b)	610,558
	Multi-Utilities — 0.8%
11,208	Ameren Corp.(b)	1,119,231
17,690	CMS Energy Corp.(b)	1,237,062
		2,356,293
	Oil, Gas & Consumable Fuels — 2.4%
3,257	Antero Resources Corp.(a)(b)	112,236
13,496	Canadian Natural Resources Ltd.(b)	456,840
15,568	Cenovus Energy, Inc.(b)	263,410
1,244	Cheniere Energy, Inc.(b)	241,821
13,808	ConocoPhillips(b)	1,292,567
1,440	DT Midstream, Inc.(b)	172,339
3,390	Enbridge, Inc.(b)	162,144
26,432	Exxon Mobil Corp.(b)	3,180,827
2,927	HF Sinclair Corp.(b)	134,876
2,051	Ovintiv, Inc.(b)	80,379
5,430	Suncor Energy, Inc.(b)	240,875
4,223	Targa Resources Corp.(b)	779,143
4,411	TC Energy Corp.(b)	242,649
		7,360,106
Shares	Description	Value (†)
	Passenger Airlines — 0.3%
16,958	American Airlines Group, Inc.(a)(b)	$259,966
8,680	Delta Air Lines, Inc.(b)	602,392
		862,358
	Personal Care Products — 0.1%
6,675	BellRing Brands, Inc.(a)(b)	178,423
	Pharmaceuticals — 3.3%
2,911	AstraZeneca PLC, ADR(b)	267,608
4,265	Eli Lilly & Co.(b)	4,583,510
408	Jazz Pharmaceuticals PLC(a)(b)	69,360
14,232	Johnson & Johnson(b)	2,945,312
15,345	Merck & Co., Inc.(b)	1,615,215
2,284	Novartis AG, ADR(b)	314,895
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	212,291
		10,008,191
	Professional Services — 0.5%
1,430	Booz Allen Hamilton Holding Corp.(b)	120,635
2,016	Leidos Holdings, Inc.(b)	363,686
1,650	SS&C Technologies Holdings, Inc.(b)	144,243
1,196	TransUnion(b)	102,557
2,855	Verisk Analytics, Inc.(b)	638,635
		1,369,756
	Real Estate Management & Development — 0.1%
591	Jones Lang LaSalle, Inc.(a)(b)	198,854
	Residential REITs — 0.1%
10,536	Invitation Homes, Inc.(b)	292,795
1,357	Sun Communities, Inc.(b)	168,146
		460,941
	Retail REITs — 0.3%
567	NNN REIT, Inc.(b)	22,470
17,249	Realty Income Corp.(b)	972,326
		994,796
	Semiconductors & Semiconductor Equipment — 14.0%
9,251	Advanced Micro Devices, Inc.(a)(b)	1,981,194
4,329	Amkor Technology, Inc.(b)	170,909
6,159	Applied Materials, Inc.(b)	1,582,801
418	ASML Holding NV(b)	447,201
24,773	Broadcom, Inc.(b)	8,573,935
2,535	Entegris, Inc.(b)	213,574
1,309	Lattice Semiconductor Corp.(a)(b)	96,316
2,258	Marvell Technology, Inc.(b)	191,885
6,578	Micron Technology, Inc.(b)	1,877,427
125,351	NVIDIA Corp.(b)	23,377,962
9,253	QUALCOMM, Inc.(b)	1,582,726
1,941	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b)	589,851
7,854	Texas Instruments, Inc.(b)	1,362,590
		42,048,371
	Software — 10.3%
3,261	Adobe, Inc.(a)(b)	1,141,318
1,465	AppLovin Corp., Class A(a)	987,146
583	Atlassian Corp., Class A(a)(b)	94,528
1,268	Check Point Software Technologies Ltd.(a)(b)	235,290
2,192	Docusign, Inc.(a)(b)	149,933
6,842	Fortinet, Inc.(a)(b)	543,323
1,958	Intuit, Inc.(b)	1,297,018
966	Manhattan Associates, Inc.(a)(b)	167,418
38,537	Microsoft Corp.(b)	18,637,264
2,222	Nutanix, Inc., Class A(a)(b)	114,855
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2025
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Software — continued
9,145	Oracle Corp.(b)	$1,782,452
12,283	Palantir Technologies, Inc., Class A(a)(b)	2,183,303
6,421	Salesforce, Inc.(b)	1,700,987
1,396	SAP SE, ADR(b)	339,102
8,675	ServiceNow, Inc.(a)(b)	1,328,923
3,530	Zoom Communications, Inc.(a)(b)	304,604
750	Zscaler, Inc.(a)(b)	168,690
		31,176,154
	Specialized REITs — 0.5%
10,792	CubeSmart(b)	389,051
8,822	Gaming & Leisure Properties, Inc.(b)	394,255
3,569	SBA Communications Corp.(b)	690,352
		1,473,658
	Specialty Retail — 1.4%
626	Burlington Stores, Inc.(a)(b)	180,820
933	Dick's Sporting Goods, Inc.(b)	184,706
424	Five Below, Inc.(a)	79,865
6,277	Gap, Inc.(b)	160,691
6,871	Home Depot, Inc.(b)	2,364,311
4,692	Lowe's Cos., Inc.(b)	1,131,523
1,409	Williams-Sonoma, Inc.(b)	251,633
		4,353,549
	Technology Hardware, Storage & Peripherals — 7.2%
76,816	Apple, Inc.(b)	20,883,198
3,341	Dell Technologies, Inc., Class C(b)	420,565
4,588	Pure Storage, Inc., Class A(a)(b)	307,442
4,642	Super Micro Computer, Inc.(a)(b)	135,871
		21,747,076
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR(b)	621,405
Shares	Description	Value (†)
	Trading Companies & Distributors — 0.2%
1,842	Ferguson Enterprises, Inc.(b)	$410,084
304	Watsco, Inc.	102,433
		512,517
	Water Utilities — 0.1%
7,929	Essential Utilities, Inc.(b)	304,156
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(b)	243,348
22,530	Vodafone Group PLC, ADR(b)	297,621
		540,969
	Total Common Stocks (Identified Cost $139,613,832)	296,573,684

Principal Amount
Short-Term Investments — 2.5%
$7,443,958	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $7,444,847 on 1/02/2026 collateralized by $7,561,300 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $7,592,970 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,443,958)	7,443,958
	Total Investments — 100.9% (Identified Cost $147,057,790)	304,017,642
	Other assets less liabilities — (0.9)%	(2,716,453)
	Net Assets — 100.0%	$301,301,189
Written Options — (1.0%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.0%)
S&P 500® Index, Call	1/16/2026	6,800	(48)	$(32,858,400)	$(549,312)	$(494,160)
S&P 500® Index, Call	1/16/2026	7,200	(47)	(32,173,850)	(243,599)	(2,115)
S&P 500® Index, Call	1/30/2026	6,900	(47)	(32,173,850)	(479,725)	(370,830)
S&P 500® Index, Call	1/30/2026	7,000	(48)	(32,858,400)	(307,110)	(170,640)
S&P 500® Index, Call	2/20/2026	6,900	(48)	(32,858,400)	(486,118)	(558,000)
S&P 500® Index, Call	2/20/2026	7,000	(95)	(65,032,250)	(811,950)	(638,875)
S&P 500® Index, Call	3/20/2026	7,100	(48)	(32,858,400)	(399,279)	(345,120)
S&P 500® Index, Call	3/31/2026	7,100	(48)	(32,858,400)	(489,255)	(411,360)
Total					$(3,766,348)	$(2,991,100)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2025
Mirova Global Megatrends Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Belgium — 1.4%
92,753	KBC Group NV	$12,079,775
	Canada — 4.5%
130,450	Canadian Pacific Kansas City Ltd.	9,605,033
175,708	Shopify, Inc., Class A(a)	28,283,717
		37,888,750
	Denmark — 1.1%
334,938	Vestas Wind Systems AS	9,059,134
	France — 4.1%
56,185	Air Liquide SA	10,560,190
324,862	Credit Agricole SA	6,688,214
56,355	EssilorLuxottica SA	17,819,328
		35,067,732
	Germany — 3.0%
61,504	SAP SE	14,943,536
126,730	Symrise AG	10,267,857
		25,211,393
	Japan — 2.3%
516,566	Sekisui House Ltd.	11,526,260
543,544	Terumo Corp.	7,900,507
		19,426,767
	Netherlands — 4.1%
10,882	Adyen NV(a)	17,548,035
16,191	ASML Holding NV	17,446,129
		34,994,164
	Spain — 4.0%
1,554,311	Iberdrola SA	33,656,102
	Taiwan — 4.3%
118,534	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,021,297
	United Kingdom — 4.7%
94,730	AstraZeneca PLC	17,530,666
2,689,779	Legal & General Group PLC	9,466,935
155,819	RELX PLC	6,277,451
104,850	Unilever PLC	6,860,298
		40,135,350
	United States — 64.9%
43,916	Accenture PLC, Class A	11,782,663
41,739	Advanced Drainage Systems, Inc.	6,045,059
70,054	AGCO Corp.	7,308,033
48,541	American Water Works Co., Inc.	6,334,601
176,435	Ball Corp.	9,345,762
85,866	Boston Scientific Corp.(a)	8,187,323
57,602	Broadcom, Inc.	19,936,052
66,089	Danaher Corp.	15,129,094
196,131	eBay, Inc.	17,083,010
87,428	Ecolab, Inc.	22,951,599
172,506	Edwards Lifesciences Corp.(a)	14,706,136
23,232	Eli Lilly & Co.	24,966,966
52,514	First Solar, Inc.(a)	13,718,232
29,100	Hubbell, Inc.	12,923,601
34,157	Intuitive Surgical, Inc.(a)	19,345,159
60,745	Lowe's Cos., Inc.	14,649,264
62,229	Mastercard, Inc., Class A	35,525,292
100,988	Microsoft Corp.	48,839,817
Shares	Description	Value (†)
	United States — continued
239,574	NextEra Energy, Inc.	$19,233,001
325,141	NVIDIA Corp.	60,638,796
102,126	Palo Alto Networks, Inc.(a)	18,811,609
12,117	Roper Technologies, Inc.	5,393,640
38,624	Salesforce, Inc.	10,231,884
164,858	Smurfit WestRock PLC	6,324,232
40,429	Thermo Fisher Scientific, Inc.	23,426,584
156,285	TJX Cos., Inc.	24,006,939
63,039	Veralto Corp.	6,290,031
48,349	Vertiv Holdings Co., Class A	7,833,021
48,034	Visa, Inc., Class A	16,846,004
87,545	Waste Management, Inc.	19,234,512
26,886	Watts Water Technologies, Inc., Class A	7,421,074
113,165	Xylem, Inc.	15,410,810
		549,879,800
	Total Common Stocks (Identified Cost $596,353,645)	833,420,264

Principal Amount
Short-Term Investments — 1.0%
$8,599,958	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $8,600,985 on 1/02/2026 collateralized by $8,735,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $8,772,067 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,599,958)	8,599,958
	Total Investments — 99.4% (Identified Cost $604,953,603)	842,020,222
	Other assets less liabilities — 0.6%	5,376,488
	Net Assets — 100.0%	$847,396,710

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at December 31, 2025
United States Dollar	74.0%
Euro	17.4
British Pound	4.6
Japanese Yen	2.3
Danish Krone	1.1
Total Investments	99.4
Other assets less liabilities	0.6
Net Assets	100.0%
See accompanying notes to financial statements.
9 |

Statements of Assets and Liabilities
December 31, 2025

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund
ASSETS
Investments at cost	$1,495,237,672	$147,057,790	$604,953,603
Net unrealized appreciation	5,692,707,943	156,959,852	237,066,619
Investments at value	7,187,945,615	304,017,642	842,020,222
Cash	—	4,105	—
Foreign currency at value (identified cost $0, $0 and $4,486,925, respectively)	—	—	4,525,996
Receivable for Fund shares sold	6,994,594	6,672,212	1,101,290
Receivable for securities sold	16,843,828	857,991	—
Dividends and interest receivable	2,299,471	181,442	220,206
Tax reclaims receivable	—	—	923,662
Prepaid expenses	832	832	832
TOTAL ASSETS	7,214,084,340	311,734,224	848,792,208
LIABILITIES
Options written, at value (premiums received $80,417,982, $3,766,348 and $0, respectively) (Note 2)	51,161,840	2,991,100	—
Payable for securities purchased	10,018,168	7,094,285	—
Payable for Fund shares redeemed	3,828,598	27,070	600,969
Management fees payable (Note 6)	3,468,826	144,481	542,453
Deferred Trustees’ fees (Note 6)	1,431,712	74,809	81,821
Administrative fees payable (Note 6)	256,129	10,533	30,209
Payable to distributor (Note 6d)	56,026	2,528	9,631
Audit and tax services fees payable	54,979	53,665	44,526
Other accounts payable and accrued expenses	314,002	34,564	85,889
TOTAL LIABILITIES	70,590,280	10,433,035	1,395,498
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,143,494,060	$301,301,189	$847,396,710
NET ASSETS CONSIST OF:
Paid-in capital	$2,280,972,374	$169,817,731	$603,942,356
Accumulated earnings	4,862,521,686	131,483,458	243,454,354
NET ASSETS	$7,143,494,060	$301,301,189	$847,396,710
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$683,058,411	$3,442,922	$36,418,625
Shares of beneficial interest	13,370,584	154,153	1,664,608
Net asset value and redemption price per share	$51.09	$22.33	$21.88
Offering price per share (100/94.25 of net asset value) (Note 1)	$54.21	$23.69	$23.21
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$40,592,628	$821,078	$6,807,072
Shares of beneficial interest	809,146	37,387	333,952
Net asset value and offering price per share	$50.17	$21.96	$20.38
Class N shares:
Net assets	$484,161,507	$207,892	$139,265,250
Shares of beneficial interest	9,485,966	9,325	6,301,092
Net asset value, offering and redemption price per share	$51.04	$22.29	$22.10
Class Y shares:
Net assets	$5,935,681,514	$296,829,297	$664,905,763
Shares of beneficial interest	116,313,608	13,304,418	30,081,657
Net asset value, offering and redemption price per share	$51.03	$22.31	$22.10

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 10

Statements of Operations
For the Year Ended December 31, 2025

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Megatrends Fund
INVESTMENT INCOME
Dividends	$81,668,400	$3,277,022	$10,240,083
Non-cash dividends (Note 2b)	—	—	1,340,664
Interest	2,932,273	143,411	245,051
Less net foreign taxes withheld	(46,919)	(23,086)	(199,954)
	84,553,754	3,397,347	11,625,844
Expenses
Management fees (Note 6)	40,078,439	1,551,355	7,196,903
Service and distribution fees (Note 6)	2,089,004	17,706	169,275
Administrative fees (Note 6)	2,927,204	114,541	385,588
Trustees' fees and expenses (Note 6)	356,014	33,166	54,470
Transfer agent fees and expenses (Notes 6, 7 and 8)	4,860,499	184,199	787,239
Audit and tax services fees	60,136	58,761	49,221
Custodian fees and expenses	186,894	27,177	40,008
Legal fees	292,215	11,402	40,488
Registration fees	122,046	80,223	78,545
Shareholder reporting expenses	284,493	36,539	74,398
Miscellaneous expenses	190,232	47,102	118,555
Total expenses	51,447,176	2,162,171	8,994,690
Less waiver and/or expense reimbursement (Note 6)	(1,711,737)	(322,178)	(395,075)
Less expense offset (Note 8)	(110,549)	(3,605)	(3,627)
Net expenses	49,624,890	1,836,388	8,595,988
Net investment income	34,928,864	1,560,959	3,029,856
Net realized and unrealized gain (loss) on Investments, Options written and Foreign currency transactions
Net realized gain (loss) on:
Investments	301,725,408	5,219,378	37,881,769
Options written	(245,308,942)	(10,722,026)	—
Foreign currency transactions (Note 2c)	290	121	357,145
Net change in unrealized appreciation (depreciation) on:
Investments	621,120,724	39,282,610	87,767,908
Options written	(9,961,787)	(773,309)	—
Foreign currency translations (Note 2c)	(36)	36	222,802
Net realized and unrealized gain on Investments, Options written and Foreign currency transactions	667,575,657	33,006,810	126,229,624
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$702,504,521	$34,567,769	$129,259,480
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$34,928,864	$42,515,315	$1,560,959	$2,294,844
Net realized gain (loss) on investments, written options and foreign currency transactions	56,416,756	135,177,142	(5,502,527)	223,018
Net change in unrealized appreciation on investments, written options and foreign currency translations	611,158,901	759,933,774	38,509,337	47,479,027
Net increase in net assets resulting from operations	702,504,521	937,626,231	34,567,769	49,996,889
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,998,183)	(3,097,530)	(12,610)	(14,193)
Class C	(2,867)	(11,785)	—	(120)
Class N	(2,747,556)	(3,016,146)	(1,934)	(2,378)
Class Y	(30,585,317)	(37,271,753)	(1,669,586)	(2,311,948)
Total distributions	(35,333,923)	(43,397,214)	(1,684,130)	(2,328,639)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(326,191,782)	(544,007,895)	20,489,205	(70,230,561)
Net increase (decrease) in net assets	340,978,816	350,221,122	53,372,844	(22,562,311)
NET ASSETS
Beginning of the year	6,802,515,244	6,452,294,122	247,928,345	270,490,656
End of the year	$7,143,494,060	$6,802,515,244	$301,301,189	$247,928,345
See accompanying notes to financial statements.
| 12

Statements of Changes in Net Assets (continued)

	Mirova Global Megatrends Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,029,856	$3,348,019
Net realized gain on investments and foreign currency transactions	38,238,914	66,659,716
Net change in unrealized appreciation on investments and foreign currency translations	87,990,710	67,698,444
Net increase in net assets resulting from operations	129,259,480	137,706,179
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,537,476)	(620,763)
Class C	(355,120)	(168,351)
Class N	(8,261,798)	(5,830,968)
Class Y	(29,367,539)	(12,713,565)
Total distributions	(39,521,933)	(19,333,647)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(216,442,570)	(177,986,825)
Net decrease in net assets	(126,705,023)	(59,614,293)
NET ASSETS
Beginning of the year	974,101,733	1,033,716,026
End of the year	$847,396,710	$974,101,733
See accompanying notes to financial statements.
13 |

Financial Highlights
For a share outstanding throughout each period.

	Gateway Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$46.31	$40.42	$35.57	$40.70	$36.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.19	0.27	0.22	0.18
Net realized and unrealized gain (loss)	4.78	5.89	4.85	(5.13)	3.93
Total from Investment Operations	4.92	6.08	5.12	(4.91)	4.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.19)	(0.27)	(0.22)	(0.17)
Net asset value, end of the period	$51.09	$46.31	$40.42	$35.57	$40.70
Total return(b)(c)	10.59%	15.08%	14.43%	(12.06)%	11.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$683,058	$688,801	$778,973	$869,122	$1,073,713
Net expenses(d)	0.94%(e)	0.94%(f)	0.94%(f)	0.93%(g)	0.94%(g)
Gross expenses	0.97%(e)	0.98%(f)	0.98%(f)	0.96%(g)	0.98%(g)
Net investment income	0.30%	0.44%	0.71%	0.60%	0.46%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of less than 0.01%.
(g)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$45.70	$40.02	$35.26	$40.41	$36.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.22)	(0.14)	(0.02)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	4.69	5.83	4.80	(5.09)	3.92
Total from Investment Operations	4.47	5.69	4.78	(5.15)	3.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.01)	(0.02)	—	—
Net asset value, end of the period	$50.17	$45.70	$40.02	$35.26	$40.41
Total return(c)(d)	9.72%	14.22%	13.56%	(12.74)%	10.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$40,593	$50,388	$61,730	$77,355	$114,019
Net expenses(e)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.73%	1.73%	1.73%	1.71%	1.73%
Net investment loss	(0.46)%	(0.32)%	(0.06)%	(0.17)%	(0.30)%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$46.27	$40.39	$35.55	$40.68	$36.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.32	0.39	0.33	0.29
Net realized and unrealized gain (loss)	4.77	5.88	4.83	(5.13)	3.94
Total from Investment Operations	5.05	6.20	5.22	(4.80)	4.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.32)	(0.38)	(0.33)	(0.29)
Net asset value, end of the period	$51.04	$46.27	$40.39	$35.55	$40.68
Total return	10.89%	15.40%(b)	14.75%(b)	(11.80)%	11.57%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$484,162	$416,799	$540,446	$378,377	$504,299
Net expenses	0.65%	0.65%(c)	0.65%(c)	0.65%	0.65%(c)
Gross expenses	0.65%	0.66%	0.66%	0.65%	0.67%
Net investment income	0.59%	0.74%	1.00%	0.88%	0.74%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$46.27	$40.38	$35.54	$40.67	$36.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.29	0.36	0.31	0.27
Net realized and unrealized gain (loss)	4.76	5.90	4.84	(5.13)	3.94
Total from Investment Operations	5.02	6.19	5.20	(4.82)	4.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.30)	(0.36)	(0.31)	(0.27)
Net asset value, end of the period	$51.03	$46.27	$40.38	$35.54	$40.67
Total return(b)	10.84%	15.37%	14.70%	(11.85)%	11.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,935,682	$5,646,527	$5,071,145	$5,013,186	$6,492,511
Net expenses(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.73%	0.73%	0.73%	0.71%	0.73%
Net investment income	0.54%	0.67%	0.94%	0.83%	0.70%
Portfolio turnover rate	17%	12%	18%	16%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.86	$17.01	$14.60	$16.66	$14.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.10	0.12	0.10	0.07
Net realized and unrealized gain (loss)	2.48	2.85	2.41	(2.06)	2.62
Total from Investment Operations	2.55	2.95	2.53	(1.96)	2.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	(0.12)	(0.10)	(0.06)
Net asset value, end of the period	$22.33	$19.86	$17.01	$14.60	$16.66
Total return(b)(c)	12.91%	17.38%	17.35%	(11.77)%	19.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,443	$3,090	$2,073	$1,617	$2,613
Net expenses(d)	0.93%	0.93%	0.93%	0.93%	1.03%(e)(f)
Gross expenses	1.05%	1.07%	1.09%	1.16%	1.20%
Net investment income	0.34%	0.52%	0.78%	0.66%	0.43%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(f)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.60	$16.83	$14.46	$16.52	$13.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)	(0.04)	0.00 (b)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	2.44	2.81	2.38	(2.04)	2.61
Total from Investment Operations	2.36	2.77	2.38	(2.05)	2.56
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(b)	(0.01)	(0.01)	(0.00)(b)
Net asset value, end of the period	$21.96	$19.60	$16.83	$14.46	$16.52
Total return(c)(d)	12.09%	16.47%	16.44%	(12.36)%	18.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$821	$1,053	$1,130	$944	$814
Net expenses(e)	1.68%	1.68%	1.68%	1.68%	1.79%(f)(g)
Gross expenses	1.80%	1.82%	1.84%	1.91%	1.96%
Net investment income (loss)	(0.40)%	(0.23)%	0.03%	(0.06)%	(0.33)%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.82	$16.98	$14.57	$16.63	$14.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.15	0.17	0.14	0.11
Net realized and unrealized gain (loss)	2.48	2.85	2.40	(2.05)	2.61
Total from Investment Operations	2.61	3.00	2.57	(1.91)	2.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.16)	(0.16)	(0.15)	(0.10)
Net asset value, end of the period	$22.29	$19.82	$16.98	$14.57	$16.63
Total return(b)	13.27%	17.69%	17.74%	(11.51)%	19.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$208	$309	$255	$219	$437
Net expenses(c)	0.63%	0.63%	0.63%	0.63%	0.77%(d)
Gross expenses	1.07%	1.05%	1.28%	1.23%	1.08%
Net investment income	0.63%	0.82%	1.08%	0.95%	0.70%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.84	$16.99	$14.59	$16.65	$14.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.14	0.17	0.14	0.10
Net realized and unrealized gain (loss)	2.48	2.86	2.39	(2.06)	2.63
Total from Investment Operations	2.60	3.00	2.56	(1.92)	2.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.15)	(0.16)	(0.14)	(0.10)
Net asset value, end of the period	$22.31	$19.84	$16.99	$14.59	$16.65
Total return(b)	13.20%	17.68%	17.59%	(11.48)%	19.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$296,829	$243,477	$267,033	$136,629	$102,004
Net expenses(c)	0.68%	0.68%	0.68%	0.68%	0.78%(d)(e)
Gross expenses	0.80%	0.82%	0.84%	0.91%	0.95%
Net investment income	0.59%	0.76%	1.04%	0.95%	0.67%
Portfolio turnover rate	18%	19%	32%	11%	5%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(e)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.89	$17.94	$15.22	$20.53	$19.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.01	0.06	0.08	(0.01)
Net realized and unrealized gain (loss)	2.90	2.30	2.73	(4.62)	3.45
Total from Investment Operations	2.92	2.31	2.79	(4.54)	3.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.03)	(0.07)	(0.07)	(0.00)(b)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.93)	(0.36)	(0.07)	(0.77)	(2.48)
Net asset value, end of the period	$21.88	$19.89	$17.94	$15.22	$20.53
Total return(c)(d)	15.00%	12.83%	18.32%	(22.56)%	17.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$36,419	$35,416	$30,525	$29,013	$43,117
Net expenses(e)	1.20%	1.20%	1.20%	1.20%(f)	1.21%(g)
Gross expenses	1.26%	1.24%	1.24%	1.26%(f)	1.24%(g)
Net investment income (loss)	0.09%	0.05%	0.37%	0.51%	(0.03)%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$18.70	$16.99	$14.48	$19.62	$18.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.13)	(0.06)	(0.04)	(0.16)
Net realized and unrealized gain (loss)	2.70	2.18	2.58	(4.40)	3.31
Total from Investment Operations	2.58	2.05	2.52	(4.44)	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)	—	(0.00)(b)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.90)	(0.34)	(0.01)	(0.70)	(2.48)
Net asset value, end of the period	$20.38	$18.70	$16.99	$14.48	$19.62
Total return(c)(d)	14.17%	11.99%	17.41%	(23.11)%	16.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$6,807	$9,305	$10,786	$11,441	$17,248
Net expenses(e)	1.95%	1.95%	1.95%	1.95%(f)	1.96%(g)
Gross expenses	2.01%	1.99%	1.99%	2.01%(f)	1.99%(g)
Net investment loss	(0.64)%	(0.70)%	(0.38)%	(0.23)%	(0.79)%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.08	$18.11	$15.36	$20.72	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.07	0.11	0.13	0.05
Net realized and unrealized gain (loss)	2.93	2.32	2.76	(4.67)	3.49
Total from Investment Operations	3.02	2.39	2.87	(4.54)	3.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.09)	(0.12)	(0.12)	(0.05)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(1.00)	(0.42)	(0.12)	(0.82)	(2.53)
Net asset value, end of the period	$22.10	$20.08	$18.11	$15.36	$20.72
Total return	15.38%(b)	13.15%	18.70%	(22.32)%	18.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$139,265	$285,343	$239,009	$189,957	$219,679
Net expenses	0.89%(c)	0.89%	0.89%	0.90%(d)	0.91%(e)(f)
Gross expenses	0.90%	0.89%	0.89%	0.90%(d)	0.91%(e)(f)
Net investment income	0.44%	0.36%	0.64%	0.81%	0.24%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(f)	Includes fee/expense recovery of 0.01%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Megatrends Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.08	$18.11	$15.36	$20.71	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.07	0.11	0.12	0.05
Net realized and unrealized gain (loss)	2.93	2.31	2.75	(4.66)	3.46
Total from Investment Operations	3.00	2.38	2.86	(4.54)	3.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.08)	(0.11)	(0.11)	(0.03)
Net realized capital gains	(0.90)	(0.33)	—	(0.70)	(2.48)
Total Distributions	(0.98)	(0.41)	(0.11)	(0.81)	(2.51)
Net asset value, end of the period	$22.10	$20.08	$18.11	$15.36	$20.71
Total return(b)	15.32%	13.06%	18.63%	(22.33)%	18.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$664,906	$644,038	$753,396	$637,021	$840,638
Net expenses(c)	0.95%	0.95%	0.95%	0.95%(d)	0.96%(e)
Gross expenses	1.01%	0.99%	0.99%	1.01%(d)	0.99%(e)
Net investment income	0.33%	0.32%	0.63%	0.76%	0.22%
Portfolio turnover rate	21%	18%	23%	23%	40%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
See accompanying notes to financial statements.
25 |

Notes to Financial Statements
December 31, 2025
1.Organization. Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Gateway Trust:
Gateway Fund
Gateway Equity Call Premium Fund
Natixis Funds Trust I:
Mirova Global Megatrends Fund (formerly Mirova Global Sustainable Equity Fund) (“Global Megatrends Fund”)

Effective May 1, 2025, the Board of Trustees approved a change in the name of Global Megatrends Fund. The Fund's investment goal and principal investment strategies did not change as a result of the name change.
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing
| 26

Notes to Financial Statements (continued)
December 31, 2025
bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Option Contracts. Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.
27 |

Notes to Financial Statements (continued)
December 31, 2025
When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as redemptions in-kind, passive foreign investment company adjustments, capital gain distribution received, return of capital distributions received, corporate actions, distributions in excess of income and/or capital gain and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, passive foreign investment company adjustments, capital gain distribution received, corporate actions, options contract mark-to-market, deferral of EU reclaim and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
| 28

Notes to Financial Statements (continued)
December 31, 2025
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$35,333,923	$ —	$35,333,923	$43,397,214	$ —	$43,397,214
Gateway Equity Call Premium Fund	1,684,130	—	1,684,130	2,328,639	—	2,328,639
Global Megatrends Fund	3,123,117	36,398,816	39,521,933	3,727,590	15,606,057	19,333,647
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund
Undistributed ordinary income	$452,049	$ —	$ —
Undistributed long-term capital gains	—	—	9,723,190
Total undistributed earnings	452,049	—	9,723,190
Capital loss carryforward:
Short-term:
No expiration date	(859,986,661)	(20,789,531)	—
Long-term:
No expiration date	—	(4,568,795)	—
Total capital loss carryforward	(859,986,661)	(25,358,326)	—
Late-year ordinary and post-October capital loss deferrals*	—	—	(85,860)
Unrealized appreciation	5,723,488,010	156,916,593	233,898,845
Total accumulated earnings	$4,863,953,398	$131,558,267	$243,536,175

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Megatrends Fund is deferring foreign currency losses.

As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Megatrends Fund
Federal tax cost	$1,493,884,766	$147,101,064	$608,214,084
Gross tax appreciation	$5,757,502,456	$158,178,873	$253,009,409
Gross tax depreciation	(34,014,443)	(1,262,295)	(19,203,271)
Net tax appreciation	$5,723,488,013	$156,916,578	$233,806,138
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in
29 |

Notes to Financial Statements (continued)
December 31, 2025
the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
Gateway Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,021,590,425	$ —	$ —	$7,021,590,425
Purchased Options(a)	40,434,295	—	—	40,434,295
Short-Term Investments	—	125,920,895	—	125,920,895
Total	$7,062,024,720	$125,920,895	$ —	$7,187,945,615

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(51,161,840)	$ —	$ —	$(51,161,840)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 30

Notes to Financial Statements (continued)
December 31, 2025

Gateway Equity Call Premium Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$296,573,684	$ —	$ —	$296,573,684
Short-Term Investments	—	7,443,958	—	7,443,958
Total Investments	$296,573,684	$7,443,958	$—	$304,017,642

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(2,991,100)	$ —	$ —	$(2,991,100)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Megatrends Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$12,079,775	$ —	$12,079,775
Denmark	—	9,059,134	—	9,059,134
France	—	35,067,732	—	35,067,732
Germany	—	25,211,393	—	25,211,393
Japan	—	19,426,767	—	19,426,767
Netherlands	—	34,994,164	—	34,994,164
Spain	—	33,656,102	—	33,656,102
United Kingdom	—	40,135,350	—	40,135,350
United States	543,555,568	6,324,232	—	549,879,800
All Other Common Stocks(a)	73,910,047	—	—	73,910,047
Total Common Stocks	617,465,615	215,954,649	—	833,420,264
Short-Term Investments	—	8,599,958	—	8,599,958
Total Investments	$617,465,615	$224,554,607	$—	$842,020,222

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options and purchased index put options.
Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund's volatility, provide a steady cash flow and be an important source of a Fund's return, although it also may reduce a Fund's ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the year ended December 31, 2025, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.
31 |

Notes to Financial Statements (continued)
December 31, 2025
The following is a summary of derivative instruments for Gateway Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$40,434,295

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(51,161,840)

1	Represents purchased options, at value.
Transactions in derivative instruments for Gateway Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Options written
Equity contracts	$(96,222,865)	$(245,308,942)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Options written
Equity contracts	$(30,247,787)	$(9,961,787)

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of December 31, 2025, as reflected within the Statements of Assets and Liabilities:
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(2,991,100)
Transactions in derivative instruments for Gateway Equity Call Premium Fund during the year ended December 31, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Options written
Equity contracts	$(10,722,026)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(773,309)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended December 31, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Options purchased	Options written
Gateway Fund	$6,415,859,075	$6,704,956,958
Gateway Equity Call Premium Fund	—	264,197,925
| 32

Notes to Financial Statements (continued)
December 31, 2025
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding short-term investments and option contracts) were as follows:
Fund	Purchases	Sales
Gateway Fund	$1,124,888,519	$1,813,241,510
Gateway Equity Call Premium Fund	57,593,506	49,321,856
Global Megatrends Fund	189,064,333	436,813,674
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%
Mirova US LLC ("Mirova US") serves as investment adviser to Global Megatrends Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds' Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Megatrends Fund	1.20%	1.95%	0.90%	0.95%
Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
33 |

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Fund	$40,078,439	$1,644,870	$38,433,569	0.59%	0.56%
Gateway Equity Call Premium Fund	1,551,355	321,187	1,230,168	0.58%	0.46%
Global Megatrends Fund	7,196,903	—	7,196,903	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
For the year ended December 31, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$66,867	$ —	$ —	$ —	$66,867
Global Megatrends Fund	19,904	4,727	—	365,670	390,301

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,642,443	$111,640	$334,921
Gateway Equity Call Premium Fund	8,433	2,318	6,955
Global Megatrends Fund	87,395	20,470	61,410
For the year ended December 31, 2025, Natixis Distribution refunded Gateway Fund $29,231 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 34

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Gateway Fund	$2,927,204
Gateway Equity Call Premium Fund	114,541
Global Megatrends Fund	385,588
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Gateway Fund	$4,435,817
Gateway Equity Call Premium Fund	166,909
Global Megatrends Fund	755,779
As of December 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$56,026
Gateway Equity Call Premium Fund	2,528
Global Megatrends Fund	9,631
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2025 were as follows:
Fund	Commissions
Gateway Fund	$18,317
Gateway Equity Call Premium Fund	2,065
Global Megatrends Fund	9,150
f.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and
35 |

Notes to Financial Statements (continued)
December 31, 2025
Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund and Global Megatrends Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2026, and is not subject to recovery under the expense limitation agreement described above.
For the year ended December 31, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$991
Global Megatrends Fund	4,774
7.Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2025, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$496,696	$33,144	$8,137	$4,211,973
Gateway Equity Call Premium Fund	2,247	611	991	176,745
Global Megatrends Fund	39,665	9,344	4,774	729,829
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9. Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant
| 36

Notes to Financial Statements (continued)
December 31, 2025
ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of December 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Gateway Fund	1	5.45%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,306,070	$62,755,078	1,576,696	$69,548,416
Issued in connection with the reinvestment of distributions	34,159	1,628,725	58,419	2,564,238
Redeemed	(2,841,837)	(135,605,535)	(6,035,730)	(257,747,798)
Net change	(1,501,608)	$(71,221,732)	(4,400,615)	$(185,635,144)
Class C
Issued from the sale of shares	87,641	$4,110,241	84,400	$3,632,622
Issued in connection with the reinvestment of distributions	56	2,516	256	10,729
Redeemed	(381,210)	(17,946,398)	(524,576)	(22,608,523)
Net change	(293,513)	$(13,833,641)	(439,920)	$(18,965,172)
Class N
Issued from the sale of shares	3,212,011	$151,954,274	3,763,104	$162,450,789
Issued in connection with the reinvestment of distributions	33,019	1,585,133	35,943	1,589,641
Redeemed	(2,766,309)	(127,438,525)	(8,173,779)	(353,071,886)
Net change	478,721	$26,100,882	(4,374,732)	$(189,031,456)
Class Y
Issued from the sale of shares	15,313,307	$730,541,888	17,211,063	$750,512,214
Issued in connection with the reinvestment of distributions	498,139	23,939,413	674,270	29,766,158
Redeemed	(21,540,549)	(1,021,718,592)	(21,428,839)	(930,654,495)
Net change	(5,729,103)	$(267,237,291)	(3,543,506)	$(150,376,123)
Decrease from capital share transactions	(7,045,503)	$(326,191,782)	(12,758,773)	$(544,007,895)
37 |

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	44,927	$916,680	103,516	$1,916,169
Issued in connection with the reinvestment of distributions	493	10,215	617	11,678
Redeemed	(46,859)	(958,438)	(70,400)	(1,300,429)
Net change	(1,439)	$(31,543)	33,733	$627,418
Class C
Issued from the sale of shares	4,783	$95,695	193	$3,831
Issued in connection with the reinvestment of distributions	—	—	7	120
Redeemed	(21,094)	(419,347)	(13,640)	(262,536)
Net change	(16,311)	$(323,652)	(13,440)	$(258,585)
Class N
Issued from the sale of shares	852	$17,856	1,017	$19,102
Issued in connection with the reinvestment of distributions	94	1,934	125	2,378
Redeemed	(7,205)	(156,460)	(584)	(10,874)
Net change	(6,259)	$(136,670)	558	$10,606
Class Y
Issued from the sale of shares	2,443,063	$49,998,585	4,159,405	$75,665,790
Issued in connection with the reinvestment of distributions	35,143	731,763	42,938	813,128
Redeemed	(1,446,899)	(29,749,278)	(7,643,577)	(147,088,918)
Net change	1,031,307	$20,981,070	(3,441,234)	$(70,610,000)
Increase (decrease) from capital share transactions	1,007,298	$20,489,205	(3,420,383)	$(70,230,561)
| 38

Notes to Financial Statements (continued)
December 31, 2025
12.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Global Megatrends Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	353,320	$7,385,144	346,835	$7,057,946
Issued in connection with the reinvestment of distributions	39,606	808,606	17,273	348,216
Redeemed	(508,867)	(10,593,393)	(284,988)	(5,651,673)
Net change	(115,941)	$(2,399,643)	79,120	$1,754,489
Class C
Issued from the sale of shares	38,987	$754,784	56,047	$1,087,371
Issued in connection with the reinvestment of distributions	8,343	157,085	4,067	77,110
Redeemed	(210,903)	(4,145,990)	(197,333)	(3,746,752)
Net change	(163,573)	$(3,234,121)	(137,219)	$(2,582,271)
Class N
Issued from the sale of shares	1,278,153	$26,986,389	3,114,854	$62,058,291
Issued in connection with the reinvestment of distributions	388,048	7,849,880	279,043	5,681,367
Redeemed	(7,177,662)	(154,534,157)	(2,384,922)	(48,282,222)
Redeemed in-kind (Note 13)	(2,396,496)	(49,655,406)	—	—
Net change	(7,907,957)	$(169,353,294)	1,008,975	$19,457,436
Class Y
Issued from the sale of shares	7,952,251	$170,390,926	5,492,547	$110,806,574
Issued in connection with the reinvestment of distributions	1,127,378	23,410,084	489,377	9,961,894
Redeemed	(11,066,906)	(235,256,522)	(15,524,506)	(317,384,947)
Net change	(1,987,277)	$(41,455,512)	(9,542,582)	$(196,616,479)
Decrease from capital share transactions	(10,174,748)	$(216,442,570)	(8,591,706)	$(177,986,825)
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. Global Megatrends Fund realized a gain of $9,689,677 on redemptions-in-kind during the year ended December 31, 2025. This amount is included in realized gain (loss) on the Statements of Operations.
39 |

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Gateway Trust and Natixis Funds Trust I and Shareholders of Gateway Fund, Gateway Equity Call Premium Fund, and Mirova Global Megatrends Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Gateway Fund, Gateway Equity Call Premium Fund (constituting Gateway Trust) and Mirova Global Megatrends Fund (one of the funds constituting Natixis Funds Trust I) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 40

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Gateway Fund	100.00%
Gateway Equity Call Premium Fund	100.00%
Global Megatrends Fund	100.00%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
Gateway Fund	100.00%
Gateway Equity Call Premium Fund	100.00%
Global Megatrends Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Fund paid distributions, which have been designated as capital gains distributions for the year ended December 31, 2025.
Fund	Amount
Global Megatrends Fund	$36,398,816
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
LSAF58A-1225
This page is not part of the financial statements and other important information

Annual Financial Statements and Other Important Information
December 31, 2025

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Fund

Portfolio of Investments – as of December 31, 2025
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Australia — 3.3%
23,342	WiseTech Global Ltd.	$1,061,233
	Belgium — 1.6%
8,081	Anheuser-Busch InBev SA	518,646
	Brazil — 9.1%
313,211	Ambev SA, ADR	773,631
1,064	MercadoLibre, Inc.(a)	2,143,173
		2,916,804
	Canada — 6.0%
11,886	Shopify, Inc., Class A(a)	1,913,289
	China — 20.5%
2,634	Alibaba Group Holding Ltd., ADR(b)	386,091
4,187	Baidu, Inc., ADR(a)(b)	547,073
58,300	Budweiser Brewing Co. APAC Ltd.	56,880
3,200	Kweichow Moutai Co. Ltd., Class A	632,106
24,300	Tencent Holdings Ltd.	1,864,868
24,290	Trip.com Group Ltd., ADR(b)	1,746,694
40,691	Vipshop Holdings Ltd., ADR(b)	719,824
12,281	Yum China Holdings, Inc.(b)	586,295
		6,539,831
	Denmark — 3.5%
21,726	Novo Nordisk AS, Class B	1,101,909
	France — 6.4%
2,492	EssilorLuxottica SA	787,965
1,227	LVMH Moet Hennessy Louis Vuitton SE	924,834
6,344	Sodexo SA	325,041
		2,037,840
	Germany — 4.2%
5,575	SAP SE	1,354,550
	Italy — 0.5%
391	Ferrari NV	144,498
	Japan — 3.0%
22,400	FANUC Corp.	871,712
15,500	Unicharm Corp.	88,563
		960,275
	Macau — 0.6%
37,000	Galaxy Entertainment Group Ltd.	182,440
	Netherlands — 8.0%
1,086	Adyen NV(a)	1,751,256
3,627	NXP Semiconductors NV	787,276
		2,538,532
	Switzerland — 1.1%
6,554	CRISPR Therapeutics AG(a)	343,692
	United Kingdom — 4.6%
6,482	Diageo PLC	139,674
9,532	Reckitt Benckiser Group PLC	771,323
8,646	Unilever PLC	565,705
		1,476,702
	United States — 25.9%
9,347	ARM Holdings PLC, ADR(a)	1,021,721
7,369	Block, Inc.(a)	479,648
Shares	Description	Value (†)
	United States — continued
13,913	Doximity, Inc., Class A(a)	$616,068
17,905	Experian PLC	807,275
6,846	Nestle SA, (Registered)	679,528
7,714	Novartis AG, (Registered)	1,062,957
3,210	Roche Holding AG	1,325,634
5,065	Tesla, Inc.(a)	2,277,832
		8,270,663
	Total Common Stocks (Identified Cost $24,542,421)	31,360,904

Principal Amount
Short-Term Investments — 1.2%
$379,489	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $379,534 on 1/02/2026 collateralized by $385,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $387,144 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $379,489)	379,489
	Total Investments — 99.5% (Identified Cost $24,921,910)	31,740,393
	Other assets less liabilities — 0.5%	174,325
	Net Assets — 100.0%	$31,914,718

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at December 31, 2025
United States Dollar	46.7%
Euro	19.5
Swiss Franc	9.6
Hong Kong Dollar	6.6
British Pound	5.3
Danish Krone	3.5
Australian Dollar	3.3
Japanese Yen	3.0
Yuan Renminbi	2.0
Total Investments	99.5
Other assets less liabilities	0.5
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Automobiles — 2.2%
325,672	General Motors Co.	$26,483,647
	Banks — 8.1%
345,569	Bank of America Corp.	19,006,295
273,088	Citigroup, Inc.	31,866,639
13,616	First Citizens BancShares, Inc., Class A	29,222,387
191,045	Wells Fargo & Co.	17,805,394
		97,900,715
	Beverages — 3.4%
74,800	Constellation Brands, Inc., Class A	10,319,408
1,087,896	Keurig Dr. Pepper, Inc.	30,471,967
		40,791,375
	Broadline Retail — 1.1%
55,543	Amazon.com, Inc.(a)	12,820,435
	Building Products — 2.2%
254,328	Fortune Brands Innovations, Inc.	12,721,486
218,993	Masco Corp.	13,897,296
		26,618,782
	Capital Markets — 9.5%
326,284	Carlyle Group, Inc.	19,286,647
275,030	Charles Schwab Corp.	27,478,247
198,633	Intercontinental Exchange, Inc.	32,170,601
181,580	Nasdaq, Inc.	17,636,865
135,666	State Street Corp.	17,502,271
		114,074,631
	Chemicals — 2.6%
125,102	Celanese Corp.	5,289,313
382,636	Corteva, Inc.	25,648,091
		30,937,404
	Construction Materials — 1.5%
330,900	Amrize Ltd.(a)	17,895,072
	Consumer Finance — 5.0%
659,983	Ally Financial, Inc.	29,890,630
123,311	Capital One Financial Corp.	29,885,654
		59,776,284
	Distributors — 0.8%
81,900	Genuine Parts Co.	10,070,424
	Electronic Equipment, Instruments & Components — 1.9%
89,500	CDW Corp.	12,189,900
44,999	TE Connectivity PLC	10,237,723
		22,427,623
	Entertainment — 2.2%
936,801	Warner Bros. Discovery, Inc.(a)	26,998,605
	Financial Services — 5.1%
354,000	Corebridge Financial, Inc.	10,680,180
447,964	Fiserv, Inc.(a)	30,089,742
261,196	Global Payments, Inc.	20,216,570
		60,986,492
	Ground Transportation — 1.7%
86,600	Union Pacific Corp.	20,032,312
	Health Care Equipment & Supplies — 4.6%
298,000	Baxter International, Inc.	5,694,780
300,432	GE HealthCare Technologies, Inc.	24,641,433
275,811	Zimmer Biomet Holdings, Inc.	24,800,925
		55,137,138
Shares	Description	Value (†)
	Health Care Providers & Services — 2.5%
85,958	Elevance Health, Inc.	$30,132,577
	Hotels, Restaurants & Leisure — 2.8%
248,609	Airbnb, Inc., Class A(a)	33,741,213
	Insurance — 6.6%
338,141	American International Group, Inc.	28,927,963
90,925	Reinsurance Group of America, Inc.	18,499,600
97,805	Willis Towers Watson PLC	32,138,723
		79,566,286
	Interactive Media & Services — 2.4%
91,656	Alphabet, Inc., Class A	28,688,328
	Life Sciences Tools & Services — 2.5%
132,318	IQVIA Holdings, Inc.(a)	29,825,800
	Machinery — 1.4%
36,970	Deere & Co.	17,212,123
	Media — 2.9%
60,768	Charter Communications, Inc., Class A(a)	12,685,320
581,410	Comcast Corp., Class A	17,378,345
89,764	Liberty Broadband Corp., Class C(a)	4,362,530
		34,426,195
	Oil, Gas & Consumable Fuels — 10.6%
273,372	APA Corp.	6,686,679
365,569	ConocoPhillips	34,220,914
141,267	EOG Resources, Inc.	14,834,448
79,913	Marathon Petroleum Corp.	12,996,251
205,339	Phillips 66	26,496,945
173,200	Targa Resources Corp.	31,955,400
		127,190,637
	Passenger Airlines — 2.5%
428,710	Delta Air Lines, Inc.	29,752,474
	Pharmaceuticals — 2.7%
309,417	Merck & Co., Inc.	32,569,233
	Professional Services — 2.0%
110,311	Equifax, Inc.	23,935,281
	Real Estate Management & Development — 0.9%
70,144	CBRE Group, Inc., Class A(a)	11,278,454
	Software — 2.7%
120,792	Salesforce, Inc.	31,999,009
	Textiles, Apparel & Luxury Goods — 1.7%
326,255	NIKE, Inc., Class B	20,785,706
	Trading Companies & Distributors — 1.6%
137,700	AerCap Holdings NV	19,795,752
	Total Common Stocks (Identified Cost $994,318,665)	1,173,850,007
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.2%
$26,276,217	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $26,279,356 on 1/02/2026 collateralized by $26,690,200 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $26,801,772 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,276,217)	$26,276,217
	Total Investments — 99.9% (Identified Cost $1,020,594,882)	1,200,126,224
	Other assets less liabilities — 0.1%	1,246,313
	Net Assets — 100.0%	$1,201,372,537

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.8% of Net Assets
	China — 1.7%
283,100	Alibaba Group Holding Ltd.	$5,197,987
	Denmark — 2.2%
26,900	DSV AS	6,774,934
	France — 24.3%
123,875	Accor SA	6,983,628
25,500	Airbus SE	5,921,706
91,091	BNP Paribas SA	8,617,844
36,853	Capgemini SE	6,119,372
51,300	Danone SA	4,627,209
246,700	Dassault Systemes SE	6,892,363
160,096	Edenred SE	3,539,076
65,405	Eurofins Scientific SE	4,782,963
16,665	Kering SA	5,823,379
7,995	LVMH Moet Hennessy Louis Vuitton SE	6,026,117
69,800	Pernod Ricard SA	5,976,715
48,592	Publicis Groupe SA	5,046,164
39,300	Sanofi SA	3,802,478
		74,159,014
	Germany — 19.9%
44,500	adidas AG	8,805,927
8,496	Allianz SE	3,928,357
35,836	Aumovio SE(a)	1,799,400
159,130	Bayer AG	6,902,385
62,600	Bayerische Motoren Werke AG	6,788,053
101,926	Brenntag SE	5,916,200
62,773	Continental AG	4,981,850
110,681	Daimler Truck Holding AG	4,793,872
15,322	Fresenius Medical Care AG	731,864
84,200	Fresenius SE & Co. KGaA	4,823,969
81,500	Siemens Healthineers AG	4,272,034
48,500	Symrise AG	3,929,543
269,474	thyssenkrupp AG	2,897,005
3,377	Tkms AG& Co. KGaA(a)	262,328
		60,832,787
	India — 1.2%
262,575	Axis Bank Ltd.	3,712,939
	Indonesia — 1.7%
16,931,600	Bank Mandiri Persero Tbk. PT	5,163,007
	Ireland — 2.1%
17,082	Flutter Entertainment PLC(a)	3,673,313
23,765	Ryanair Holdings PLC, ADR	1,715,596
25,500	Ryanair Holdings PLC	879,178
		6,268,087
	Italy — 1.0%
436,735	Intesa Sanpaolo SpA	3,017,883
	Japan — 5.4%
451,200	Asahi Group Holdings Ltd.	4,729,388
148,200	Fujitsu Ltd.	4,072,966
68,200	Mitsubishi Estate Co. Ltd.	1,656,927
17,400	SMC Corp.	6,020,413
		16,479,694
	Korea — 1.9%
69,000	KB Financial Group, Inc.	5,939,843
	Mexico — 1.5%
44,700	Fomento Economico Mexicano SAB de CV, ADR	4,517,829
Shares	Description	Value (†)
	Netherlands — 8.1%
89,241	Akzo Nobel NV	$6,209,430
3,535	ASML Holding NV	3,781,955
66,200	ASR Nederland NV	4,710,182
34,700	IMCD NV	3,149,454
52,500	Koninklijke Ahold Delhaize NV	2,152,862
73,696	Prosus NV	4,563,179
		24,567,062
	Sweden — 3.0%
446,000	Hexagon AB, Class B	5,253,300
120,200	Volvo AB, Class B	3,825,319
		9,078,619
	Switzerland — 5.2%
23,783	Cie Financiere Richemont SA, Class A	5,128,825
1,402,780	Glencore PLC(a)	7,668,522
7,280	Roche Holding AG	3,006,423
		15,803,770
	United Kingdom — 13.4%
114,370	Ashtead Group PLC	7,797,657
43,600	AstraZeneca PLC, ADR	4,008,148
134,300	Bunzl PLC	3,750,192
132,900	Diageo PLC	2,863,719
42,267	Intertek Group PLC	2,621,256
333,257	Prudential PLC	5,126,518
92,861	Reckitt Benckiser Group PLC	7,514,253
508,555	Rentokil Initial PLC	3,034,289
63,400	Unilever PLC	4,142,379
		40,858,411
	United States — 2.2%
720,492	CNH Industrial NV	6,642,936
	Total Common Stocks (Identified Cost $236,562,286)	289,014,802

Preferred Stocks — 1.8%
	Korea — 1.8%
88,550	Samsung Electronics Co. Ltd., 1.644%, (KRW) (Identified Cost $4,106,258)	5,496,366

Principal Amount
Short-Term Investments — 1.9%
$5,770,943	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $5,771,633 on 1/02/2026 collateralized by $5,861,900 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,886,440 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,770,943)	5,770,943
	Total Investments — 98.5% (Identified Cost $246,439,487)	300,282,111
	Other assets less liabilities — 1.5%	4,566,312
	Net Assets — 100.0%	$304,848,423

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2025
Natixis Oakmark International Fund (continued)
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Currency Exposure Summary at December 31, 2025
Euro	52.3%
British Pound	14.6
United States Dollar	10.0
Japanese Yen	5.4
South Korean Won	3.7
Swedish Krona	3.0
Swiss Franc	2.7
Danish Krone	2.2
Other, less than 2% each	4.6
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2025
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Aerospace & Defense — 1.9%
116,694	Boeing Co.(a)	$25,336,601
	Air Freight & Logistics — 0.5%
41,582	Expeditors International of Washington, Inc.	6,196,134
	Automobile Components — 0.2%
254,679	Mobileye Global, Inc., Class A(a)	2,658,849
	Automobiles — 5.3%
276,700	General Motors Co.	22,501,244
106,586	Tesla, Inc.(a)	47,933,856
		70,435,100
	Banks — 6.5%
401,000	Bank of America Corp.	22,055,000
239,100	Citigroup, Inc.	27,900,579
9,115	First Citizens BancShares, Inc., Class A	19,562,431
180,100	Wells Fargo & Co.	16,785,320
		86,303,330
	Beverages — 4.2%
11,407	Boston Beer Co., Inc., Class A(a)	2,225,848
59,900	Constellation Brands, Inc., Class A	8,263,804
806,600	Keurig Dr. Pepper, Inc.	22,592,866
287,046	Monster Beverage Corp.(a)	22,007,817
		55,090,335
	Biotechnology — 2.7%
47,492	Alnylam Pharmaceuticals, Inc.(a)	18,885,194
53,742	CRISPR Therapeutics AG(a)	2,818,231
18,451	Regeneron Pharmaceuticals, Inc.	14,241,773
		35,945,198
	Broadline Retail — 2.9%
10,540	Alibaba Group Holding Ltd., ADR	1,544,953
157,126	Amazon.com, Inc.(a)	36,267,823
		37,812,776
	Capital Markets — 6.3%
219,645	Charles Schwab Corp.	21,944,732
13,129	FactSet Research Systems, Inc.	3,809,905
134,100	Intercontinental Exchange, Inc.	21,718,836
10,862	MSCI, Inc.	6,231,855
81,575	SEI Investments Co.	6,690,781
179,600	State Street Corp.	23,170,196
		83,566,305
	Chemicals — 1.2%
241,300	Corteva, Inc.	16,174,339
	Consumer Finance — 1.8%
96,185	Capital One Financial Corp.	23,311,397
	Distributors — 0.9%
96,500	Genuine Parts Co.	11,865,640
	Electronic Equipment, Instruments & Components — 1.7%
64,800	CDW Corp.	8,825,760
60,000	TE Connectivity PLC	13,650,600
		22,476,360
	Entertainment — 5.2%
366,977	Netflix, Inc.(a)	34,407,763
112,688	Walt Disney Co.	12,820,514
741,200	Warner Bros. Discovery, Inc.(a)	21,361,384
		68,589,661
Shares	Description	Value (†)
	Financial Services — 3.9%
63,186	Block, Inc.(a)	$4,112,777
323,800	Fiserv, Inc.(a)	21,749,646
59,004	PayPal Holdings, Inc.	3,444,654
64,202	Visa, Inc., Class A	22,516,283
		51,823,360
	Health Care Equipment & Supplies — 2.7%
177,800	GE HealthCare Technologies, Inc.	14,583,156
12,357	Intuitive Surgical, Inc.(a)	6,998,510
153,800	Zimmer Biomet Holdings, Inc.	13,829,696
		35,411,362
	Health Care Providers & Services — 1.3%
47,500	Elevance Health, Inc.	16,651,125
	Health Care Technology — 1.4%
200,234	Doximity, Inc., Class A(a)	8,866,361
40,855	Veeva Systems, Inc., Class A(a)	9,120,062
		17,986,423
	Hotels, Restaurants & Leisure — 2.9%
168,900	Airbnb, Inc., Class A(a)	22,923,108
84,145	Starbucks Corp.	7,085,851
78,706	Yum China Holdings, Inc.	3,757,424
27,926	Yum! Brands, Inc.	4,224,645
		37,991,028
	Insurance — 3.4%
260,400	American International Group, Inc.	22,277,220
69,000	Willis Towers Watson PLC	22,673,400
		44,950,620
	Interactive Media & Services — 8.6%
201,005	Alphabet, Inc., Class A	62,914,565
20,201	Alphabet, Inc., Class C	6,339,074
67,876	Meta Platforms, Inc., Class A	44,804,269
		114,057,908
	IT Services — 1.3%
104,291	Shopify, Inc., Class A(a)	16,787,722
	Life Sciences Tools & Services — 1.7%
35,555	Illumina, Inc.(a)	4,663,394
78,300	IQVIA Holdings, Inc.(a)	17,649,603
		22,312,997
	Machinery — 1.6%
45,838	Deere & Co.	21,340,798
	Media — 0.8%
50,200	Charter Communications, Inc., Class A(a)	10,479,250
	Oil, Gas & Consumable Fuels — 5.9%
261,600	ConocoPhillips	24,488,376
137,238	EOG Resources, Inc.	14,411,362
163,100	Phillips 66	21,046,424
98,300	Targa Resources Corp.	18,136,350
		78,082,512
	Passenger Airlines — 1.7%
323,400	Delta Air Lines, Inc.	22,443,960
	Pharmaceuticals — 2.7%
171,000	Merck & Co., Inc.	17,999,460
33,134	Novartis AG, ADR	4,568,184
152,811	Novo Nordisk AS, ADR	7,775,024
100,507	Roche Holding AG, ADR	5,183,146
		35,525,814
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2025
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Professional Services — 1.1%
66,600	Equifax, Inc.	$14,450,868
	Real Estate Management & Development — 1.0%
82,000	CBRE Group, Inc., Class A(a)	13,184,780
	Semiconductors & Semiconductor Equipment — 6.5%
85,303	ARM Holdings PLC, ADR(a)	9,324,471
374,306	NVIDIA Corp.	69,808,069
38,152	QUALCOMM, Inc.	6,525,899
		85,658,439
	Software — 7.5%
51,528	Autodesk, Inc.(a)	15,252,803
34,330	Microsoft Corp.	16,602,675
145,595	Oracle Corp.	28,377,921
119,726	Salesforce, Inc.	31,716,615
33,152	Workday, Inc., Class A(a)	7,120,387
		99,070,401
	Textiles, Apparel & Luxury Goods — 1.3%
260,521	NIKE, Inc., Class B	16,597,793
	Total Common Stocks (Identified Cost $772,655,254)	1,300,569,185

Principal Amount
Short-Term Investments — 1.5%
$19,269,546	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $19,271,848 on 1/02/2026 collateralized by $19,573,200 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $19,655,083 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,269,546)	19,269,546
	Total Investments — 100.1% (Identified Cost $791,924,800)	1,319,838,731
	Other assets less liabilities — (0.1)%	(676,991)
	Net Assets — 100.0%	$1,319,161,740

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 5.4%
2,690	Axon Enterprise, Inc.(a)	$1,527,731
6,825	Curtiss-Wright Corp.	3,762,418
41,330	Hexcel Corp.	3,054,287
		8,344,436
	Banks — 6.6%
58,630	Cadence Bank	2,511,709
29,785	Western Alliance Bancorp	2,504,025
88,230	Zions Bancorp NA	5,164,984
		10,180,718
	Building Products — 2.8%
9,055	Allegion PLC	1,441,737
45,640	Masco Corp.	2,896,315
		4,338,052
	Capital Markets — 6.1%
8,245	ARES Management Corp., Class A	1,332,639
98,225	Blue Owl Capital, Inc.	1,467,482
43,490	Nasdaq, Inc.	4,224,184
21,195	Robinhood Markets, Inc., Class A(a)	2,397,154
		9,421,459
	Communications Equipment — 0.7%
4,665	Ciena Corp.(a)	1,091,004
	Construction & Engineering — 5.2%
31,350	Arcosa, Inc.	3,333,132
28,990	Construction Partners, Inc., Class A(a)	3,146,865
4,160	Valmont Industries, Inc.	1,673,651
		8,153,648
	Construction Materials — 2.0%
10,845	Vulcan Materials Co.	3,093,211
	Consumer Finance — 1.1%
20,865	Synchrony Financial	1,740,767
	Consumer Staples Distribution & Retail — 3.3%
24,085	BJ's Wholesale Club Holdings, Inc.(a)	2,168,373
32,410	Performance Food Group Co.(a)	2,914,307
		5,082,680
	Electric Utilities — 5.5%
65,735	Alliant Energy Corp.	4,273,432
58,045	Evergy, Inc.	4,207,682
		8,481,114
	Electrical Equipment — 8.7%
9,940	AMETEK, Inc.	2,040,781
143,210	Eos Energy Enterprises, Inc.(a)	1,641,187
1,870	GE Vernova, Inc.	1,222,176
13,360	Hubbell, Inc.	5,933,309
5,155	Rockwell Automation, Inc.	2,005,656
4,480	Vertiv Holdings Co., Class A	725,805
		13,568,914
	Electronic Equipment, Instruments & Components — 3.5%
13,415	Coherent Corp.(a)	2,476,007
1,430	Fabrinet(a)	651,050
98,155	Mirion Technologies, Inc.(a)	2,298,790
		5,425,847
	Energy Equipment & Services — 2.1%
72,960	TechnipFMC PLC	3,251,098
Shares	Description	Value (†)
	Financial Services — 1.8%
141,900	Rocket Cos., Inc., Class A	$2,747,184
	Ground Transportation — 1.0%
11,795	XPO, Inc.(a)	1,603,058
	Hotels, Restaurants & Leisure — 3.2%
33,085	Carnival Corp.(a)	1,010,416
13,585	DoorDash, Inc., Class A(a)	3,076,731
3,035	Royal Caribbean Cruises Ltd.	846,522
		4,933,669
	Household Durables — 4.4%
11,795	DR Horton, Inc.	1,698,834
23,065	SharkNinja, Inc.(a)	2,580,973
19,245	Toll Brothers, Inc.	2,602,309
		6,882,116
	Independent Power & Renewable Electricity Producers — 0.8%
3,420	Talen Energy Corp.(a)	1,281,953
	Life Sciences Tools & Services — 3.4%
14,940	Agilent Technologies, Inc.	2,032,886
14,420	IQVIA Holdings, Inc.(a)	3,250,412
		5,283,298
	Machinery — 9.2%
11,265	Crane Co.	2,077,604
47,745	Flowserve Corp.	3,312,548
55,485	Helios Technologies, Inc.	2,967,893
13,680	Lincoln Electric Holdings, Inc.	3,278,275
3,075	Parker-Hannifin Corp.	2,702,802
		14,339,122
	Metals & Mining — 1.9%
18,200	Nucor Corp.	2,968,602
	Multi-Utilities — 5.4%
60,125	CMS Energy Corp.	4,204,541
40,005	WEC Energy Group, Inc.	4,218,928
		8,423,469
	Real Estate Management & Development — 2.0%
189,025	Cushman & Wakefield Ltd.(a)	3,060,315
	Semiconductors & Semiconductor Equipment — 4.7%
33,855	Marvell Technology, Inc.	2,876,998
4,803	Monolithic Power Systems, Inc.	4,353,247
		7,230,245
	Specialty Retail — 3.7%
15,855	Burlington Stores, Inc.(a)	4,579,717
19,950	Floor & Decor Holdings, Inc., Class A(a)	1,214,755
		5,794,472
	Technology Hardware, Storage & Peripherals — 0.8%
4,995	Sandisk Corp.(a)	1,185,713
	Textiles, Apparel & Luxury Goods — 1.2%
27,320	PVH Corp.	1,830,986
	Trading Companies & Distributors — 2.8%
23,290	Herc Holdings, Inc.	3,455,770
3,590	WESCO International, Inc.	878,258
		4,334,028
	Total Common Stocks (Identified Cost $123,010,317)	154,071,178
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.1%
$1,720,851	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $1,721,057 on 1/02/2026 collateralized by $1,748,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $1,755,344 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,720,851)	$1,720,851
	Total Investments — 100.4% (Identified Cost $124,731,168)	155,792,029
	Other assets less liabilities — (0.4)%	(675,459)
	Net Assets — 100.0%	$155,116,570

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Small Cap Fund

Shares	Description	Value (†)
Common Stocks — 91.8% of Net Assets
	Aerospace & Defense — 4.0%
123,005	ATI, Inc.(a)	$14,116,054
181,205	Hexcel Corp.	13,391,049
72,925	Huntington Ingalls Industries, Inc.	24,799,605
		52,306,708
	Air Freight & Logistics — 0.8%
196,325	GXO Logistics, Inc.(a)	10,334,548
	Banks — 7.1%
240,892	Cullen/Frost Bankers, Inc.	30,504,154
433,854	Prosperity Bancshares, Inc.	29,983,650
543,200	Zions Bancorp NA	31,798,928
		92,286,732
	Beverages — 2.2%
187,085	Coca-Cola Consolidated, Inc.	28,680,130
	Building Products — 3.2%
73,540	Carlisle Cos., Inc.	23,522,504
59,320	CSW Industrials, Inc.	17,412,200
		40,934,704
	Capital Markets — 3.4%
747,955	Artisan Partners Asset Management, Inc., Class A	30,471,687
99,130	Hamilton Lane, Inc., Class A	13,314,150
		43,785,837
	Chemicals — 4.7%
1,286,936	Element Solutions, Inc.	32,160,531
116,457	Hawkins, Inc.	16,543,881
184,455	International Flavors & Fragrances, Inc.	12,430,423
		61,134,835
	Commercial Services & Supplies — 2.0%
113,155	Clean Harbors, Inc.(a)	26,532,584
	Construction & Engineering — 1.9%
60,860	Valmont Industries, Inc.	24,485,195
	Construction Materials — 1.6%
102,265	Eagle Materials, Inc.	21,136,130
	Consumer Finance — 1.8%
143,107	FirstCash Holdings, Inc.	22,808,394
	Diversified Telecommunication Services — 0.9%
1,553,515	Lumen Technologies, Inc.(a)	12,070,812
	Electronic Equipment, Instruments & Components — 3.7%
127,710	Coherent Corp.(a)	23,571,435
157,690	Sanmina Corp.(a)	23,664,538
		47,235,973
	Energy Equipment & Services — 2.9%
765,615	Archrock, Inc.	19,921,302
346,455	Noble Corp. PLC	9,783,889
882,045	TETRA Technologies, Inc.(a)	8,264,762
		37,969,953
	Gas Utilities — 3.5%
453,815	Northwest Natural Holding Co.	21,211,313
287,195	Spire, Inc.	23,751,027
		44,962,340
	Ground Transportation — 1.9%
289,320	RXO, Inc.(a)	3,657,005
Shares	Description	Value (†)
	Ground Transportation — continued
361,910	Schneider National, Inc., Class B	$9,601,472
371,315	Werner Enterprises, Inc.	11,143,163
		24,401,640
	Hotels, Restaurants & Leisure — 2.1%
132,580	Churchill Downs, Inc.	15,084,953
195,598	Red Rock Resorts, Inc., Class A	12,117,296
		27,202,249
	Household Durables — 2.7%
38,750	Installed Building Products, Inc.	10,051,362
189,380	Meritage Homes Corp.	12,461,204
211,525	Taylor Morrison Home Corp.(a)	12,452,477
		34,965,043
	Industrial REITs — 1.5%
523,782	STAG Industrial, Inc.	19,254,226
	Insurance — 4.2%
142,575	Hanover Insurance Group, Inc.	26,058,433
332,366	Selective Insurance Group, Inc.	27,809,063
		53,867,496
	Life Sciences Tools & Services — 1.9%
518,955	Bruker Corp.	24,447,970
	Machinery — 6.8%
76,115	Alamo Group, Inc.	12,777,425
147,445	JBT Marel Corp.	22,215,538
90,504	Lincoln Electric Holdings, Inc.	21,688,379
192,850	Mueller Industries, Inc.	22,139,180
33,005	Watts Water Technologies, Inc., Class A	9,110,040
		87,930,562
	Metals & Mining — 1.7%
318,545	Commercial Metals Co.	22,049,685
	Oil, Gas & Consumable Fuels — 5.6%
571,700	Antero Resources Corp.(a)	19,700,782
357,235	Matador Resources Co.	15,161,053
657,612	Murphy Oil Corp.	20,550,375
1,246,615	Permian Resources Corp.	17,490,009
		72,902,219
	Professional Services — 2.2%
165,475	Booz Allen Hamilton Holding Corp.	13,959,471
83,005	FTI Consulting, Inc.(a)	14,179,744
		28,139,215
	Real Estate Management & Development — 2.5%
2,017,320	Cushman & Wakefield Ltd.(a)	32,660,411
	Semiconductors & Semiconductor Equipment — 1.2%
126,480	Cirrus Logic, Inc.(a)	14,987,880
	Software — 1.2%
1,890,145	CCC Intelligent Solutions Holdings, Inc.(a)	15,026,653
	Specialty Retail — 4.2%
694,735	Bath & Body Works, Inc.	13,950,279
879,803	Valvoline, Inc.(a)	25,567,075
699,490	Warby Parker, Inc., Class A(a)	15,241,887
		54,759,241
	Textiles, Apparel & Luxury Goods — 2.4%
279,410	Gildan Activewear, Inc.	17,451,948
195,930	PVH Corp.	13,131,229
		30,583,177
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2025
Vaughan Nelson Small Cap Fund (continued)
Shares	Description	Value (†)
	Trading Companies & Distributors — 6.0%
157,864	GATX Corp.	$26,773,734
90,560	Herc Holdings, Inc.	13,437,293
247,950	Rush Enterprises, Inc., Class A	13,374,423
97,030	WESCO International, Inc.	23,737,419
		77,322,869
	Total Common Stocks (Identified Cost $1,014,573,230)	1,187,165,411

Exchange-Traded Funds — 4.9%
345,505	iShares Russell 2000 Value ETF (Identified Cost $56,724,589)	62,608,961

Principal Amount
Short-Term Investments — 3.5%
$45,356,868	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $45,362,285 on 1/02/2026 collateralized by $46,071,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $46,264,124 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $45,356,868)	45,356,868
	Total Investments — 100.2% (Identified Cost $1,116,654,687)	1,295,131,240
	Other assets less liabilities — (0.2)%	(2,526,825)
	Net Assets — 100.0%	$1,292,604,415

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
11 |

Statements of Assets and Liabilities
December 31, 2025

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$24,921,910	$1,020,594,882	$246,439,487	$791,924,800
Net unrealized appreciation	6,818,483	179,531,342	53,842,624	527,913,931
Investments at value	31,740,393	1,200,126,224	300,282,111	1,319,838,731
Cash	—	—	173	14,382
Foreign currency at value (identified cost $54,258, $0, $812 and $0, respectively)	54,324	—	809	—
Receivable for Fund shares sold	93,124	2,860,842	1,366,765	580,054
Receivable for securities sold	—	—	667,130	—
Dividends and interest receivable	45,386	746,024	104,026	655,533
Tax reclaims receivable	91,030	—	4,087,537	202,457
Prepaid expenses	828	832	832	832
TOTAL ASSETS	32,025,085	1,203,733,922	306,509,383	1,321,291,989
LIABILITIES
Payable for securities purchased	—	—	639,896	—
Payable for Fund shares redeemed	42	475,234	131,786	575,537
Foreign taxes payable (Note 2)	—	—	132,051	—
Management fees payable (Note 5)	16,081	645,267	21,882	753,460
Deferred Trustees’ fees (Note 5)	16,249	1,066,594	165,161	626,621
Administrative fees payable (Note 5)	1,152	43,062	10,898	47,268
Payable to distributor (Note 5d)	172	11,476	4,845	6,950
Audit and tax services fees payable	44,275	43,744	44,371	44,318
Tax reclaim payable	—	—	460,054	—
Other accounts payable and accrued expenses	32,396	76,008	50,016	76,095
TOTAL LIABILITIES	110,367	2,361,385	1,660,960	2,130,249
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$31,914,718	$1,201,372,537	$304,848,423	$1,319,161,740
NET ASSETS CONSIST OF:
Paid-in capital	$25,669,221	$986,295,741	$374,927,200	$736,190,034
Accumulated earnings (loss)	6,245,497	215,076,796	(70,078,777)	582,971,706
NET ASSETS	$31,914,718	$1,201,372,537	$304,848,423	$1,319,161,740
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities (continued)
December 31, 2025
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$586,568	$313,336,825	$133,269,102	$769,428,903
Shares of beneficial interest	51,249	9,937,488	7,678,853	16,136,850
Net asset value and redemption price per share	$11.45	$31.53	$17.36	$47.68
Offering price per share (100/94.25 of net asset value) (Note 1)	$12.15	$33.45	$18.42	$50.59
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,154	$58,090,159	$13,384,075	$26,945,699
Shares of beneficial interest	103	2,517,112	780,096	2,019,267
Net asset value and offering price per share	$11.19 *	$23.08	$17.16	$13.34
Class N shares:
Net assets	$10,970,127	$4,680,378	$454,028	$2,951,498
Shares of beneficial interest	955,454	134,713	26,308	45,124
Net asset value, offering and redemption price per share	$11.48	$34.74	$17.26	$65.41
Class Y shares:
Net assets	$20,356,869	$825,265,175	$157,741,218	$519,835,640
Shares of beneficial interest	1,773,983	23,846,799	9,139,892	7,978,030
Net asset value, offering and redemption price per share	$11.48	$34.61	$17.26	$65.16

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
December 31, 2025

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
ASSETS
Investments at cost	$124,731,168	$1,116,654,687
Net unrealized appreciation	31,060,861	178,476,553
Investments at value	155,792,029	1,295,131,240
Cash	—	10
Receivable for Fund shares sold	51,856	3,895,882
Dividends and interest receivable	64,978	945,070
Prepaid expenses	832	832
TOTAL ASSETS	155,909,695	1,299,973,034
LIABILITIES
Payable for Fund shares redeemed	258,863	5,929,677
Management fees payable (Note 5)	121,998	959,447
Deferred Trustees’ fees (Note 5)	325,272	287,161
Administrative fees payable (Note 5)	6,460	47,815
Payable to distributor (Note 5d)	1,595	14,134
Audit and tax services fees payable	44,129	43,855
Other accounts payable and accrued expenses	34,808	86,530
TOTAL LIABILITIES	793,125	7,368,619
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$155,116,570	$1,292,604,415
NET ASSETS CONSIST OF:
Paid-in capital	$119,284,157	$1,091,835,734
Accumulated earnings	35,832,413	200,768,681
NET ASSETS	$155,116,570	$1,292,604,415
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$38,972,446	$286,920,370
Shares of beneficial interest	2,122,511	13,895,975
Net asset value and redemption price per share	$18.36	$20.65
Offering price per share (100/94.25 of net asset value) (Note 1)	$19.48	$21.91
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,417,186	$8,408,628
Shares of beneficial interest	161,597	1,378,884
Net asset value and offering price per share	$14.96	$6.10
Class N shares:
Net assets	$10,869,100	$200,761,827
Shares of beneficial interest	573,540	9,062,254
Net asset value, offering and redemption price per share	$18.95	$22.15
Class Y shares:
Net assets	$102,857,838	$796,513,590
Shares of beneficial interest	5,413,340	36,011,955
Net asset value, offering and redemption price per share	$19.00	$22.12

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Operations
For the Year Ended December 31, 2025

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$450,521	$17,347,740	$9,118,541	$12,218,656
Interest	8,948	1,216,186	270,099	664,310
Tax reclaims (Note 2e)	—	—	1,514,265	—
Less net foreign taxes withheld	(22,977)	(35,909)	(739,983)	(55,100)
	436,492	18,528,017	10,162,922	12,827,866
Expenses
Management fees (Note 5)	231,223	6,762,075	2,321,545	8,108,060
Service and distribution fees (Note 5)	1,170	1,284,397	464,386	2,090,211
Administrative fees (Note 5)	13,206	457,502	124,039	518,173
Trustees' fees and expenses (Note 5)	20,707	138,010	40,972	107,240
Transfer agent fees and expenses (Notes 5, 6 and 7)	24,985	940,734	375,647	711,449
Audit and tax services fees	48,987	47,737	52,456	49,026
Custodian fees and expenses	18,531	27,995	76,426	38,122
Legal fees	1,387	44,706	12,578	50,928
Registration fees	73,259	125,713	76,372	91,511
Shareholder reporting expenses	22,095	72,484	17,753	46,357
Tax reclaim expenses (Note 2e)	—	—	589,164	—
Miscellaneous expenses	49,173	60,072	68,042	72,073
Total expenses	504,723	9,961,425	4,219,380	11,883,150
Expense recovery (Note 5)	—	163	—	—
Less waiver and/or expense reimbursement (Note 5)	(213,742)	(319,302)	(783,144)	(1,057)
Less expense offset (Note 7)	(2,065)	(23,620)	(4,655)	(32,928)
Net expenses	288,916	9,618,666	3,431,581	11,849,165
Net investment income	147,576	8,909,351	6,731,341	978,701
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	(196,383)	98,042,678	9,513,349	106,606,984
Foreign currency transactions (Note 2c)	4,766	—	(88,217)	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,869,603	42,470,573	60,033,050	87,980,515
Foreign currency translations (Note 2c)	11,066	—	468,816	—
Net realized and unrealized gain on Investments and Foreign currency transactions	2,689,052	140,513,251	69,926,998	194,587,499
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,836,628	$149,422,602	$76,658,339	$195,566,200
See accompanying notes to financial statements.
15 |

Statements of Operations (continued)
For the Year Ended December 31, 2025

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Fund
INVESTMENT INCOME
Dividends	$2,478,214	$23,398,662
Interest	105,001	1,455,409
Less net foreign taxes withheld	—	(54,069)
	2,583,215	24,800,002
Expenses
Management fees (Note 5)	1,613,400	11,034,612
Service and distribution fees (Note 5)	124,840	754,098
Administrative fees (Note 5)	92,233	556,203
Trustees' fees and expenses (Note 5)	51,236	83,080
Transfer agent fees and expenses (Notes 5, 6 and 7)	181,992	1,345,026
Audit and tax services fees	48,611	47,843
Custodian fees and expenses	13,353	36,736
Legal fees	9,960	58,497
Registration fees	67,968	109,889
Shareholder reporting expenses	29,136	166,916
Miscellaneous expenses	41,059	72,247
Total expenses	2,273,788	14,265,147
Less waiver and/or expense reimbursement (Note 5)	(231,260)	(615,644)
Less expense offset (Note 7)	(3,746)	(26,809)
Net expenses	2,038,782	13,622,694
Net investment income	544,433	11,177,308
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	51,862,967	91,688,935
Net change in unrealized appreciation (depreciation) on:
Investments	(27,692,842)	47,931,540
Net realized and unrealized gain on Investments	24,170,125	139,620,475
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,714,558	$150,797,783
See accompanying notes to financial statements.
| 16

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$147,576	$186,675	$8,909,351	$7,889,231
Net realized gain (loss) on investments and foreign currency transactions	(191,617)	561,449	98,042,678	56,970,368
Net change in unrealized appreciation on investments and foreign currency translations	2,880,669	4,343,656	42,470,573	54,122,326
Net increase in net assets resulting from operations	2,836,628	5,091,780	149,422,602	118,981,925
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,339)	(1,516)	(21,426,048)	(18,798,910)
Class C	(14)	—	(4,976,563)	(4,334,342)
Class N	(191,119)	(71,151)	(273,318)	(100,842)
Class Y	(342,174)	(117,292)	(51,697,418)	(32,229,887)
Total distributions	(540,646)	(189,959)	(78,373,347)	(55,463,981)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	555,645	(6,562,742)	258,783,420	170,530,283
Net increase (decrease) in net assets	2,851,627	(1,660,921)	329,832,675	234,048,227
NET ASSETS
Beginning of the year	29,063,091	30,724,012	871,539,862	637,491,635
End of the year	$31,914,718	$29,063,091	$1,201,372,537	$871,539,862
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,731,341	$6,871,105	$978,701	$1,631,604
Net realized gain on investments and foreign currency transactions	9,425,132	14,816,126	106,606,984	109,514,055
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	60,501,866	(37,566,327)	87,980,515	125,258,245
Net increase (decrease) in net assets resulting from operations	76,658,339	(15,879,096)	195,566,200	236,403,904
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,032,762)	(3,243,144)	(44,544,956)	(42,783,994)
Class C	(286,504)	(343,633)	(5,089,757)	(4,757,892)
Class N	(14,954)	(13,014)	(126,072)	(111,145)
Class Y	(5,157,516)	(4,519,229)	(21,957,486)	(18,605,636)
Total distributions	(9,491,736)	(8,119,020)	(71,718,271)	(66,258,667)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(31,328,823)	(95,623,559)	66,659,478	(6,952,176)
Net increase (decrease) in net assets	35,837,780	(119,621,675)	190,507,407	163,193,061
NET ASSETS
Beginning of the year	269,010,643	388,632,318	1,128,654,333	965,461,272
End of the year	$304,848,423	$269,010,643	$1,319,161,740	$1,128,654,333
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$544,433	$399,897	$11,177,308	$10,470,553
Net realized gain on investments	51,862,967	39,420,826	91,688,935	11,572,406
Net change in unrealized appreciation (depreciation) on investments	(27,692,842)	5,400,104	47,931,540	28,499,529
Net increase in net assets resulting from operations	24,714,558	45,220,827	150,797,783	50,542,488
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(13,394,499)	(4,677,497)	(16,148,935)	(2,131,162)
Class C	(931,044)	(297,120)	(1,385,336)	(492,839)
Class N	(5,116,393)	(5,450,517)	(11,132,297)	(1,725,379)
Class Y	(35,890,420)	(15,866,769)	(43,371,032)	(14,093,624)
Total distributions	(55,332,356)	(26,291,903)	(72,037,600)	(18,443,004)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(57,473,813)	(26,374,992)	(6,439,594)	536,052,143
Net increase (decrease) in net assets	(88,091,611)	(7,446,068)	72,320,589	568,151,627
NET ASSETS
Beginning of the year	243,208,181	250,654,249	1,220,283,826	652,132,199
End of the year	$155,116,570	$243,208,181	$1,292,604,415	$1,220,283,826
See accompanying notes to financial statements.
19 |

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.60	$9.42	$7.84	$9.57	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.03 (b)	0.01	0.02	(0.01)
Net realized and unrealized gain (loss)	0.99	1.20	1.60	(1.71)	(0.41)
Total from Investment Operations	1.02	1.23	1.61	(1.69)	(0.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.05)	(0.03)	(0.04)	(0.01)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.17)	(0.05)	(0.03)	(0.04)	(0.14)
Net asset value, end of the period	$11.45	$10.60	$9.42	$7.84	$9.57
Total return(c)(d)	9.89%	13.09%(b)	20.56%	(17.71)%	(4.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$587	$316	$151	$125	$113
Net expenses(e)	1.20%	1.21%(f)	1.20%	1.20%	1.20%
Gross expenses	1.92%(g)	1.75%(f)	1.87%	2.05%	2.71%
Net investment income (loss)	0.29%	0.28%(b)	0.12%	0.26%	(0.07)%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 12.98% and the ratio of net investment income to average net assets would have been 0.12%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.74%.
(g)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.91%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.42	$9.29	$7.77	$9.51	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	(0.05)(b)	(0.06)	0.02	(0.09)
Net realized and unrealized gain (loss)	0.97	1.18	1.58	(1.76)	(0.40)
Total from Investment Operations	0.91	1.13	1.52	(1.74)	(0.49)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(c)	—	—	(0.00)(c)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.14)	(0.00)	—	—	(0.13)
Net asset value, end of the period	$11.19	$10.42	$9.29	$7.77	$9.51
Total return(d)(e)	9.01%	12.19%(b)	19.56%	(18.30)%	(4.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$1	$38
Net expenses(f)	1.95%	1.95%(g)	1.95%	1.95%	1.95%
Gross expenses	2.64%(h)	2.57%(g)	2.53%	2.79%	3.46%
Net investment income (loss)	(0.57)%	(0.55)%(b)	(0.68)%	0.21%	(0.90)%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 12.08% and the ratio of net investment loss to average net assets would have been (0.75)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of less than 0.01%.
(h)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 2.63%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.63	$9.44	$7.85	$9.58	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.05 (b)	0.04	0.05	0.03
Net realized and unrealized gain (loss)	0.99	1.21	1.61	(1.72)	(0.42)
Total from Investment Operations	1.05	1.26	1.65	(1.67)	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.07)	(0.06)	(0.06)	(0.03)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.20)	(0.07)	(0.06)	(0.06)	(0.16)
Net asset value, end of the period	$11.48	$10.63	$9.44	$7.85	$9.58
Total return(c)	10.15%	13.36%(b)	20.99%	(17.47)%	(3.77)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,970	$10,089	$25,661	$21,331	$22,953
Net expenses(d)	0.90%	0.90%(e)	0.90%	0.90%	0.90%
Gross expenses	1.56%	1.39%(e)	1.47%	1.67%	1.58%
Net investment income	0.51%	0.47%(b)	0.41%	0.62%	0.29%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 13.26% and the ratio of net investment income to average net assets would have been 0.29%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense of less than 0.01%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$10.63	$9.44	$7.85	$9.58	$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.06 (b)	0.03	0.04	0.02
Net realized and unrealized gain (loss)	0.99	1.20	1.61	(1.72)	(0.41)
Total from Investment Operations	1.04	1.26	1.64	(1.68)	(0.39)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.07)	(0.05)	(0.05)	(0.03)
Net realized capital gains	(0.14)	—	—	—	(0.13)
Total Distributions	(0.19)	(0.07)	(0.05)	(0.05)	(0.16)
Net asset value, end of the period	$11.48	$10.63	$9.44	$7.85	$9.58
Total return(c)	10.09%	13.45%(b)	20.81%	(17.50)%	(3.81)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,357	$18,657	$4,911	$3,124	$222
Net expenses(d)	0.95%	0.96%(e)	0.95%	0.95%	0.95%
Gross expenses	1.67%(f)	1.50%(e)	1.62%	1.80%	2.46%
Net investment income	0.46%	0.54%(b)	0.32%	0.47%	0.19%
Portfolio turnover rate	9%	36%	5%	11%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 13.23% and the ratio of net investment income to average net assets would have been 0.34%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.49%.
(f)	Includes transfer agent fees and expenses before expense offsets, had offsets been included the ratio of gross expenses would have been 1.66%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$29.51	$27.24	$21.55	$29.04	$23.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.25	0.20	0.17	0.07
Net realized and unrealized gain (loss)	4.06	4.04	6.48	(4.00)	7.81
Total from Investment Operations	4.27	4.29	6.68	(3.83)	7.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.26)	(0.16)	(0.20)	(0.05)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.25)	(2.02)	(0.99)	(3.66)	(2.04)
Net asset value, end of the period	$31.53	$29.51	$27.24	$21.55	$29.04
Total return(b)(c)	14.86%	15.82%	30.96%	(13.30)%	33.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$313,337	$289,368	$257,098	$192,750	$222,435
Net expenses(d)	1.03%	1.04%(e)	1.05%	1.05%	1.12%(f)
Gross expenses	1.06%	1.09%	1.15%	1.10%	1.14%
Net investment income	0.70%	0.86%	0.81%	0.65%	0.25%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 1.05% to 1.03%.
(f)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$22.18	$20.92	$16.74	$23.50	$19.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.03	0.01	(0.02)	(0.12)
Net realized and unrealized gain (loss)	3.01	3.08	5.01	(3.23)	6.44
Total from Investment Operations	3.00	3.11	5.02	(3.25)	6.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.09)	(0.01)	(0.05)	(0.00)(b)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.10)	(1.85)	(0.84)	(3.51)	(1.99)
Net asset value, end of the period	$23.08	$22.18	$20.92	$16.74	$23.50
Total return(c)(d)	14.03%	14.95%	29.99%	(13.97)%	32.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$58,090	$55,187	$55,880	$51,987	$50,042
Net expenses(e)	1.78%	1.79%(f)	1.80%	1.80%	1.87%(g)
Gross expenses	1.81%	1.84%	1.90%	1.85%	1.89%
Net investment income (loss)	(0.05)%	0.11%	0.05%	(0.10)%	(0.49)%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.80% to 1.78%.
(g)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$32.29	$29.63	$23.36	$31.13	$24.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.38	0.30	0.26	0.23
Net realized and unrealized gain (loss)	4.47	4.39	7.03	(4.29)	8.31
Total from Investment Operations	4.80	4.77	7.33	(4.03)	8.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.35)	(0.23)	(0.28)	(0.14)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.35)	(2.11)	(1.06)	(3.74)	(2.13)
Net asset value, end of the period	$34.74	$32.29	$29.63	$23.36	$31.13
Total return(b)	15.20%	16.17%	31.35%	(13.06)%	34.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,680	$1,718	$647	$517	$682
Net expenses(c)	0.73%	0.74%(d)	0.75%	0.75%	0.80%(e)
Gross expenses	0.81%(f)	0.89%(g)	1.03%	0.93%	1.55%
Net investment income	0.99%	1.16%	1.11%	0.93%	0.79%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(e)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(f)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.79%. See Note 7 of Notes to Financial Statements.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.87%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$32.18	$29.53	$23.29	$31.04	$24.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.36	0.31	0.25	0.17
Net realized and unrealized gain (loss)	4.44	4.39	6.98	(4.28)	8.31
Total from Investment Operations	4.76	4.75	7.29	(4.03)	8.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.34)	(0.22)	(0.26)	(0.13)
Net realized capital gains	(2.02)	(1.76)	(0.83)	(3.46)	(1.99)
Total Distributions	(2.33)	(2.10)	(1.05)	(3.72)	(2.12)
Net asset value, end of the period	$34.61	$32.18	$29.53	$23.29	$31.04
Total return(b)	15.15%	16.13%	31.28%	(13.10)%	34.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$825,265	$525,267	$323,867	$103,213	$99,008
Net expenses(c)	0.78%	0.79%(d)	0.80%	0.80%	0.86%(e)
Gross expenses	0.81%	0.84%	0.90%	0.85%	0.89%
Net investment income	0.96%	1.12%	1.13%	0.89%	0.56%
Portfolio turnover rate	53%	51%	40%	69%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2024, the expense limit decreased from 0.80% to 0.78%.
(e)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.49	$14.64	$12.52	$15.15	$14.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.26	0.26 (b)	0.19	0.27 (c)
Net realized and unrealized gain (loss)	4.05	(1.01)	2.11	(2.60)	0.96
Total from Investment Operations	4.41	(0.75)	2.37	(2.41)	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.40)	(0.25)	(0.22)	(0.23)
Net asset value, end of the period	$17.36	$13.49	$14.64	$12.52	$15.15
Total return(d)(e)	32.60%	(5.13)%	18.94%(b)	(15.91)%	8.73%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$133,269	$111,397	$142,825	$120,316	$152,900
Net expenses(f)	1.28%(g)	1.15%	1.15%	1.15%	1.17%(h)
Gross expenses	1.55%(g)	1.38%	1.37%	1.38%	1.34%
Net investment income	2.26%	1.84%	1.84%(b)	1.48%	1.73%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes tax reclaim IRS closing agreement expenses of 0.13%. See Note 2e of Notes to Financial Statements.
(h)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.31	$14.42	$12.31	$14.86	$13.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.15	0.16 (b)	0.10	0.13 (c)
Net realized and unrealized gain (loss)	3.98	(1.00)	2.06	(2.55)	0.97
Total from Investment Operations	4.22	(0.85)	2.22	(2.45)	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.26)	(0.11)	(0.10)	(0.09)
Net asset value, end of the period	$17.16	$13.31	$14.42	$12.31	$14.86
Total return(d)(e)	31.66%	(5.88)%	18.01%(b)	(16.50)%	7.92%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,384	$17,235	$28,598	$39,202	$69,335
Net expenses(f)	2.00%(g)	1.90%	1.90%	1.90%	1.93%(h)
Gross expenses	2.28%(g)	2.13%	2.12%	2.13%	2.09%
Net investment income	1.56%	1.08%	1.18%(b)	0.78%	0.85%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes tax reclaim IRS closing agreement expenses of 0.10%. See Note 2e of Notes to Financial Statements.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.42	$14.57	$12.46	$15.08	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.24	0.29 (b)	0.32	0.38 (c)
Net realized and unrealized gain (loss)	4.00	(0.94)	2.11	(2.68)	0.89
Total from Investment Operations	4.43	(0.70)	2.40	(2.36)	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.45)	(0.29)	(0.26)	(0.28)
Net asset value, end of the period	$17.26	$13.42	$14.57	$12.46	$15.08
Total return(d)	32.91%	(4.82)%	19.30%(b)	(15.65)%	9.01%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$454	$407	$348	$222	$704
Net expenses(e)	0.96%(f)	0.85%	0.85%	0.85%	0.87%(g)
Gross expenses	1.38%(f)(h)	1.21%(i)	1.44%	1.01%	1.25%
Net investment income	2.77%	1.69%	2.08%(b)	2.56%	2.49%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes tax reclaim IRS closing agreement expenses of 0.11%. See Note 2e of Notes to Financial Statements.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.37%. See Note 7 of Notes to Financial Statements.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.19%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$13.41	$14.56	$12.45	$15.07	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.29	0.29 (b)	0.22	0.30 (c)
Net realized and unrealized gain (loss)	4.04	(1.00)	2.11	(2.58)	0.96
Total from Investment Operations	4.43	(0.71)	2.40	(2.36)	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.44)	(0.29)	(0.26)	(0.27)
Net asset value, end of the period	$17.26	$13.41	$14.56	$12.45	$15.07
Total return(d)	32.94%	(4.89)%	19.26%(b)	(15.71)%	8.97%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$157,741	$139,971	$216,862	$200,175	$312,930
Net expenses(e)	1.03%(f)	0.90%	0.90%	0.90%	0.92%(g)
Gross expenses	1.30%(f)	1.13%	1.12%	1.13%	1.09%
Net investment income	2.46%	2.04%	2.08%(b)	1.66%	1.96%(c)
Portfolio turnover rate	68%	35%	26%	33%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes tax reclaim IRS closing agreement expenses of 0.13%. See Note 2e of Notes to Financial Statements.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$43.26	$36.73	$29.01	$43.12	$39.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	0.04	0.04	0.03	(0.11)
Net realized and unrealized gain (loss)	7.24	9.26	10.66	(8.89)	8.99
Total from Investment Operations	7.24	9.30	10.70	(8.86)	8.88
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	(0.03)	(0.03)	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.82)	(2.77)	(2.98)	(5.25)	(4.80)
Net asset value, end of the period	$47.68	$43.26	$36.73	$29.01	$43.12
Total return(c)	17.32%	25.23%	37.01%	(21.15)%	23.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$769,429	$706,644	$612,653	$512,392	$733,423
Net expenses	1.06%	1.07%	1.10%	1.12%	1.14%
Gross expenses	1.06%	1.07%	1.10%	1.12%	1.14%
Net investment income (loss)	0.00%(d)	0.09%	0.11%	0.09%	(0.25)%
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$14.09	$13.51	$12.12	$21.82	$21.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.10)	(0.09)	(0.12)	(0.24)
Net realized and unrealized gain (loss)	2.18	3.41	4.43	(4.36)	4.97
Total from Investment Operations	2.07	3.31	4.34	(4.48)	4.73
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	—	—	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.82)	(2.73)	(2.95)	(5.22)	(4.80)
Net asset value, end of the period	$13.34	$14.09	$13.51	$12.12	$21.82
Total return(b)	16.42%	24.32%	35.98%	(21.77)%	22.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,946	$28,720	$30,479	$29,356	$57,492
Net expenses	1.81%	1.82%	1.85%	1.87%	1.89%
Gross expenses	1.81%	1.82%	1.85%	1.87%	1.89%
Net investment loss	(0.75)%	(0.65)%	(0.64)%	(0.66)%	(0.99)%
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$58.31	$48.71	$37.72	$54.14	$47.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.20	0.20	0.18	0.03
Net realized and unrealized gain (loss)	9.86	12.30	13.89	(11.23)	11.07
Total from Investment Operations	10.05	12.50	14.09	(11.05)	11.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.18)	(0.15)	(0.15)	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.95)	(2.90)	(3.10)	(5.37)	(4.80)
Net asset value, end of the period	$65.41	$58.31	$48.71	$37.72	$54.14
Total return(b)	17.68%	25.60%	37.44%	(20.88)%	23.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,951	$2,206	$224	$167	$177
Net expenses(c)	0.75%	0.76%	0.78%	0.81%	0.83%
Gross expenses	0.79%	0.82%	1.39%	1.34%	1.38%
Net investment income	0.31%	0.35%	0.43%	0.41%	0.06%
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$58.10	$48.54	$37.60	$53.99	$47.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.19	0.17	0.15	0.00 (b)
Net realized and unrealized gain (loss)	9.82	12.24	13.84	(11.20)	11.05
Total from Investment Operations	9.98	12.43	14.01	(11.05)	11.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.15)	(0.12)	(0.12)	—
Net realized capital gains	(2.82)	(2.72)	(2.95)	(5.22)	(4.80)
Total Distributions	(2.92)	(2.87)	(3.07)	(5.34)	(4.80)
Net asset value, end of the period	$65.16	$58.10	$48.54	$37.60	$53.99
Total return	17.62%	25.54%	37.35%	(20.95)%	23.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$519,836	$391,084	$322,106	$191,912	$284,738
Net expenses	0.81%	0.82%	0.85%	0.87%	0.89%
Gross expenses	0.81%	0.82%	0.85%	0.87%	0.89%
Net investment income	0.25%	0.34%	0.37%	0.35%	0.00%(c)
Portfolio turnover rate	38%	33%	36%	46%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$24.04	$22.76	$19.64	$22.70	$21.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.01)	0.05	0.11	0.05
Net realized and unrealized gain (loss)	2.84	4.22	3.14	(2.53)	4.52
Total from Investment Operations	2.85	4.21	3.19	(2.42)	4.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	(0.07)	(0.13)	(0.04)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.53)	(2.93)	(0.07)	(0.64)	(3.66)
Net asset value, end of the period	$18.36	$24.04	$22.76	$19.64	$22.70
Total return(c)(d)	12.14%	18.36%	16.26%	(10.80)%	21.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$38,972	$42,321	$38,864	$33,507	$37,849
Net expenses(e)	1.15%	1.15%	1.15%	1.15%	1.17%(f)
Gross expenses	1.27%	1.26%	1.25%	1.21%	1.23%
Net investment income (loss)	0.05%	(0.05)%	0.25%	0.55%	0.22%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$21.16	$20.48	$17.75	$20.58	$20.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)	(0.18)	(0.10)	(0.04)	(0.13)
Net realized and unrealized gain (loss)	2.48	3.79	2.83	(2.28)	4.18
Total from Investment Operations	2.33	3.61	2.73	(2.32)	4.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.00)(b)	—	—	(0.00)(b)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.53)	(2.93)	—	(0.51)	(3.62)
Net asset value, end of the period	$14.96	$21.16	$20.48	$17.75	$20.58
Total return(c)(d)	11.30%	17.47%	15.38%	(11.46)%	20.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,417	$2,426	$3,650	$7,405	$11,436
Net expenses(e)	1.90%	1.90%	1.90%	1.90%	1.93%(f)
Gross expenses	2.02%	2.01%	2.00%	1.96%	1.98%
Net investment loss	(0.70)%	(0.82)%	(0.55)%	(0.22)%	(0.56)%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$24.56	$23.12	$19.95	$23.05	$22.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.06	0.11	0.17	0.14
Net realized and unrealized gain (loss)	2.90	4.31	3.19	(2.57)	4.58
Total from Investment Operations	2.99	4.37	3.30	(2.40)	4.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.00)(b)	(0.13)	(0.19)	(0.12)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.60)	(2.93)	(0.13)	(0.70)	(3.74)
Net asset value, end of the period	$18.95	$24.56	$23.12	$19.95	$23.05
Total return(c)	12.44%	18.77%	16.56%	(10.54)%	21.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,869	$52,213	$63,894	$72,804	$91,416
Net expenses(d)	0.85%	0.85%	0.85%	0.85%	0.86%(e)
Gross expenses	0.92%	0.91%	0.90%	0.87%	0.89%
Net investment income	0.36%	0.23%	0.55%	0.84%	0.55%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$24.60	$23.17	$19.99	$23.09	$22.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.05	0.10	0.16	0.11
Net realized and unrealized gain (loss)	2.91	4.31	3.20	(2.57)	4.60
Total from Investment Operations	2.98	4.36	3.30	(2.41)	4.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.00)(b)	(0.12)	(0.18)	(0.10)
Net realized capital gains	(8.51)	(2.93)	—	(0.51)	(3.62)
Total Distributions	(8.58)	(2.93)	(0.12)	(0.69)	(3.72)
Net asset value, end of the period	$19.00	$24.60	$23.17	$19.99	$23.09
Total return(c)	12.39%	18.69%	16.52%	(10.58)%	21.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$102,858	$146,248	$144,247	$148,505	$226,838
Net expenses(d)	0.90%	0.90%	0.90%	0.90%	0.93%(e)
Gross expenses	1.02%	1.01%	1.00%	0.96%	0.98%
Net investment income	0.30%	0.20%	0.49%	0.78%	0.45%
Portfolio turnover rate	163%	109%	94%	53%	71%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class A
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$19.51	$18.88	$15.17	$17.87	$16.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.16	0.09	(0.02)	0.00 (b)(c)
Net realized and unrealized gain (loss)	2.21	0.75	3.67	(1.78)	4.98
Total from Investment Operations	2.34	0.91	3.76	(1.80)	4.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.14)	(0.05)	—	(0.01)
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.20)	(0.28)	(0.05)	(0.90)	(3.80)
Net asset value, end of the period	$20.65	$19.51	$18.88	$15.17	$17.87
Total return(d)(e)	11.88%	4.80%	24.82%	(10.19)%	30.24%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$286,920	$152,088	$111,268	$66,339	$81,493
Net expenses(f)	1.25%	1.25%	1.25%	1.25%	1.27%(g)
Gross expenses	1.31%	1.31%	1.37%	1.37%	1.43%
Net investment income (loss)	0.67%	0.79%	0.53%	(0.12)%	0.01%(c)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class C
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$6.51	$6.51	$5.30	$6.94	$8.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)
Net realized and unrealized gain (loss)	0.76	0.26	1.28	(0.70)	2.45
Total from Investment Operations	0.75	0.26	1.27	(0.74)	2.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.12)	(0.06)	—	—
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.16)	(0.26)	(0.06)	(0.90)	(3.79)
Net asset value, end of the period	$6.10	$6.51	$6.51	$5.30	$6.94
Total return(d)(e)	11.11%	4.00%	23.93%	(11.01)%	29.45%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,409	$12,948	$7,988	$2,118	$966
Net expenses(f)	2.00%	2.00%	2.00%	2.00%	2.03%(g)
Gross expenses	2.06%	2.06%	2.12%	2.12%	2.19%
Net investment income (loss)	(0.10)%	0.03%	(0.14)%	(0.74)%	(0.67)%(c)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class N
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.84	$20.14	$16.16	$18.96	$17.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.23	0.15	0.04	0.01 (b)
Net realized and unrealized gain (loss)	2.36	0.80	3.93	(1.91)	5.29
Total from Investment Operations	2.57	1.03	4.08	(1.87)	5.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.19)	(0.10)	(0.03)	(0.07)
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.26)	(0.33)	(0.10)	(0.93)	(3.86)
Net asset value, end of the period	$22.15	$20.84	$20.14	$16.16	$18.96
Total return	12.22%	5.08%	25.24%(c)	(9.95)%(c)	30.64%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$200,762	$111,877	$2,506	$1,493	$1,383
Net expenses	0.94%	0.95%	0.95%(d)	0.95%(d)	0.97%(d)(e)
Gross expenses	0.94%	0.95%	1.08%	1.10%	1.19%
Net investment income	1.00%	1.08%	0.84%	0.22%	0.03%(b)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Fund—Class Y
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$20.81	$20.11	$16.15	$18.95	$17.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.22	0.16	0.04	0.06 (b)
Net realized and unrealized gain (loss)	2.36	0.80	3.89	(1.91)	5.23
Total from Investment Operations	2.55	1.02	4.05	(1.87)	5.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.18)	(0.09)	(0.03)	(0.06)
Net realized capital gains	(1.04)	(0.14)	—	(0.90)	(3.79)
Total Distributions	(1.24)	(0.32)	(0.09)	(0.93)	(3.85)
Net asset value, end of the period	$22.12	$20.81	$20.11	$16.15	$18.95
Total return(c)	12.16%	5.05%	25.10%	(9.98)%	30.61%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$796,514	$943,370	$530,371	$120,585	$66,054
Net expenses(d)	1.00%	1.00%	1.00%	1.00%	1.02%(e)
Gross expenses	1.06%	1.06%	1.12%	1.12%	1.18%
Net investment income	0.90%	1.03%	0.91%	0.22%	0.28%(b)
Portfolio turnover rate	120%	80%	72%	63%	92%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
See accompanying notes to financial statements.
43 |

Notes to Financial Statements
December 31, 2025
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund) (“Small Cap Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Effective May 1, 2025, the Board of Trustees approved a change in the name of Vaughan Nelson Small Cap Fund. The Fund’s investment goal and principal investment strategies did not change as a result of the name change.
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
| 44

Notes to Financial Statements (continued)
December 31, 2025
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains
45 |

Notes to Financial Statements (continued)
December 31, 2025
or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, distribution re-designations, foreign currency gains and losses, corporate actions, non-deductible expenses, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received.
| 46

Notes to Financial Statements (continued)
December 31, 2025
Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$151,536	$389,110	$540,646	$189,959	$ —	$189,959
Natixis Oakmark Fund	13,385,648	64,987,699	78,373,347	13,340,077	42,123,904	55,463,981
Natixis Oakmark International Fund	9,491,736	—	9,491,736	8,119,020	—	8,119,020
U.S. Equity Opportunities Fund	1,128,262	70,590,009	71,718,271	2,507,799	63,750,868	66,258,667
Mid Cap Fund	19,727,142	35,605,214	55,332,356	3,153,693	23,138,210	26,291,903
Small Cap Fund	11,352,372	60,685,228	72,037,600	10,180,185	8,262,819	18,443,004
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Undistributed ordinary income	$25,807	$194,735	$ —	$246,158	$3,120,170	$19,028,195
Undistributed long-term capital gains	—	43,874,022	—	60,038,053	2,924,916	11,725,678
Total undistributed earnings	25,807	44,068,757	—	60,284,211	6,045,086	30,753,873
Capital loss carryforward:
Short-term:
No expiration date	(68,854)	—	(13,920,635)	—	—	—
Long-term:
No expiration date	(152,422)	—	(100,670,644)	—	—	—
Total capital loss carryforward	(221,276)	—	(114,591,279)	—	—	—
Late-year ordinary and post-October capital loss deferrals*	—	—	(275,252)	—	—	—
Unrealized appreciation	6,457,215	172,074,633	44,952,914	523,314,116	30,112,599	170,301,969
Total accumulated earnings (losses)	$6,261,746	$216,143,390	$(69,913,617)	$583,598,327	$36,157,685	$201,055,842

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund is deferring foreign currency losses and passive foreign investment losses.

47 |

Notes to Financial Statements (continued)
December 31, 2025
As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Fund
Federal tax cost	$25,292,057	$1,028,051,591	$255,266,603	$796,524,615	$125,679,430	$1,124,829,271
Gross tax appreciation	$7,957,313	$223,421,616	$55,707,692	$555,637,205	$32,626,238	$198,793,887
Gross tax depreciation	(1,508,976)	(51,346,983)	(10,692,057)	(32,323,089)	(2,513,639)	(28,491,918)
Net tax appreciation	$6,448,337	$172,074,633	$45,015,635	$523,314,116	$30,112,599	$170,301,969
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market and foreign capital gains taxes.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 48

Notes to Financial Statements (continued)
December 31, 2025
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,061,233	$ —	$1,061,233
Belgium	—	518,646	—	518,646
China	3,985,977	2,553,854	—	6,539,831
Denmark	—	1,101,909	—	1,101,909
France	—	2,037,840	—	2,037,840
Germany	—	1,354,550	—	1,354,550
Japan	88,563	871,712	—	960,275
Macau	—	182,440	—	182,440
Netherlands	787,276	1,751,256	—	2,538,532
United Kingdom	—	1,476,702	—	1,476,702
United States	4,395,269	3,875,394	—	8,270,663
All Other Common Stocks(a)	5,318,283	—	—	5,318,283
Total Common Stocks	14,575,368	16,785,536	—	31,360,904
Short-Term Investments	—	379,489	—	379,489
Total Investments	$14,575,368	$17,165,025	$—	$31,740,393

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,173,850,007	$ —	$ —	$1,173,850,007
Short-Term Investments	—	26,276,217	—	26,276,217
Total Investments	$1,173,850,007	$26,276,217	$—	$1,200,126,224

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
49 |

Notes to Financial Statements (continued)
December 31, 2025

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ —	$5,197,987	$ —	$5,197,987
Denmark	—	6,774,934	—	6,774,934
France	—	74,159,014	—	74,159,014
Germany	262,328	60,570,459	—	60,832,787
India	—	3,712,939	—	3,712,939
Indonesia	—	5,163,007	—	5,163,007
Ireland	5,388,909	879,178	—	6,268,087
Italy	—	3,017,883	—	3,017,883
Japan	—	16,479,694	—	16,479,694
Korea	—	5,939,843	—	5,939,843
Netherlands	3,781,955	20,785,107	—	24,567,062
Sweden	—	9,078,619	—	9,078,619
Switzerland	—	15,803,770	—	15,803,770
United Kingdom	4,008,148	36,850,263	—	40,858,411
All Other Common Stocks(a)	11,160,765	—	—	11,160,765
Total Common Stocks	24,602,105	264,412,697	—	289,014,802
Preferred Stocks(a)	—	5,496,366	—	5,496,366
Short-Term Investments	—	5,770,943	—	5,770,943
Total Investments	$24,602,105	$275,680,006	$—	$300,282,111

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,300,569,185	$ —	$ —	$1,300,569,185
Short-Term Investments	—	19,269,546	—	19,269,546
Total Investments	$1,300,569,185	$19,269,546	$—	$1,319,838,731

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$154,071,178	$ —	$ —	$154,071,178
Short-Term Investments	—	1,720,851	—	1,720,851
Total Investments	$154,071,178	$1,720,851	$—	$155,792,029

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
December 31, 2025

Small Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,187,165,411	$ —	$ —	$1,187,165,411
Exchange-Traded Funds	62,608,961	—	—	62,608,961
Short-Term Investments	—	45,356,868	—	45,356,868
Total Investments	$1,249,774,372	$45,356,868	$—	$1,295,131,240

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$2,672,323	$2,594,519
Natixis Oakmark Fund	741,735,512	537,355,345
Natixis Oakmark International Fund	188,961,241	222,258,275
U.S. Equity Opportunities Fund	457,702,268	459,087,154
Mid Cap Fund	345,520,089	456,179,393
Small Cap Fund	1,487,131,122	1,527,199,482
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
51 |

Notes to Financial Statements (continued)
December 31, 2025
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Fund	1.25%	2.00%	0.95%	1.00%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$231,223	$212,601	$18,622	0.75%	0.06%
Natixis Oakmark Fund	6,762,075	—	6,762,075	0.63%	0.63%
Natixis Oakmark International Fund	2,321,545	782,046	1,539,499	0.80%	0.53%
U.S. Equity Opportunities Fund	8,108,060	—	8,108,060	0.67%	0.67%
Mid Cap Fund	1,613,400	229,520	1,383,880	0.75%	0.64%
Small Cap Fund	11,034,612	—	11,034,612	0.85%	0.85%

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
| 52

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Natixis Oakmark Fund	$86,734	$16,199	$ —	$214,442	$317,375
Small Cap Fund	137,300	6,476	—	467,982	611,758

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.
For the year ended December 31, 2025, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Natixis Oakmark Fund	$163
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$1,159	$3	$8
Natixis Oakmark Fund	735,442	137,239	411,716
Natixis Oakmark International Fund	308,767	38,905	116,714
U.S. Equity Opportunities Fund	1,823,148	66,766	200,297
Mid Cap Fund	101,071	5,942	17,827
Small Cap Fund	637,217	29,220	87,661
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
53 |

Notes to Financial Statements (continued)
December 31, 2025
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$13,206
Natixis Oakmark Fund	457,502
Natixis Oakmark International Fund	124,039
U.S. Equity Opportunities Fund	518,173
Mid Cap Fund	92,233
Small Cap Fund	556,203
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$15,122
Natixis Oakmark Fund	806,627
Natixis Oakmark International Fund	349,455
U.S. Equity Opportunities Fund	493,567
Mid Cap Fund	161,996
Small Cap Fund	1,221,407
As of December 31, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$172
Natixis Oakmark Fund	11,476
Natixis Oakmark International Fund	4,845
U.S. Equity Opportunities Fund	6,950
Mid Cap Fund	1,595
Small Cap Fund	14,134
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
| 54

Notes to Financial Statements (continued)
December 31, 2025
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2025 were as follows:
Fund	Commissions
International Growth Fund	$892
Natixis Oakmark Fund	57,314
Natixis Oakmark International Fund	3,668
U.S. Equity Opportunities Fund	33,271
Mid Cap Fund	296
Small Cap Fund	3,355
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of December 31, 2025, Natixis and affiliates held shares of International Growth Fund representing 34.37% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended December 31, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$1,141
Natixis Oakmark Fund	1,927
Natixis Oakmark International Fund	1,098
U.S. Equity Opportunities Fund	1,057
Mid Cap Fund	1,740
Small Cap Fund	3,886
55 |

Notes to Financial Statements (continued)
December 31, 2025
i. Interfund Transactions. A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the year ended December 31, 2025, Natixis Oakmark Fund and Natixis Oakmark International Fund engaged in purchase transactions of $280,898 and $4,967,210, respectively, with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.
j. Payment by Affiliates. For the year ended December 31, 2025, Natixis reimbursed Natixis Oakmark Fund $188, U.S. Equity Opportunities Fund $188 and Small Cap Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2025, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$503	$1	$1,141	$21,275
Natixis Oakmark Fund	252,292	47,074	1,927	615,821
Natixis Oakmark International Fund	158,663	20,027	1,098	191,204
U.S. Equity Opportunities Fund	409,099	14,985	1,057	253,380
Mid Cap Fund	42,085	2,479	1,740	131,942
Small Cap Fund	299,434	13,775	3,886	1,001,122
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, Oakmark International Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $17,250,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $5,204.
For the year ended December 31, 2025, Vaughan Nelson Mid Cap Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $3,700,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $558.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting
| 56

Notes to Financial Statements (continued)
December 31, 2025
or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of December 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Mid Cap Fund	1	9.26%
Small Cap Fund	1	7.21%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	40,761	$463,032	14,207	$154,136
Issued in connection with the reinvestment of distributions	739	7,339	143	1,516
Redeemed	(20,089)	(227,806)	(537)	(5,285)
Net change	21,411	$242,565	13,813	$150,367
Class C
Issued in connection with the reinvestment of distributions	2	$14	—	$ —
Net change	2	$14	—	$ —
Class N
Issued from the sale of shares	—	$ —	100	$1,000
Issued in connection with the reinvestment of distributions	6,490	65,872	2,173	23,137
Redeemed	—	—	(1,772,768)	(19,501,016)
Net change	6,490	$65,872	(1,770,495)	$(19,476,879)
Class Y
Issued from the sale of shares	275,864	$3,119,780	1,242,377	$12,841,763
Issued in connection with the reinvestment of distributions	33,152	335,302	10,850	115,638
Redeemed	(290,900)	(3,207,888)	(17,876)	(193,631)
Net change	18,116	$247,194	1,235,351	$12,763,770
Increase (decrease) from capital share transactions	46,019	$555,645	(521,331)	$(6,562,742)
57 |

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	916,232	$28,189,632	1,121,602	$33,121,501
Issued in connection with the reinvestment of distributions	636,263	19,346,076	578,301	17,001,350
Redeemed	(1,419,829)	(42,907,859)	(1,333,089)	(39,476,023)
Net change	132,666	$4,627,849	366,814	$10,646,828
Class C
Issued from the sale of shares	609,038	$13,942,398	561,955	$12,611,742
Issued in connection with the reinvestment of distributions	202,597	4,518,873	179,861	3,980,731
Redeemed	(782,161)	(17,823,345)	(925,075)	(21,046,076)
Net change	29,474	$637,926	(183,259)	$(4,453,603)
Class N
Issued from the sale of shares	99,017	$3,363,316	35,199	$1,153,493
Issued in connection with the reinvestment of distributions	7,888	269,277	3,042	97,883
Redeemed	(25,388)	(866,314)	(6,875)	(225,846)
Net change	81,517	$2,766,279	31,366	$1,025,530
Class Y
Issued from the sale of shares	14,040,189	$467,451,998	11,810,084	$369,974,574
Issued in connection with the reinvestment of distributions	1,518,072	50,907,041	985,552	31,583,451
Redeemed	(8,035,276)	(267,607,673)	(7,438,441)	(238,246,497)
Net change	7,522,985	$250,751,366	5,357,195	$163,311,528
Increase from capital share transactions	7,766,642	$258,783,420	5,572,116	$170,530,283
| 58

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	685,790	$10,881,770	743,608	$10,583,431
Issued in connection with the reinvestment of distributions	145,739	2,535,863	150,700	2,037,007
Redeemed	(1,411,829)	(21,714,331)	(2,393,970)	(34,284,693)
Net change	(580,300)	$(8,296,698)	(1,499,662)	$(21,664,255)
Class C
Issued from the sale of shares	45,926	$709,975	41,009	$576,880
Issued in connection with the reinvestment of distributions	15,582	268,002	24,525	327,921
Redeemed	(575,870)	(8,926,418)	(754,703)	(10,603,038)
Net change	(514,362)	$(7,948,441)	(689,169)	$(9,698,237)
Class N
Issued from the sale of shares	59,209	$873,120	10,978	$154,980
Issued in connection with the reinvestment of distributions	628	10,877	717	9,625
Redeemed	(63,860)	(910,475)	(5,237)	(73,843)
Net change	(4,023)	$(26,478)	6,458	$90,762
Class Y
Issued from the sale of shares	3,279,633	$49,931,877	4,207,705	$60,219,863
Issued in connection with the reinvestment of distributions	269,868	4,671,418	311,513	4,189,560
Redeemed	(4,846,805)	(69,660,501)	(8,976,237)	(128,761,252)
Net change	(1,297,304)	$(15,057,206)	(4,457,019)	$(64,351,829)
Decrease from capital share transactions	(2,395,989)	$(31,328,823)	(6,639,392)	$(95,623,559)
59 |

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	861,499	$38,344,721	617,333	$25,501,751
Issued in connection with the reinvestment of distributions	941,869	41,881,788	919,915	40,281,894
Redeemed	(2,001,494)	(90,101,365)	(1,880,572)	(76,866,617)
Net change	(198,126)	$(9,874,856)	(343,324)	$(11,082,972)
Class C
Issued from the sale of shares	585,754	$8,113,892	271,137	$4,000,373
Issued in connection with the reinvestment of distributions	353,231	4,566,103	309,645	4,418,982
Redeemed	(957,944)	(13,454,084)	(799,430)	(12,247,126)
Net change	(18,959)	$(774,089)	(218,648)	$(3,827,771)
Class N
Issued from the sale of shares	12,212	$768,522	36,515	$1,934,423
Issued in connection with the reinvestment of distributions	1,444	88,315	1,465	86,449
Redeemed	(6,374)	(399,655)	(4,732)	(283,156)
Net change	7,282	$457,182	33,248	$1,737,716
Class Y
Issued from the sale of shares	2,270,465	$139,288,576	1,473,835	$80,444,261
Issued in connection with the reinvestment of distributions	281,668	17,192,804	240,897	14,165,570
Redeemed	(1,305,416)	(79,630,139)	(1,619,037)	(88,388,980)
Net change	1,246,717	$76,851,241	95,695	$6,220,851
Increase (decrease) from capital share transactions	1,036,914	$66,659,478	(433,029)	$(6,952,176)
| 60

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	125,255	$2,841,815	231,670	$5,769,552
Issued in connection with the reinvestment of distributions	660,009	12,516,584	180,107	4,389,307
Redeemed	(422,884)	(9,864,463)	(359,279)	(9,021,664)
Net change	362,380	$5,493,936	52,498	$1,137,195
Class C
Issued from the sale of shares	32,197	$682,262	27,274	$645,132
Issued in connection with the reinvestment of distributions	59,622	928,185	13,805	296,132
Redeemed	(44,874)	(920,881)	(104,706)	(2,308,922)
Net change	46,945	$689,566	(63,627)	$(1,367,658)
Class N
Issued from the sale of shares	87,191	$2,145,663	423,292	$10,598,201
Issued in connection with the reinvestment of distributions	253,406	5,082,136	218,508	5,438,801
Redeemed	(1,893,209)	(48,269,811)	(1,278,742)	(35,649,338)
Net change	(1,552,612)	$(41,042,012)	(636,942)	$(19,612,336)
Class Y
Issued from the sale of shares	998,063	$23,286,271	1,198,410	$30,740,368
Issued in connection with the reinvestment of distributions	1,749,097	34,359,874	618,693	15,424,293
Redeemed	(3,279,167)	(80,261,448)	(2,097,393)	(52,696,854)
Net change	(532,007)	$(22,615,303)	(280,290)	$(6,532,193)
Decrease from capital share transactions	(1,675,294)	$(57,473,813)	(928,361)	$(26,374,992)
61 |

Notes to Financial Statements (continued)
December 31, 2025
11.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Small Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,154,233	$150,731,920	3,034,383	$60,324,416
Issued in connection with the reinvestment of distributions	757,019	15,958,338	106,589	2,082,739
Redeemed	(2,811,012)	(56,492,640)	(1,237,909)	(24,423,784)
Net change	6,100,240	$110,197,618	1,903,063	$37,983,371
Class C
Issued from the sale of shares	118,903	$769,183	806,174	$5,370,062
Issued in connection with the reinvestment of distributions	222,365	1,385,336	75,527	492,437
Redeemed	(950,717)	(6,409,742)	(119,982)	(825,701)
Net change	(609,449)	$(4,255,223)	761,719	$5,036,798
Class N
Issued from the sale of shares	5,677,440	$122,172,737	5,582,264	$117,113,893
Issued in connection with the reinvestment of distributions	240,385	5,435,104	7,623	159,095
Redeemed	(2,223,538)	(45,999,185)	(346,348)	(7,364,416)
Net change	3,694,287	$81,608,656	5,243,539	$109,908,572
Class Y
Issued from the sale of shares	11,372,949	$236,750,432	30,003,927	$616,586,435
Issued in connection with the reinvestment of distributions	1,767,908	39,919,359	628,157	13,090,789
Redeemed	(22,464,153)	(470,660,436)	(11,669,470)	(246,553,822)
Net change	(9,323,296)	$(193,990,645)	18,962,614	$383,123,402
Increase (decrease) from capital share transactions	(138,218)	$(6,439,594)	26,870,935	$536,052,143
| 62

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Loomis Sayles Funds II, Natixis Funds Trust I, and Natixis Funds Trust II and Shareholders of Loomis Sayles International Growth Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Fund, Natixis Oakmark Fund, and Vaughan Nelson Mid Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles International Growth Fund (one of the funds constituting Loomis Sayles Funds II), Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Fund (three of the funds constituting Natixis Funds Trust I), Natixis Oakmark Fund and Vaughan Nelson Mid Cap Fund (two of the funds constituting Natixis Funds Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
63 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
International Growth Fund	6.56%
Natixis Oakmark Fund	94.30%
U.S. Equity Opportunities Fund	98.68%
Mid Cap Fund	13.74%
Small Cap Fund	58.37%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
International Growth Fund	100.00%
Natixis Oakmark Fund	100.00%
Natixis Oakmark International Fund	93.74%
U.S. Equity Opportunities Fund	100.00%
Mid Cap Fund	10.61%
Small Cap Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the year ended December 31, 2025.
Fund	Amount
International Growth Fund	$389,110
Natixis Oakmark Fund	64,987,699
U.S. Equity Opportunities Fund	70,590,009
Mid Cap Fund	35,605,214
Small Cap Fund	60,685,228
Foreign Tax Credit. For the year ended December 31, 2025, the Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to:
Fund	Foreign-Tax Credit Pass-Through	Foreign Source Income
International Growth Fund	$28,957	$444,487
| 64

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
EF58A-1225
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.
(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.
(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable
(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	February 23, 2026